                                  MULTI-MANAGER TOTAL RETURN BOND STRATEGIES FUND

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

PORTFOLIO OF INVESTMENTS

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in securities

Asset-Backed Securities — Non-Agency 11.0%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AB BSL CLO 4 Ltd.(a),(b)
Series 2023-4A Class A
3-month Term SOFR + 2.000%
Floor 2.000%
04/20/2036	7.367%	2,350,000	2,351,669
Affirm Asset Securitization Trust(a)
Series 2022-A Class A
05/17/2027	4.300%	525,000	515,377
Series 2023-A Class A
01/18/2028	6.610%	575,000	574,450
Series 2023-B Class A
09/15/2028	6.820%	2,070,000	2,082,781
Series 2023-X1 Class A
11/15/2028	7.110%	1,300,000	1,300,694
AGL CLO 11 Ltd.(a),(b)
Series 2021-11A Class AJ
3-month Term SOFR + 1.612%
Floor 1.350%
04/15/2034	7.006%	12,200,000	12,010,656
AGL CLO 12 Ltd.(a),(b)
Series 2021-12A Class C
3-month Term SOFR + 2.112%
Floor 1.850%
07/20/2034	7.527%	1,000,000	977,943
AGL CLO Ltd.(a),(b)
Series 2021-13A Class A1
3-month Term SOFR + 1.422%
Floor 1.160%
10/20/2034	6.837%	5,250,000	5,234,203
AIG CLO(a),(b)
Series 2021-1A Class C
3-month Term SOFR + 2.012%
Floor 1.750%
04/22/2034	7.424%	1,750,000	1,707,909
AIG CLO Ltd.(a),(b)
Series 2019-2A Class AR
3-month Term SOFR + 1.362%
Floor 1.100%
10/25/2033	6.740%	12,500,000	12,424,550
Series 2021-2A Class A
3-month Term SOFR + 1.432%
Floor 1.170%
07/20/2034	6.847%	6,950,000	6,915,146
AIMCO CLO Ltd.(a),(b)
Series 2020-11A Class AR
3-month Term SOFR + 1.392%
Floor 1.130%
10/17/2034	6.794%	4,000,000	3,987,924

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Allegro CLO VII Ltd.(a),(b)
Series 2018-1A Class A
3-month Term SOFR + 1.362%
Floor 1.100%
06/13/2031	6.756%	7,134,946	7,110,951
American Credit Acceptance Receivables Trust(a)
Subordinated Series 2020-4 Class C
12/14/2026	1.310%	184,934	184,400
Subordinated Series 2022-4 Class C
02/15/2029	7.860%	580,000	584,998
Subordinated Series 2023-3 Class C
10/12/2029	6.440%	2,750,000	2,757,881
Subordinated Series 2023-4 Class B
02/14/2028	6.630%	1,695,000	1,700,477
Americredit Automobile Receivables Trust
Subordinated Series 2022-1 Class B
04/19/2027	2.770%	2,175,000	2,074,538
Subordinated Series 2023-1 Class B
03/20/2028	5.570%	3,130,000	3,095,723
AmeriCredit Automobile Receivables Trust
Series 2020-1 Class D
12/18/2025	1.800%	950,000	920,879
Series 2020-2 Class D
03/18/2026	2.130%	500,000	478,942
Series 2021-2 Class B
01/19/2027	0.690%	2,380,000	2,284,862
Series 2022-2 Class A3
04/18/2028	4.380%	2,090,000	2,054,683
Series 2023-2 Class B
07/18/2029	5.840%	4,505,000	4,517,885
Subordinated Series 2019-3 Class D
09/18/2025	2.580%	1,450,000	1,432,526
Subordinated Series 2021-2 Class C
01/19/2027	1.010%	2,905,000	2,696,447
Subordinated Series 2021-3 Class C
08/18/2027	1.410%	3,080,000	2,819,345
AMMC CLO Ltd.(a),(b)
Series 2023-26A Class A1
3-month Term SOFR + 1.950%
Floor 1.950%
04/15/2036	7.344%	2,200,000	2,201,551
Anchorage Capital CLO Ltd.(a),(b)
Series 2013-1A Class A1R
3-month Term SOFR + 1.512%
10/13/2030	6.905%	3,422,187	3,419,398

2	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016-8A Class AR2
3-month Term SOFR + 1.462%
Floor 1.200%
10/27/2034	6.849%	11,500,000	11,434,668
Series 2021-21A Class B
3-month Term SOFR + 2.012%
Floor 1.750%
10/20/2034	7.427%	10,000,000	9,902,830
Apidos CLO XXIV(a),(b)
Series 2016-24A
3-month Term SOFR + 2.312%
Floor 2.050%
10/20/2030	7.727%	2,900,000	2,856,662
Applebee’s Funding LLC/IHOP Funding LLC(a)
Series 2019-1A Class AII
06/07/2049	4.723%	495,000	465,479
Series 2023-1A Class A2
03/05/2053	7.824%	2,750,000	2,745,421
Aqua Finance Trust(a)
Series 2020-AA Class A
07/17/2046	1.900%	449,594	417,933
Series 2021-A Class A
07/17/2046	1.540%	1,633,002	1,438,121
Ares LXI CLO Ltd.(a),(b)
Series 2021-61A Class A
3-month Term SOFR + 1.412%
Floor 1.150%
10/20/2034	6.827%	6,718,000	6,697,463
ArrowMark Colorado Holdings(a),(b)
Series 2017-6A Class A1
3-month Term SOFR + 1.542%
07/15/2029	6.936%	762,903	761,296
Atlas Senior Loan Fund XXI Ltd.(a),(b)
Series 2023-21A Class A1
3-month Term SOFR + 2.200%
Floor 2.200%
07/20/2035	7.526%	7,500,000	7,532,310
Atmos Energy Corp.
11/15/2053	6.200%	290,000	313,115
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2020-2A Class A
02/20/2027	2.020%	1,600,000	1,476,277
Series 2023-3A Class A
02/22/2028	5.440%	9,830,000	9,707,866
Bain Capital Credit CLO Ltd.(a),(b)
Series 2019-3A Class AR
3-month Term SOFR + 1.422%
Floor 1.160%
10/21/2034	6.834%	17,250,000	17,178,516

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Balboa Bay Loan Funding Ltd.(a),(b)
Series 2020-1A Class AR
3-month Term SOFR + 1.382%
Floor 1.120%
01/20/2032	6.797%	13,750,000	13,679,009
Barings CLO Ltd.(a),(b)
Series 2020-2A Class AR
3-month Term SOFR + 1.272%
Floor 1.010%
10/15/2033	6.666%	7,500,000	7,474,440
Series 2020-4A Class A
3-month Term SOFR + 1.482%
Floor 1.220%
01/20/2032	6.897%	6,500,000	6,499,980
Battalion CLO XII Ltd.(a),(b)
Series 2018-12A Class A1
3-month Term SOFR + 1.332%
Floor 1.070%
05/17/2031	6.701%	2,883,943	2,875,236
Beacon Container Finance II LLC(a)
Series 2021-1A Class A
10/22/2046	2.250%	1,900,000	1,635,467
Benefit Street Partners CLO X Ltd.(a),(b)
Series 2016-10A Class BRR
3-month Term SOFR + 2.412%
Floor 2.150%
04/20/2034	7.827%	2,810,000	2,760,426
BHG Securitization Trust(a)
Series 2022-C Class A
10/17/2035	5.320%	462,772	458,960
BlueMountain CLO XXVIII Ltd.(a),(b)
Series 2021-28A Class C
3-month Term SOFR + 2.262%
Floor 2.000%
04/15/2034	7.656%	1,300,000	1,254,360
BlueMountain CLO XXXI Ltd.(a),(b)
Series 2021-31A Class A2
3-month Term SOFR + 1.662%
Floor 1.400%
04/19/2034	7.058%	3,600,000	3,552,037
BlueMountain Fuji US CLO II Ltd.(a),(b)
Series 2017-2A Class A1AR
3-month Term SOFR + 1.262%
10/20/2030	6.677%	10,181,894	10,169,228
BMW Vehicle Lease Trust
Series 2023-2 Class A4
02/25/2027	5.980%	4,500,000	4,538,076
Bojangles Issuer LLC(a)
Series 2020-1A Class A2
10/20/2050	3.832%	1,572,000	1,439,257

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023	3

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bridgecrest Lending Auto Securitization Trust
Series 2023-1 Class A3
11/15/2027	6.510%	6,325,000	6,361,403
Canyon Capital CLO Ltd.(a),(b)
Series 2019-1A Class A1R
3-month Term SOFR + 1.362%
Floor 1.100%
04/15/2032	6.756%	17,500,000	17,450,160
CARDS II Trust(a)
Subordinated Series 2021-1A Class B
04/15/2027	0.931%	2,850,000	2,791,084
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-3A Class A1AR
3-month Term SOFR + 1.362%
Floor 1.100%
10/15/2030	6.756%	3,239,735	3,234,114
Series 2014-3RA Class A1A
3-month Term SOFR + 1.312%
07/27/2031	6.699%	20,343,469	20,330,775
Carlyle US CLO Ltd.(a),(b)
Series 2017-2A Class A2R
3-month Term SOFR + 1.862%
Floor 1.600%
07/20/2031	7.277%	2,100,000	2,066,114
Series 2020-1A Class BR
3-month Term SOFR + 2.262%
Floor 2.000%
07/20/2034	7.677%	1,250,000	1,222,345
Carmax Auto Owner Trust
Series 2023-2 Class A3
01/18/2028	5.050%	3,835,000	3,805,173
Series 2023-3 Class A3
05/15/2028	5.280%	1,165,000	1,165,376
Subordinated Series 2023-3 Class B
02/15/2029	5.470%	3,040,000	3,022,670
CarNow Auto Receivables Trust(a)
Series 2023-1A Class A
12/16/2024	6.620%	18,886	18,888
Carvana Auto Receivables Trust
Series 2021-P4 Class A3
01/11/2027	1.310%	4,586,614	4,414,899
Subordinated Series 2021-N4 Class C
09/11/2028	1.720%	447,102	426,944
Carvana Auto Receivables Trust(a)
Series 2023-N1 Class A
04/12/2027	6.360%	2,296,688	2,297,820
Series 2023-P1 Class A3
12/10/2027	5.980%	4,835,000	4,824,047
Series 2023-P4 Class A3
10/10/2028	6.160%	2,800,000	2,817,200

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chancelight, Inc.(a),(b)
Series 2012-2 Class A
30-day Average SOFR + 0.844%
Floor 0.730%
04/25/2039	6.173%	216,848	216,320
Chesapeake Funding II LLC(a)
Series 2023-1A Class A1
05/15/2035	5.650%	2,775,804	2,770,007
CIFC Funding IV Ltd.(a),(b)
Series 2015-4A Class BR2
3-month Term SOFR + 2.162%
Floor 1.900%
04/20/2034	7.577%	6,300,000	6,118,497
CIFC Funding Ltd.(a),(b)
Series 2014-5A Class BR2
3-month Term SOFR + 2.062%
Floor 1.800%
10/17/2031	7.464%	1,800,000	1,794,418
Series 2019-6A Class A2
3-month Term SOFR + 2.012%
Floor 1.750%
01/16/2033	7.406%	2,000,000	2,002,874
CIT Education Loan Trust(a),(b)
Series 2007-1 Class B
90-day Average SOFR + 0.562%
Floor 0.300%
06/25/2042	5.805%	334,087	311,132
CLI Funding VIII LLC(a)
Series 2022-1A Class A1
01/18/2047	2.720%	2,534,400	2,169,684
Commonbond Student Loan Trust(a)
Series 2018-CGS Class B
02/25/2046	4.250%	121,812	113,855
Series 2019-AGS Class A1
01/25/2047	2.540%	1,216,365	1,058,948
Series 2020-AGS Class A
08/25/2050	1.980%	942,494	806,370
Credit Acceptance Auto Loan Trust(a)
Series 2020-3A Class B
12/17/2029	1.770%	1,456,342	1,449,676
Series 2022-3A Class A
10/15/2032	6.570%	6,030,000	6,050,544
Series 2023-1A Class A
03/15/2033	6.480%	4,080,000	4,089,779
Subordinated Series 2023-2A Class B
07/15/2033	6.610%	1,215,000	1,203,102
Subordinated Series 2023-3A Class C
12/15/2033	7.620%	695,000	692,407

4	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Crown Point CLO Ltd.(a),(b)
Series 2021-11A Class A
3-month Term SOFR + 1.382%
Floor 1.120%
01/17/2034	6.784%	14,250,000	14,152,829
DataBank Issuer LLC(a)
Series 2023-1 Class A2
02/25/2053	5.116%	3,400,000	3,213,457
DB Master Finance LLC(a)
Series 2017-1A Class A2II
11/20/2047	4.030%	1,178,125	1,087,586
Series 2019-1A Class A23
05/20/2049	4.352%	1,149,000	1,046,824
Series 2019-1A Class A2II
05/20/2049	4.021%	622,375	588,866
Subordinated Series 2021-1A Class A23
11/20/2051	2.791%	4,312,000	3,367,858
Dell Equipment Finance Trust(a)
Series 2023-3 Class A3
04/23/2029	5.930%	4,855,000	4,885,546
DLLMT LLC(a)
Subordinated Series 2023-1A Class A3
03/22/2027	5.340%	4,175,000	4,142,774
Domino’s Pizza Master Issuer LLC(a)
Series 2018-1A Class A2I
07/25/2048	4.116%	1,425,000	1,371,604
Series 2021-1A Class A2II
04/25/2051	3.151%	3,120,000	2,552,552
Donlen Fleet Lease Funding 2 LLC(a)
Series 2021-2 Class A2
12/11/2034	0.560%	880,412	871,452
Drive Auto Receivables Trust
Subordinated Series 2021-3 Class B
05/15/2026	1.110%	435,789	435,051
Driven Brands Funding LLC(a)
Series 2019-1A Class A2
04/20/2049	4.641%	1,714,500	1,624,671
Dryden 86 CLO Ltd.(a),(b)
Series 2020-86A Class CR
3-month Term SOFR + 2.262%
Floor 2.000%, Cap 2.000%
07/17/2034	7.664%	3,000,000	2,919,489
Dryden CLO Ltd.(a),(b)
Series 2019-75A Class CR2
3-month Term SOFR + 2.062%
Floor 1.800%
04/15/2034	7.456%	5,000,000	4,754,155
DT Auto Owner Trust(a)
Series 2020-2A Class C
03/16/2026	3.280%	95,832	95,669

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-4A Class C
09/15/2027	1.500%	2,550,000	2,432,608
Subordinated Series 2022-2A Class B
01/15/2027	4.220%	4,445,000	4,392,298
Subordinated Series 2022-3A Class B
07/17/2028	6.740%	3,155,000	3,164,966
Subordinated Series 2023-2A Class B
02/15/2029	5.410%	2,525,000	2,498,407
Eaton Vance CLO Ltd.(a),(b)
Series 2019-1A Class AR
3-month Term SOFR + 1.362%
Floor 1.100%
04/15/2031	6.756%	4,670,000	4,653,907
ELFI Graduate Loan Program LLC(a)
Series 2019-A Class A
03/25/2044	2.540%	670,460	599,776
Series 2023-A Class A
02/04/2048	6.370%	4,586,137	4,616,746
ELFI Graduate Loan Program LLC(a),(c)
Subordinated Series 2019-A Class B
03/25/2044	2.940%	297,754	258,627
Ellington CLO II Ltd.(a),(b)
Series 2017-2A Class A
3-month Term SOFR + 1.962%
Floor 1.700%
02/15/2029	7.341%	2,152,047	2,150,328
Elmwood CLO II Ltd.(a),(b)
Series 2019-2A Class AR
3-month Term SOFR + 1.412%
Floor 1.150%
04/20/2034	6.827%	27,250,000	27,193,647
Enterprise Fleet Financing LLC(a)
Series 2022-3 Class A2
07/20/2029	4.380%	938,661	925,827
Series 2023-2 Class A2
04/22/2030	5.560%	2,855,000	2,848,285
Exeter Automobile Receivables Trust
Subordinated Series 2020-3A Class D
07/15/2026	1.730%	261,800	258,129
Subordinated Series 2021-4 Class B
05/15/2026	1.050%	473,296	472,503
Subordinated Series 2023-1A Class B
04/15/2027	5.720%	2,580,000	2,567,885
Subordinated Series 2023-2A Class B
09/15/2027	5.610%	2,450,000	2,425,531
SubordinatedSeries 2022-5A Class B
03/15/2027	5.970%	4,890,000	4,870,498

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023	5

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Flagship Credit Auto Trust(a)
Series 2022-4 Class A3
06/15/2027	6.320%	3,475,000	3,484,838
Subordinated Series 2020-4 Class C
02/16/2027	1.280%	466,093	454,707
Subordinated Series 2021-2 Class B
06/15/2027	0.930%	1,606,077	1,582,457
Subordinated Series 2023-2 Class C
05/15/2029	5.810%	3,240,000	3,215,512
Flatiron CLO 21 Ltd.(a),(b)
Series 2021-1A Class C
3-month Term SOFR + 2.112%
Floor 1.850%
07/19/2034	7.508%	2,000,000	1,958,976
Ford Credit Auto Owner Trust(a)
Series 2018-1 Class A
07/15/2031	3.190%	7,110,000	6,907,032
Series 2021-1 Class A
10/17/2033	1.370%	3,415,000	3,104,689
Series 2023-2 Class A
02/15/2036	5.280%	7,005,000	6,997,244
Subordinated Series 2021-2 Class C
05/15/2034	2.110%	3,900,000	3,432,750
Subordinated Series 2021-2 Class D
05/15/2034	2.600%	2,300,000	2,006,558
Subordinated Series 2023-1 Class C
08/15/2035	5.580%	3,900,000	3,719,201
Ford Credit Floorplan Master Owner Trust(a)
Series 2023-1 Class A1
05/15/2028	4.920%	2,165,000	2,132,121
Foursight Capital Automobile Receivables Trust(a)
Series 2022-1 Class A3
12/15/2026	1.830%	2,133,729	2,095,052
Series 2022-2 Class A3
06/15/2027	4.590%	2,130,000	2,099,322
Frontier Issuer LLC(a)
Series 2023-1 Class A2
08/20/2053	6.600%	4,475,000	4,336,920
Galaxy XXII CLO Ltd.(a),(b)
Series 2016-22A Class ARR
3-month Term SOFR + 1.462%
Floor 1.200%
04/16/2034	6.856%	3,200,000	3,188,973
GECU Auto Receivables Trust(a)
Series 2023-1A Class A3
08/15/2028	5.630%	2,500,000	2,497,858
Global SC Finance II SRL(a)
Series 2014-1A Class A2
07/17/2029	3.090%	255,155	250,818

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2020-4A Class C
11/17/2025	1.140%	150,863	150,395
Subordinated Series 2021-3A Class B
11/17/2025	0.780%	238,069	237,676
Subordinated Series 2021-4A Class B
04/15/2026	1.530%	4,144,480	4,102,136
GM Financial Automobile Leasing Trust
Series 2023-2 Class A3
07/20/2026	5.050%	1,790,000	1,776,384
Subordinated Series 2022-3 Class C
08/20/2026	5.130%	2,350,000	2,315,190
GM Financial Consumer Automobile Receivables Trust
Subordinated Series 2023-4 Class B
04/16/2029	6.160%	2,800,000	2,833,360
Goal Capital Funding Trust(b)
Series 2006-1 Class B
3-month Term SOFR + 0.712%
Floor 0.450%
08/25/2042	6.091%	431,228	394,012
GoodLeap Sustainable Home Solutions Trust(a)
Series 2021-3CS Class A
05/20/2048	2.100%	2,787,179	2,066,780
Greenwood Park CLO Ltd.(a),(b)
Series 2018-1A Class A2
3-month Term SOFR + 1.272%
Floor 1.010%
04/15/2031	6.666%	14,783,358	14,760,296
Greywolf CLO III Ltd.(a),(b)
Series 2020-3RA Class A1R
3-month Term SOFR + 1.550%
Floor 1.290%
04/15/2033	6.702%	6,500,000	6,432,862
Greywolf CLO VII Ltd.(a),(b)
Series 2018-2A Class A1
3-month Term SOFR + 1.440%
Floor 1.180%
10/20/2031	6.856%	6,250,000	6,250,594
Helios Issuer LLC(a)
Series 2020-AA Class A
06/20/2047	2.980%	987,864	898,093
Henderson Receivables LLC(a)
Series 2013-3A Class A
01/17/2073	4.080%	1,416,805	1,253,059
Series 2014-2A Class A
01/17/2073	3.610%	1,710,199	1,440,686
Hertz Vehicle Financing III LLC(a)
Series 2023-3A Class A
02/25/2028	5.940%	4,660,000	4,664,391

6	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hilton Grand Vacations Trust(a)
Subordinated Series 2022-2A Class C
01/25/2037	5.570%	212,047	204,122
HPS Loan Management Ltd.(a),(b)
Series 2010-A16 Class A1RR
3-month Term SOFR + 1.402%
Floor 1.140%
04/20/2034	6.817%	9,750,000	9,713,311
Series 2021-16A Class A1
3-month Term SOFR + 1.402%
Floor 1.140%
01/23/2035	6.814%	7,300,000	7,253,587
Hyundai Auto Lease Securitization Trust(a)
Series 2023-B Class A3
06/15/2026	5.150%	2,390,000	2,375,659
ICG US CLO Ltd.(a),(b)
Series 2014-3A Class A1RR
3-month Term SOFR + 1.292%
04/25/2031	6.670%	5,527,311	5,516,472
JG Wentworth XLIII LLC(a)
Series 2019-1A Class A
08/17/2071	3.820%	936,651	785,953
JPMorgan Chase Bank NA(a)
Series 2021-3 Class E
02/26/2029	2.102%	235,202	227,472
Subordinated Series 2021-1 Class D
09/25/2028	1.174%	141,002	138,183
Subordinated Series 2021-2 Class D
12/26/2028	1.138%	346,231	336,533
Kayne CLO Ltd.(a),(b)
Series 2019-6A Class A2
3-month Term SOFR + 2.112%
Floor 1.850%
01/20/2033	7.527%	1,500,000	1,475,469
Kayne Ltd.(a),(b)
Series 2018-1A Class CR
3-month Term SOFR + 2.012%
Floor 1.750%
07/15/2031	7.406%	1,820,000	1,775,270
Series 2021-10A Class C
3-month Term SOFR + 2.012%
Floor 1.750%
04/23/2034	7.424%	1,600,000	1,552,486
KKR CLO Ltd.(a),(b)
Series 2032A Class A1
3-month Term SOFR + 1.582%
Floor 1.320%
01/15/2032	6.976%	17,000,000	16,970,097
LAD Auto Receivables Trust(a)
Subordinated Series 2023-4A Class B
10/16/2028	6.390%	1,515,000	1,520,695

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lending Funding Trust(a)
Series 2020-2A Class A
04/21/2031	2.320%	700,000	631,600
Lendmark Funding Trust(a)
Series 2021-1A Class A
11/20/2031	1.900%	5,000,000	4,397,171
Subordinated Series 2021-1A Class B
11/20/2031	2.470%	200,000	167,501
Loanpal Solar Loan Ltd.(a)
Series 2020-2GF Class A
07/20/2047	2.750%	1,349,512	1,035,296
Logan CLO I Ltd.(a),(b)
Series 2021-1A Class A
3-month Term SOFR + 1.422%
Floor 1.160%
07/20/2034	6.837%	15,000,000	14,962,260
M&T Equipment Notes(a)
Series 2023-1A Class A3
07/15/2030	5.740%	2,115,000	2,111,449
Madison Park Funding LIX Ltd.(a),(b)
Series 2021-59A Class A
3-month Term SOFR + 1.402%
Floor 1.140%
01/18/2034	6.797%	12,500,000	12,479,275
Madison Park Funding XLVIII Ltd.(a),(b)
Series 2021-48A Class A
3-month Term SOFR + 1.412%
Floor 1.150%
04/19/2033	6.808%	6,500,000	6,490,458
Series 2021-48A Class C
3-month Term SOFR + 2.262%
Floor 2.000%
04/19/2033	7.658%	1,520,000	1,505,560
Madison Park Funding XXI Ltd.(a),(b)
Series 2016-21A Class AARR
3-month Term SOFR + 1.342%
Floor 1.080%
10/15/2032	6.736%	17,000,000	16,951,482
Series 2016-21A Class ABRR
3-month Term SOFR + 1.662%
Floor 1.400%
10/15/2032	7.056%	1,750,000	1,716,106
Madison Park Funding XXXVIII Ltd.(a),(b)
Series 2021-38A Class A
3-month Term SOFR + 1.382%
Floor 1.120%
07/17/2034	6.784%	15,000,000	14,839,155
Magnetite XVII Ltd.(a),(b)
Series 2016-17A Class AR
3-month Term SOFR + 1.362%
07/20/2031	6.777%	1,043,721	1,042,551

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023	7

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Marathon CLO Ltd.(a),(b)
Series 2020-15A Class A1S
3-month Term SOFR + 1.962%
Floor 1.700%
11/15/2031	7.341%	20,500,000	20,487,105
Mariner Finance Issuance Trust(a)
Series 2020-AA Class A
08/21/2034	2.190%	708,638	687,568
Marlette Funding Trust(a)
Series 2021-1A Class C
06/16/2031	1.410%	283,873	281,556
Series 2022-3A Class A
11/15/2032	5.180%	2,295,153	2,289,982
Massachusetts Educational Financing Authority
Series 2018-A Class A
05/25/2033	3.850%	1,233,623	1,193,966
Merchants Fleet Funding LLC(a)
Series 2023-1A Class A
05/20/2036	7.210%	5,015,000	5,034,998
Merlin Aviation Holdings DAC(a)
Series 2016-1 Class A
12/15/2032	4.500%	197,304	169,204
MF1 Ltd.(a),(b)
Series 2021-FL6 Class D
1-month Term SOFR + 2.664%
Floor 2.550%
07/16/2036	7.994%	7,000,000	6,561,571
MidOcean Credit CLO VIII(a),(b)
Series 2018-8A Class B
3-month Term SOFR + 1.912%
02/20/2031	7.279%	6,600,000	6,520,767
Mid-State Capital Corp. Trust(a)
Series 2006-1 Class A
10/15/2040	5.787%	512,289	498,063
Mill City Solar Loan Ltd.(a)
Series 2019-1A Class A
03/20/2043	4.340%	953,958	854,850
Series 2019-2GS Class A
07/20/2043	3.690%	1,013,027	872,447
Mosaic Solar Loan Trust(a)
Series 2018-1A Class A
06/22/2043	4.010%	467,803	425,905
Series 2019-1A Class A
12/21/2043	4.370%	962,199	880,884
Series 2020-2A Class A
08/20/2046	1.440%	1,744,749	1,432,400
Series 2023-3A Class A
11/20/2053	5.910%	2,667,395	2,604,271

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2023-4A Class A
05/20/2053	6.400%	4,279,770	4,265,417
Subordinated Series 2018-2GS Class B
02/22/2044	4.740%	598,688	528,167
Subordinated Series 2020-2A Class B
08/20/2046	2.210%	1,112,593	878,956
Subordinated Series 2021-2A Class B
04/22/2047	2.090%	893,615	661,095
Mosaic Solar Loans LLC(a)
Series 2017-2A Class A
06/22/2043	3.820%	490,117	446,670
Navient Private Education Refi Loan Trust(a)
Series 2020-BA Class A2
01/15/2069	2.120%	1,008,595	919,157
Series 2020-DA Class A
05/15/2069	1.690%	5,022,658	4,517,075
Series 2020-FA Class A
07/15/2069	1.220%	658,954	588,085
Series 2020-GA Class A
09/16/2069	1.170%	1,221,559	1,070,494
Series 2020-HA Class A
01/15/2069	1.310%	582,334	528,741
Series 2021-A Class A
05/15/2069	0.840%	649,916	560,795
Series 2021-BA Class A
07/15/2069	0.940%	1,306,918	1,115,717
Navient Student Loan Trust(b)
Series 2014-3 Class A
30-day Average SOFR + 0.734%
Floor 0.620%
03/25/2083	6.063%	3,515,562	3,478,149
Series 2014-4 Class A
30-day Average SOFR + 0.734%
Floor 0.620%
03/25/2083	6.063%	1,527,463	1,502,585
Navistar Financial Dealer Note Master Owner Trust II(a)
Series 2023-1 Class A
08/25/2028	6.180%	1,685,000	1,682,775
Nelnet Student Loan Trust(a),(b)
Series 2006-1 Class A6
3-month Term SOFR + 0.712%
08/23/2036	6.090%	4,628,759	4,533,438
Series 2014-4A Class A2
30-day Average SOFR + 1.064%
Floor 0.950%
11/25/2048	6.393%	3,799,713	3,765,254

8	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Neuberger Berman CLO XVII Ltd.(a),(b)
Series 2014-17A Class CR2
3-month Term SOFR + 2.262%
Floor 2.000%
04/22/2029	7.674%	2,000,000	1,967,230
Neuberger Berman Loan Advisers CLO Ltd.(a),(b)
Series 2019-33A Class CR
3-month Term SOFR + 2.162%
Floor 1.900%
10/16/2033	7.556%	2,000,000	1,962,608
Series 2021-40A Class C
3-month Term SOFR + 2.012%
Floor 1.750%
04/16/2033	7.406%	4,650,000	4,546,575
New Economy Assets Phase 1 Sponsor LLC(a)
Series 2021-1 Class A1
10/20/2061	1.910%	5,030,000	4,346,334
Oaktree CLO Ltd.(a),(b)
Series 2019-1A Class A1R
3-month Term SOFR + 1.372%
Floor 1.110%
04/22/2030	6.784%	9,800,000	9,759,379
OCP CLO Ltd.(a),(b)
Series 2020-18A Class CR
3-month Term SOFR + 2.212%
Floor 1.950%
07/20/2032	7.627%	500,000	491,303
Octagon 61 Ltd.(a),(b)
Series 2023-2A Class A
3-month Term SOFR + 1.850%
Floor 1.850%
04/20/2036	7.266%	1,550,000	1,550,693
Octagon Investment Partners 27 Ltd.(a),(b)
Series 2016-1A Class A2R
3-month Term SOFR + 1.612%
07/15/2030	7.006%	6,925,000	6,821,388
Octagon Investment Partners 32 Ltd.(a),(b)
Series 2017-1A Class A2R
3-month Term SOFR + 1.462%
Floor 1.200%
07/15/2029	6.856%	7,400,000	7,320,450
Octagon Investment Partners 46 Ltd.(a),(b)
Series 2020-2A Class AR
3-month Term SOFR + 1.422%
Floor 1.160%
07/15/2036	6.816%	7,900,000	7,842,456
OHA Credit Funding Ltd.(a),(b)
Series 2021-8A Class C
3-month Term SOFR + 2.162%
Floor 1.900%
01/18/2034	7.557%	1,350,000	1,331,396

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OHA Credit Partners VII Ltd.(a),(b)
Series 2012-7A Class CR3
3-month Term SOFR + 2.062%
Floor 1.800%
02/20/2034	7.429%	5,000,000	4,893,710
OneMain Direct Auto Receivables Trust(a)
Series 2019-1A Class A
09/14/2027	3.630%	6,900,000	6,719,252
Subordinated Series 2019-1A Class B
11/14/2028	3.950%	1,500,000	1,433,535
Subordinated Series 2019-1A Class D
04/14/2031	4.680%	2,900,000	2,744,730
Subordinated Series 2021-1A Class C
07/14/2028	1.420%	7,367,000	6,658,466
Subordinated Series 2021-1A Class D
11/14/2030	1.620%	900,000	800,135
Subordinated Series 2023-1A Class C
02/14/2031	6.140%	3,100,000	2,986,185
OneMain Financial Issuance Trust(a)
Series 2020-2A Class A
09/14/2035	1.750%	2,700,000	2,445,302
Series 2022-S1 Class A
05/14/2035	4.130%	7,275,000	7,000,752
Subordinated Series 2022-2 Class D
10/14/2034	6.550%	6,280,000	6,098,107
Subordinated Series 2023-1A Class D
06/14/2038	7.490%	100,000	99,611
Subordinated Series 2023-2A Class C
09/15/2036	6.740%	1,500,000	1,504,920
Subordinated Series 2023-2A Class D
09/15/2036	7.520%	1,600,000	1,605,765
Oscar US Funding XII LLC(a)
Series 2021-1A Class A4
04/10/2028	1.000%	2,050,000	1,919,273
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A
3-month Term SOFR + 1.512%
Floor 1.250%
10/22/2030	6.924%	8,100,977	8,079,882
Pagaya AI Debt Trust(a)
Series 2022-1 Class A
10/15/2029	2.030%	707,459	696,006
Palmer Square CLO Ltd.(a),(b)
Series 2014-1A Class A1R2
3-month Term SOFR + 1.392%
Floor 1.130%
01/17/2031	6.794%	5,191,385	5,187,637

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023	9

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-3A Class BR
3-month Term SOFR + 2.212%
Floor 1.950%
11/15/2031	7.591%	2,000,000	1,978,736
Park Avenue Institutional Advisers CLO Ltd.(a),(b)
Series 2016-1R Class A1R
3-month Term SOFR + 1.462%
Floor 1.200%
08/23/2031	6.840%	8,276,031	8,274,881
Series 2017-1A Class A1R
3-month Term SOFR + 1.502%
Floor 1.240%
02/14/2034	6.879%	5,000,000	4,990,260
Series 2019-2A Class A1
3-month Term SOFR + 1.442%
Floor 1.180%
10/15/2034	6.836%	15,000,000	14,960,175
Planet Fitness Master Issuer LLC(a)
Series 2018-1A Class A2II
09/05/2048	4.666%	3,828,500	3,704,161
Prestige Auto Receivables Trust(a)
Subordinated Series 2021-1A Class C
02/15/2028	1.530%	2,525,000	2,384,994
Subordinated Series 2023-1A Class C
02/15/2028	5.650%	2,460,000	2,447,864
Primose Funding LLC(a)
Series 2019-1A Class A2
07/30/2049	4.475%	1,451,250	1,357,971
Regional Management Issuance Trust(a)
Series 2022-1 Class A
03/15/2032	3.070%	2,800,000	2,635,487
Rockford Tower CLO Ltd.(a),(b)
Series 2021-1A Class B
3-month Term SOFR + 1.912%
Floor 1.650%
07/20/2034	7.327%	7,900,000	7,750,635
Series 2021-3A Class B
3-month Term SOFR + 2.012%
Floor 1.750%
10/20/2034	7.427%	10,000,000	9,819,570
Santander Bank Auto Credit-Linked Notes(a)
Subordinated Series 2022-A Class C
05/15/2032	7.375%	621,345	613,741
Santander Consumer Auto Receivables Trust(a)
Series 2020-AA Class C
02/17/2026	3.710%	7,631	7,624
Santander Drive Auto Receivables Trust
Series 2020-2 Class D
09/15/2026	2.220%	307,004	302,659

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2020-3 Class D
11/16/2026	1.640%	1,845,893	1,810,270
Subordinated Series 2020-4 Class D
01/15/2027	1.480%	1,418,619	1,383,298
Subordinated Series 2022-3 Class B
08/16/2027	4.130%	3,710,000	3,629,066
Subordinated Series 2022-4 Class B
11/15/2027	4.420%	3,505,000	3,425,202
Subordinated Series 2022-5 Class B
03/15/2027	4.430%	1,880,000	1,852,729
Subordinated Series 2023-1 Class C
05/15/2030	5.090%	810,000	792,883
Subordinated Series 2023-3 Class C
11/15/2030	5.770%	1,160,000	1,153,328
Subordinated Series 2023-4 Class B
12/15/2028	5.770%	2,410,000	2,418,482
Subordinated Series 2023-5 Class B
12/17/2029	6.160%	3,885,000	3,895,326
Subordinated Series 2023-6 Class C
03/17/2031	6.400%	600,000	600,011
SCF Equipment Leasing LLC(a)
Series 2022-1A Class A3
07/20/2029	2.920%	2,440,000	2,369,907
Series 2023-1A Class A2
01/22/2030	6.560%	2,625,000	2,630,915
SFS Auto Receivables Securitization Trust(a)
Series 2023-1A Class A3
10/20/2028	5.470%	2,915,000	2,896,831
Shackleton VR CLO Ltd.(a),(b)
Series 2014-5RA Class A
3-month Term SOFR + 1.362%
Floor 1.100%
05/07/2031	6.742%	10,462,319	10,380,472
Sixth Street CLO XVI Ltd.(a),(b)
Series 2020-16A Class A1A
3-month Term SOFR + 1.582%
Floor 1.320%
10/20/2032	6.997%	25,250,000	25,252,828
SLM Student Loan Trust(b)
Series 2008-2 Class B
90-day Average SOFR + 1.462%
Floor 1.200%
01/25/2083	6.796%	1,165,000	1,077,868
Series 2008-3 Class B
90-day Average SOFR + 1.462%
Floor 1.200%
04/26/2083	6.796%	1,165,000	1,049,526

10	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2008-4 Class B
90-day Average SOFR + 2.112%
Floor 1.850%
04/25/2073	7.446%	1,165,000	1,133,669
Series 2008-5 Class B
90-day Average SOFR + 2.112%
Floor 1.850%
07/25/2073	7.446%	4,060,000	3,916,449
Series 2008-6 Class A4
90-day Average SOFR + 1.362%
Floor 1.100%
07/25/2024	6.696%	3,144,589	3,093,749
Series 2008-6 Class B
90-day Average SOFR + 2.112%
Floor 1.850%
07/26/2083	7.446%	1,165,000	1,073,256
Series 2008-7 Class B
90-day Average SOFR + 2.112%
Floor 1.850%
07/26/2083	7.446%	1,165,000	1,070,675
Series 2012-2 Class A
30-day Average SOFR + 0.814%
Floor 0.700%
01/25/2029	6.143%	3,991,171	3,793,140
Series 2012-7 Class A3
30-day Average SOFR + 0.764%
Floor 0.650%
05/26/2026	6.093%	1,952,956	1,878,303
SMB Private Education Loan Trust(a)
Series 2020-PTA Class A2A
09/15/2054	1.600%	2,052,726	1,823,663
SoFi Professional Loan Program LLC(a)
Series 2017-D Class A2FX
09/25/2040	2.650%	179,589	172,280
Series 2018-A Class A2B
02/25/2042	2.950%	50,561	49,131
Series 2019-A Class BFX
06/15/2048	4.110%	2,500,000	2,203,456
Subordinated Series 2018-B Class BFX
08/25/2047	3.830%	2,700,000	2,436,562
Subordinated Series 2019-B Class BFX
08/17/2048	3.730%	2,500,000	2,151,922
SoFi Professional Loan Program Trust(a)
Subordinated Series 2020-B Class BFX
05/15/2046	2.730%	2,200,000	1,605,570
Sonic Capital LLC(a)
Series 2020-1A Class A2I
01/20/2050	3.845%	1,838,250	1,681,282

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sound Point CLO II Ltd.(a),(b)
Series 2013-1A Class A1R
3-month Term SOFR + 1.332%
Floor 1.070%
01/26/2031	6.711%	5,238,719	5,222,474
Sunnova Helios XI Issuer LLC(a)
Series 2023-A Class A
05/20/2050	5.300%	4,631,952	4,447,473
Sunnova Sol II Issuer LLC(a)
Series 2020-2A Class A
11/01/2055	2.730%	2,748,271	2,198,817
Sunnova Sol III Issuer LLC(a)
Series 2021-1 Class A
04/28/2056	2.580%	2,313,261	1,826,921
Sunrun Athena Issuer LLC(a)
Series 2018-1 Class A
04/30/2049	5.310%	1,761,563	1,638,132
Sunrun Callisto Issuer LLC(a)
Series 2019-1A Class A
06/30/2054	3.980%	1,312,204	1,179,692
Sunrun Iris Issuer LLC(a)
Series 2023-1A Class A
01/30/2059	5.750%	1,736,260	1,661,137
Symphony CLO XVIII Ltd.(a),(b)
Series 2016-18A Class A1RR
3-month Term SOFR + 1.362%
Floor 1.100%
07/23/2033	6.774%	6,250,000	6,247,256
Taco Bell Funding LLC(a)
Series 2021-1A Class A2I
08/25/2051	1.946%	2,456,250	2,159,944
TCI-Flatiron CLO Ltd.(a),(b)
Series 2018-1A Class CR
3-month Term SOFR + 2.012%
Floor 1.750%
01/29/2032	7.402%	2,300,000	2,257,123
TCW CLO Ltd.(a),(b)
Series 2017-1A Class A1RR
3-month Term SOFR + 1.442%
Floor 1.180%
10/29/2034	6.832%	21,750,000	21,684,293
Series 2017-1A Class BRR
3-month Term SOFR + 1.962%
Floor 1.700%
10/29/2034	7.352%	6,500,000	6,375,148
Series 2021-1A Class C
3-month Term SOFR + 2.162%
Floor 1.900%
03/18/2034	7.577%	3,150,000	3,034,086

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023	11

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Telos CLO Ltd.(a),(b)
Series 2013-4A Class AR
3-month Term SOFR + 1.502%
Floor 1.240%
01/17/2030	6.904%	7,099,453	7,068,911
Texas Debt Capital CLO Ltd.(a),(b)
Series 2023-1A Class A
3-month Term SOFR + 1.800%
Floor 1.800%
04/20/2036	7.216%	4,050,000	4,056,152
Textainer Marine Containers VII Ltd.(a)
Series 2021-2A Class A
04/20/2046	2.230%	3,490,667	3,017,667
THL Credit Wind River CLO Ltd.(a),(b)
Series 2019-1A Class AR
3-month Term SOFR + 1.422%
Floor 1.160%
07/20/2034	6.837%	10,000,000	9,942,680
TIAA CLO I Ltd.(a),(b)
Series 2016-1A Class AR
3-month Term SOFR + 1.462%
Floor 1.200%
07/20/2031	6.877%	6,448,598	6,444,536
Tikehau US CLO IV Ltd.(a),(b)
Series 2023-1A Class A1
3-month Term SOFR + 2.200%
Floor 2.200%
07/15/2034	7.466%	28,000,000	28,352,156
Toyota Auto Loan Extended Note Trust(a)
Series 2020-1A Class A
05/25/2033	1.350%	1,405,000	1,319,908
Trafigura Securitisation Finance PLC(a)
Subordinated Series 2021-1A Class B
01/15/2025	1.780%	1,550,000	1,473,022
Tralee CLO VI Ltd.(a),(b)
Series 2019-6A Class A1R
3-month Term SOFR + 1.432%
Floor 1.170%
10/25/2032	6.810%	25,000,000	24,755,850
Tralee CLO VII Ltd(a),(b)
Series 2021-7A Class A1
3-month Term SOFR + 1.582%
Floor 1.320%
04/25/2034	6.960%	9,250,000	9,222,028
Trestles CLO V LTD.(a),(b)
Series 2021-5A Class B1
3-month Term SOFR + 1.912%
Floor 1.650%
10/20/2034	7.327%	6,800,000	6,585,134

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Trinitas CLO VII Ltd.(a),(b)
Series 2017-7A Class A1R
3-month Term SOFR + 1.462%
Floor 1.200%
01/25/2035	6.840%	4,000,000	3,941,652
Trinitas CLO XX Ltd.(a),(b)
Series 2022-20A Class A1
3-month Term SOFR + 1.530%
Floor 1.530%
07/20/2035	6.946%	13,250,000	13,226,309
Triton Container Finance VIII LLC(a)
Series 2021-1A Class A
03/20/2046	1.860%	2,474,667	2,102,536
United Auto Credit Securitization Trust(a)
Subordinated Series 2022-2 Class C
05/10/2027	5.810%	1,995,000	1,978,376
Upstart Securitization Trust(a)
Series 2023-1 Class A
02/20/2033	6.590%	990,171	988,218
Venture CLO Ltd.(a),(b)
Series 2017-28AA Class A1R
3-month Term SOFR + 1.472%
Floor 1.210%
10/20/2034	6.887%	12,500,000	12,376,587
Venture XXVII CLO Ltd.(a),(b)
Series 2017-27A Class CR
3-month Term SOFR + 2.562%
07/20/2030	7.977%	4,100,000	3,996,098
Voya CLO Ltd.(a),(b)
Series 2013-1A Class A1AR
3-month Term SOFR + 1.472%
Floor 1.210%
10/15/2030	6.866%	5,897,104	5,886,583
Series 2016-1A Class A1R
3-month Term SOFR + 1.332%
Floor 1.070%
01/20/2031	6.747%	8,484,766	8,469,629
Wachovia Student Loan Trust(a),(b)
Series 2006-1 Class A6
90-day Average SOFR + 0.432%
Floor 0.170%
04/25/2040	5.766%	3,717,247	3,592,435
Wellfleet CLO Ltd.(a),(b)
Series 2019-1A Class A1R
3-month Term SOFR + 1.382%
Floor 1.120%
07/20/2032	6.797%	15,000,000	14,841,330
Wendy’s Funding LLC(a)
Series 2018-1A Class A2II
03/15/2048	3.884%	942,500	867,477

12	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-1A Class A2I
06/15/2049	3.783%	3,113,625	2,942,008
Series 2021-1A Class A2II
06/15/2051	2.775%	4,999,913	3,970,067
Westlake Automobile Receivables Trust(a)
Series 2021-2A Class C
07/15/2026	0.890%	1,650,000	1,612,546
Subordinated Series 2020-3A Class C
11/17/2025	1.240%	25,135	25,073
Subordinated Series 2021-2A Class B
07/15/2026	0.620%	372,198	371,501
Subordinated Series 2021-3 Class C
01/15/2027	1.580%	6,225,000	5,990,562
Subordinated Series 2023-2A Class B
03/15/2028	6.140%	3,550,000	3,545,624
Subordinated Series 2023-3A Class C
09/15/2028	6.020%	4,530,000	4,490,002
Wheels Fleet Lease Funding 1 LLC(a)
Series 2023-1A Class A
04/18/2038	5.800%	5,360,000	5,347,667
Wind River CLO Ltd.(a),(b)
Series 2016-1A Class A1R2
3-month Term SOFR + 1.472%
Floor 1.210%
10/15/2034	6.866%	4,250,000	4,210,437
World Omni Automobile Lease Securitization Trust
Series 2023-A Class A3
09/15/2026	5.070%	2,420,000	2,401,617
World Omni Select Auto Trust
Subordinated Series 2021-A Class B
08/16/2027	0.850%	2,170,000	2,057,734
York CLO-4 Ltd.(a),(b)
Series 2016-2A Class A1R
3-month Term SOFR + 1.352%
04/20/2032	6.767%	10,109,645	10,095,441
Zais CLO 7 Ltd.(a),(b)
Series 2017-2A Class A
3-month Term SOFR + 1.552%
04/15/2030	6.946%	2,091,978	2,084,075
Zais CLO 9 Ltd.(a),(b)
Series 2018-2A Class A
3-month Term SOFR + 1.462%
Floor 1.200%
07/20/2031	6.877%	11,250,982	11,239,776

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Zaxby’s Funding LLC(a)
Series 2021-1A Class A2
07/30/2051	3.238%	5,522,875	4,631,308

Total Asset-Backed Securities — Non-Agency (Cost $1,342,779,413)			1,317,471,514

Commercial Mortgage-Backed Securities - Agency 0.8%

Federal Home Loan Mortgage Corp. Multifamily ML Certificates(c),(d)
Series 2021-ML08 Class XUS
07/25/2037	1.869%	7,688,397	1,004,123
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through
Certificates(c),(d)
CMO Series K055 Class X1
03/25/2026	1.471%	1,955,815	48,827
CMO Series K057 Class X1
07/25/2026	1.296%	2,309,946	54,040
CMO Series K059 Class X1
09/25/2026	0.420%	6,898,039	46,075
CMO Series K060 Class X1
10/25/2026	0.185%	25,102,033	51,632
CMO Series K152 Class X1
01/25/2031	1.100%	3,973,693	193,794
Series 20K129 Class X1 (FHLMC)
05/25/2031	1.142%	12,575,151	706,593
Series 20K141 Class X1 (FHLMC)
02/25/2032	0.407%	7,248,448	155,041
Series 20K142 Class X1 (FHLMC)
12/25/2031	0.403%	17,573,240	363,787
Series 20K143 Class X1 (FHLMC)
04/25/2055	0.450%	7,940,189	192,128
Series 20K144 Class X1 (FHLMC)
04/25/2032	0.436%	10,388,972	247,802
Series K069 Class X1
09/25/2027	0.471%	36,005,656	421,979
Series K091 Class X1
03/25/2029	0.706%	39,129,754	990,186
Series K095 Class X1
06/25/2029	1.084%	74,828,716	3,131,208
Series K106 Class X1
01/25/2030	1.440%	94,329,779	6,123,474
Series K131 Class X1 (FHLMC)
07/25/2031	0.830%	12,789,919	559,742
Series K137 Class X1
11/25/2031	0.298%	274,575,277	3,416,760
Series K145 Class X1
06/25/2055	0.430%	4,656,654	107,877

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023	13

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

Commercial Mortgage-Backed Securities - Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series K146 Class X1
06/25/2032	0.352%	15,763,781	286,693
Series K147 Class X1
06/25/2032	0.488%	12,180,262	326,840
Series K149 Class X1 (FHLMC)
08/25/2032	0.403%	20,959,947	446,709
Series K-150 Class X1 (FHLMC)
09/25/2032	0.446%	26,967,656	661,015
Series K-1515 Class X1
02/25/2035	1.636%	7,078,789	781,424
Series K-1516 Class X1
05/25/2035	1.629%	14,619,126	1,711,444
Series K-1517 Class X1
07/25/2035	1.436%	19,934,485	2,028,483
Series K1521 Class X1
08/25/2036	1.095%	23,347,228	1,787,905
Series K728 Class X1
08/25/2024	0.507%	222,103,765	602,234
Series K729 Class X1
10/25/2024	0.466%	156,895,168	289,801
Series K735 Class X1
05/25/2026	1.095%	12,533,515	232,279
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K056 Class A2
05/25/2026	2.525%	6,137,000	5,795,245
Series K074 Class A2
01/25/2028	3.600%	8,660,000	8,250,993
Series K155 Class A3
04/25/2033	3.750%	6,935,000	6,181,936
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c)
Series K157 Class A3
08/25/2033	3.990%	6,145,000	5,521,189
Series Q006 Class APT1
07/25/2026	2.673%	3,382,812	3,206,572
Federal National Mortgage Association
11/01/2031	3.400%	1,500,000	1,319,797
02/01/2033	3.400%	3,956,832	3,531,129
07/01/2033	3.670%	8,000,000	7,192,084
03/01/2035	2.510%	3,000,000	2,368,519
04/01/2040	2.455%	3,495,000	2,394,481
Federal National Mortgage Association(c),(d)
Series 2020-M43 Class X1
08/25/2034	2.024%	34,010,681	2,999,334
Government National Mortgage Association(c),(d)
CMO Series 2011-38 Class IO
04/16/2053	0.530%	880,429	6,702
CMO Series 2013-162 Class IO
09/16/2046	0.057%	16,211,375	17,492

Commercial Mortgage-Backed Securities - Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2014-134 Class IA
01/16/2055	0.146%	11,694,723	52,514
CMO Series 2015-101 Class IO
03/16/2052	0.278%	2,873,172	28,796
CMO Series 2015-114
03/15/2057	0.354%	1,271,167	18,232
CMO Series 2015-120 Class IO
03/16/2057	0.617%	6,523,723	113,982
CMO Series 2015-125 Class IB
01/16/2055	0.946%	7,004,278	157,288
CMO Series 2015-125 Class IO
07/16/2055	0.612%	17,782,028	242,154
CMO Series 2015-146 Class IC
07/16/2055	0.194%	5,425,888	30,836
CMO Series 2015-171 Class IO
11/16/2055	0.839%	4,551,074	126,006
CMO Series 2015-174 Class IO
11/16/2055	0.415%	5,673,461	106,572
CMO Series 2015-21 Class IO
07/16/2056	0.707%	2,980,195	73,038
CMO Series 2015-29 Class EI
09/16/2049	0.697%	4,740,717	70,582
CMO Series 2015-41 Class IO
09/16/2056	0.167%	899,136	6,547
CMO Series 2015-6 Class IO
02/16/2051	0.473%	2,002,205	21,040
CMO Series 2015-70 Class IO
12/16/2049	0.567%	5,567,051	95,509
CMO Series 2016-39 Class IO
01/16/2056	0.682%	3,526,771	92,776
CMO Series 2022-17 Class IO
06/16/2064	0.802%	6,271,230	371,543
CMO Series 2022-4 Class IO
03/16/2064	0.860%	15,437,778	983,586
CMO Series 2022-43 Class IO
09/16/2061	0.740%	12,846,434	704,351
Series 2014-101 Class IO
04/16/2056	0.587%	9,427,172	125,161
Series 2016-152 Class IO
08/15/2058	0.740%	10,877,552	376,185
Series 2017-168 Class IO
12/16/2059	0.578%	15,407,872	503,674
Series 2018-110 Class IA
11/16/2059	0.641%	20,073,695	720,740
Series 2018-2 Class IO
12/16/2059	0.706%	7,187,206	296,743

14	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

Commercial Mortgage-Backed Securities - Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-108 Class IO
06/16/2062	0.847%	8,846,486	503,713
Series 2021-106 Class IO
04/16/2063	0.859%	9,467,633	608,182
Series 2021-132 Class BI
04/16/2063	0.923%	12,112,756	800,462
Series 2021-133 Class IO
07/16/2063	0.880%	11,923,069	776,969
Series 2021-144 Class IO
04/16/2063	0.825%	11,975,068	711,142
Series 2021-145 Class IO
07/16/2061	0.771%	2,522,179	134,895
Series 2021-151 Class IO
04/16/2063	0.917%	10,701,126	731,783
Series 2021-163 Class IO
03/16/2064	0.801%	11,173,650	667,169
Series 2021-186 Class IO
05/16/2063	0.764%	12,474,259	690,534
Series 2021-52 Class IO
04/16/2063	0.720%	10,424,635	557,181
Series 2022-132 Class IO
10/16/2064	0.538%	10,948,831	503,570
Series 2022-166 Class IO
04/16/2065	0.792%	12,882,060	737,785
Series 2022-92 Class EI
02/16/2064	0.809%	11,157,289	661,328
Government National Mortgage Association(b)
CMO Series 2013-H08 Class FA
1-month Term SOFR + 0.464%
Floor 0.350%, Cap 10.550%
03/20/2063	5.789%	70,148	69,609

Total Commercial Mortgage-Backed Securities - Agency (Cost $120,305,294)			89,227,545

Commercial Mortgage-Backed Securities - Non-Agency 6.1%

Arbor Multifamily Mortgage Securities Trust(a)
Series 2021-MF2 Class A4
06/15/2054	2.252%	18,000,000	14,247,529
Arbor Realty Commercial Real Estate Notes Ltd.(a),(b)
Series 2021-FL2 Class A
1-month Term SOFR + 1.214%
Floor 1.100%
05/15/2036	6.537%	5,000,000	4,955,745
Series 2021-FL3 Class A
1-month Term SOFR + 1.184%
Floor 1.070%
08/15/2034	6.507%	5,200,000	5,117,741

Commercial Mortgage-Backed Securities - Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-FL4 Class A
1-month Term SOFR + 1.464%
Floor 1.350%
11/15/2036	6.787%	5,000,000	4,917,590
Series 2021-FL4 Class D
1-month Term SOFR + 3.014%
Floor 2.900%
11/15/2036	8.337%	3,250,000	3,091,036
AREIT LLC(a),(b)
Series 2023-CRE8 Class A
1-month Term SOFR + 2.112%
Floor 2.112%
02/17/2028	7.442%	3,000,000	2,996,584
AREIT Trust(a),(b)
Series 2022-CRE6 Class A
30-day Average SOFR + 1.250%
Floor 1.250%
01/16/2037	6.575%	1,269,586	1,253,018
BAMLL Commercial Mortgage Securities Trust(a)
Series 2019-BPR Class AM
11/05/2032	3.287%	6,325,000	5,792,651
Banc of America Merrill Lynch Commercial Mortgage, Inc.(c),(d)
Series 2019-BN18 Class XA
05/15/2062	1.032%	59,256,059	2,225,284
BANK(c),(d)
Series 2017-BNK8 Class XA
11/15/2050	0.847%	26,615,934	598,505
BANK(c)
Series 2021-BN37 Class A5
11/15/2064	2.618%	5,605,000	4,517,338
Series 2022-BNK40 Class A4
03/15/2064	3.507%	2,945,000	2,517,575
BANK(a)
Subordinated Series 2017-BNK6 Class D
07/15/2060	3.100%	2,380,000	1,620,099
BANK5(c)
Series 2023-5YR3 Class A3
09/15/2056	6.724%	2,985,000	3,100,316
BANK5(e)
Series 2023-5YR4 Class A3
12/15/2056	6.452%	1,395,000	1,436,804
BBCMS Mortgage Trust(a)
Series 2016-ETC Class A
08/14/2036	2.937%	13,500,000	12,099,044
Subordinated Series 2016-ETC Class B
08/14/2036	3.189%	900,000	775,026
Subordinated Series 2016-ETC Class C
08/14/2036	3.391%	770,000	627,919

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023	15

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

Commercial Mortgage-Backed Securities - Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BBCMS Mortgage Trust(c),(d)
Series 2018-C2 Class XA
12/15/2051	0.919%	60,454,952	1,778,518
BBCMS Mortgage Trust(a),(b)
Series 2020-BID Class A
1-month Term SOFR + 2.254%
Floor 2.140%
10/15/2037	7.577%	3,850,000	3,733,723
BBCMS Mortgage Trust
Series 2021-C12 Class A5
11/15/2054	2.689%	5,580,000	4,518,340
Series 2023-C20 Class A5
07/15/2056	5.576%	2,100,000	2,092,764
BBCMS Mortgage Trust(a),(c)
Subordinated Series 2016-ETC Class D
08/14/2036	3.729%	2,790,000	2,177,823
BB-UBS Trust(a)
Series 2012-TFT Class A
06/05/2030	2.892%	2,197,161	1,933,502
BDS Ltd.(a),(b)
Series 2021-FL8 Class B
1-month Term SOFR + 1.464%
Floor 1.350%
01/18/2036	6.796%	1,000,000	987,134
Benchmark Mortgage Trust(c),(d)
03/15/2053	1.536%	25,275,230	1,280,698
Series 2019-B10 Class XA
03/15/2062	1.356%	28,250,355	1,287,179
Series 2020-B20 Class XA
10/15/2053	1.725%	14,431,334	962,957
Benchmark Mortgage Trust
Series 2021-B26 Class A4
06/15/2054	2.295%	10,600,000	8,511,734
Series 2021-B31 Class A5
12/15/2054	2.669%	4,440,000	3,569,732
Benchmark Mortgage Trust(c)
Series 2023-V2 Class A3
05/15/2055	5.812%	17,305,000	17,316,502
BIG Commercial Mortgage Trust(a),(b)
Subordinated Series 2022-BIG Class C
1-month Term SOFR + 2.340%
Floor 2.340%
02/15/2039	7.663%	420,000	401,643
BMD2 Re-Remic Trust(a),(f)
Series 2019-FRR1 Class 3AB
05/25/2052	0.000%	2,821,000	1,903,345
Subordinated Series 2019-FRR1 Class 2C
05/25/2052	0.000%	14,258,000	12,468,765

Commercial Mortgage-Backed Securities - Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BOCA Commercial Mortgage Trust(a),(b)
Series 2022-BOCA Class A
1-month Term SOFR + 1.770%
Floor 1.770%
05/15/2039	7.093%	1,000,000	990,703
BPR Trust(a),(b)
Series 2021-NRD Class A
1-month Term SOFR + 1.525%
Floor 1.525%
12/15/2023	6.848%	3,045,000	2,949,049
Series 2022-OANA Class A
1-month Term SOFR + 1.898%
Floor 1.898%
04/15/2037	7.221%	2,300,000	2,259,704
BPR Trust(a),(c)
Series 2023-BRK2 Class A
11/05/2028	7.147%	5,400,000	5,505,284
BX Commercial Mortgage Trust(a),(b)
Series 2020-VKNG Class A
1-month Term SOFR + 1.044%
Floor 1.045%
10/15/2037	6.367%	5,757,641	5,701,478
Series 2021-VOLT Class A
1-month Term SOFR + 0.814%
Floor 0.700%
09/15/2036	6.137%	1,280,000	1,241,431
Series 2021-VOLT Class G
1-month Term SOFR + 2.964%
Floor 2.850%
09/15/2036	8.287%	3,000,000	2,805,440
Series 2022-CSMO Class A
1-month Term SOFR + 2.115%
Floor 2.115%
06/15/2027	7.438%	5,918,000	5,921,702
Series 2023-VLT2 Class A
1-month Term SOFR + 2.281%
Floor 2.281%
06/15/2040	7.604%	5,500,000	5,493,595
Series 2023-VLT3 Class A
1-month Term SOFR + 1.940%
Floor 1.940%
11/15/2028	7.265%	5,000,000	4,994,460
Subordinated Series 2021-21M Class E
1-month Term SOFR + 2.285%
Floor 2.171%
10/15/2036	7.608%	1,925,000	1,838,018
Subordinated Series 2021-IRON Class E
1-month Term SOFR + 2.464%
Floor 2.350%
02/15/2038	7.787%	3,000,000	2,805,116

16	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

Commercial Mortgage-Backed Securities - Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-MFM1 Class D
1-month Term SOFR + 1.614%
Floor 1.500%
01/15/2034	6.937%	383,131	372,292
Subordinated Series 2021-SOAR Class F
1-month Term SOFR + 2.464%
Floor 2.350%
06/15/2038	7.787%	16,548,817	15,659,680
Subordinated Series 2022-CSMO Class B
1-month Term SOFR + 3.141%
Floor 3.141%
06/15/2027	8.464%	3,490,000	3,482,388
BX Commercial Mortgage Trust(a),(c)
Subordinated Series 2020-VIV3 Class B
03/09/2044	3.662%	5,780,000	4,846,547
BX Trust(a)
Series 2019-OC11 Class A
12/09/2041	3.202%	1,115,000	955,308
BX Trust(a),(b)
Series 2021-ARIA Class A
1-month Term SOFR + 1.014%
10/15/2036	6.337%	5,618,000	5,456,452
Series 2021-LGCY Class D
1-month Term SOFR + 1.302%
Floor 1.302%
10/15/2036	6.740%	590,000	563,593
Series 2023-DELC Class A
1-month Term SOFR + 2.690%
Floor 2.690%
05/15/2038	8.013%	2,000,000	2,007,516
Subordinated Series 2022-LBA6 Class D
1-month Term SOFR + 2.000%
Floor 2.000%
01/15/2039	7.323%	750,000	729,296
Subordinated Series 2022-VAMF Class E
1-month Term SOFR + 2.700%
Floor 2.700%
01/15/2039	8.023%	5,000,000	4,647,729
BXHPP Trust(a),(b)
Series 2021-FILM Class A
1-month Term SOFR + 0.764%
Floor 0.650%
08/15/2036	6.087%	7,000,000	6,578,545
CAMB Commercial Mortgage Trust(a)
Series 2021-CX2 Class A
11/10/2046	2.700%	7,200,000	5,645,101
Cantor Commercial Real Estate Lending
Series 2019-CF1 Class A2
05/15/2052	3.623%	4,050,000	3,803,936
Series 2019-CF3 Class A3
01/15/2053	2.752%	16,100,000	13,506,005

Commercial Mortgage-Backed Securities - Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cantor Commercial Real Estate Lending(c),(d)
Series 2019-CF2 Class XA
11/15/2052	1.324%	43,528,099	2,032,745
CD Mortgage Trust
Series 2016-CD1 Class A3
08/10/2049	2.459%	14,750,906	13,604,578
Series 2017-CD6 Class A4
11/13/2050	3.190%	20,000,000	18,365,936
CD Mortgage Trust(c),(d)
Series 2019-CD8 Class XA
08/15/2057	1.541%	46,534,964	2,713,510
CFCRE Commercial Mortgage Trust
Series 2016-C4 Class A4
05/10/2058	3.283%	5,900,000	5,528,714
CFCRE Commercial Mortgage Trust(c),(d)
Series 2016-C4 Class XA
05/10/2058	1.761%	51,722,529	1,416,494
Citigroup Commercial Mortgage Trust
Series 2015-GC35 Class A3
11/10/2048	3.549%	10,000,000	9,421,789
Series 2019-C7 Class A4
12/15/2072	3.102%	3,985,000	3,453,520
Series 2019-GC43 Class A3
11/10/2052	2.782%	10,000,000	8,411,932
Citigroup Commercial Mortgage Trust(a),(b)
Series 2021-PRM2 Class F
1-month Term SOFR + 3.864%
Floor 3.750%
10/15/2036	9.187%	1,500,000	1,432,238
Citigroup Commercial Mortgage Trust(a),(c)
Subordinated Series 2016-C2 Class E
08/10/2049	4.538%	2,420,000	1,549,269
Subordinated Series 2023-SMRT Class C
06/10/2028	6.048%	1,000,000	958,719
COMM Mortgage Trust(a),(c)
Subordinated Series 2013-CR10 Class E
08/10/2046	4.508%	364,067	320,379
Subordinated Series 2020-CBM Class F
02/10/2037	3.754%	2,513,000	2,276,250
Commercial Mortgage Pass-Through Certificates(a)
Series 2012-LTRT Class A2
10/05/2030	3.400%	3,162,474	2,712,326
Commercial Mortgage Pass-Through Certificates(c)
Subordinated Series 2019-BN24 Class C
11/15/2062	3.635%	1,000,000	687,822
Commercial Mortgage Trust
Series 2014-UBS2 Class A5
03/10/2047	3.961%	552,214	550,609

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023	17

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

Commercial Mortgage-Backed Securities - Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014-UBS4 Class A5
08/10/2047	3.694%	5,000,000	4,878,616
Series 2014-UBS6 Class A4
12/10/2047	3.378%	2,693,446	2,632,756
Series 2015-DC1 Class A5
02/10/2048	3.350%	790,000	760,482
Series 2015-LC19 Class A4
02/10/2048	3.183%	835,000	793,239
Series 2015-PC1 Class A5
07/10/2050	3.902%	2,755,000	2,662,313
Series 2016-COR1 Class A3
10/10/2049	2.826%	8,410,989	7,840,782
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Series 2014-USA Class A2
09/15/2037	3.953%	14,800,000	12,710,231
CSAIL Commercial Mortgage Trust
Series 2019-C18 Class A4
12/15/2052	2.968%	3,345,000	2,836,362
CSAIL Commercial Mortgage Trust(a)
Subordinated Series 2020-C19 Class E
03/15/2053	2.500%	800,000	278,649
CSWF Trust(a),(b)
Subordinated Series 2021-SOP2 Class E
1-month Term SOFR + 3.581%
Floor 3.367%
06/15/2034	8.904%	16,000,000	11,668,237
DBGS Mortgage Trust(a),(b)
Series 2018-BIOD Class E
1-month Term SOFR + 1.950%
Floor 1.700%
05/15/2035	7.273%	2,741,288	2,638,499
Series 2018-BIOD Class F
1-month Term SOFR + 2.250%
Floor 2.000%
05/15/2035	7.573%	10,782,400	10,457,882
DBJPM Mortgage Trust(c),(d)
Series 2020-C9 Class XA
09/15/2053	1.823%	46,178,381	2,636,476
DBUBS Mortgage Trust(a)
Series 2017-BRBK Class A
10/10/2034	3.452%	2,800,000	2,555,732
DBWF Mortgage Trust(a),(c)
Series 2016-85T Class D
12/10/2036	3.935%	2,000,000	1,390,994
Series 2016-85T Class E
12/10/2036	3.935%	2,000,000	1,221,589
DC Commercial Mortgage Trust(a)
Series 2023-DC Class A
09/12/2040	6.314%	7,175,000	7,173,258

Commercial Mortgage-Backed Securities - Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Extended Stay America Trust(a),(b)
Series 2021-ESH Class A
1-month Term SOFR + 1.194%
Floor 1.080%
07/15/2038	6.517%	1,876,672	1,854,869
Series 2021-ESH Class E
1-month Term SOFR + 2.964%
Floor 2.850%
07/15/2038	8.287%	2,815,008	2,753,453
FirstKey Homes Trust(a)
Series 2020-SFR1 Class A
08/17/2037	1.339%	6,152,886	5,682,700
Subordinated Series 2020-SFR2 Class E
10/19/2037	2.668%	3,432,000	3,153,794
FS Rialto(a),(b)
Series 2021-FL3 Class A
1-month Term SOFR + 1.364%
Floor 1.364%
11/16/2036	6.696%	5,000,000	4,899,611
GAM Investments(a),(g)
Subordinated Series 2021-F Class A
09/27/2051	0.000%	2,186,000	1,936,387
Subordinated Series 2021-F Class D
09/27/2051	0.000%	1,777,000	1,485,940
Subordinated Series 2021-F Class E
09/27/2051	0.000%	1,798,000	1,609,500
Subordinated Series 2021-F Class G
09/27/2051	0.000%	1,797,000	1,582,717
Subordinated Series 2021-F Class H
09/27/2051	0.000%	1,510,000	913,574
GAM Investments(a),(c)
Subordinated Series 2021-F Class C
09/27/2051	1.079%	1,778,000	1,539,160
Subordinated Series 2021-F Class F
09/27/2051	2.410%	2,364,000	1,742,127
GAM Re-REMIC Trust(a),(g)
Series 2021-FRR1 Class 1B
07/28/2027	0.000%	2,690,000	1,939,839
Series 2021-FRR1 Class 2B
12/29/2027	0.000%	4,900,000	3,443,641
GAM Resecuritization Trust(a),(c)
Series 2022-FRR3 Class BK71
01/29/2052	2.020%	3,736,000	2,890,836
GAM Resecuritization Trust(a),(g)
Series 2022-FRR3 Class D728
01/29/2052	0.000%	1,446,000	1,315,038
Subordinated Series 2022-FRR3 Class BK89
01/29/2052	0.000%	2,169,000	1,359,096

18	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

Commercial Mortgage-Backed Securities - Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GAM Resecuritization Trust(a),(f)
Subordinated Series 2022-FRR3 Class BK61
11/27/2049	0.000%	2,543,000	1,889,349
Subordinated Series 2022-FRR3 Class C728
08/27/2050	0.000%	1,446,000	1,333,832
Subordinated Series 2022-FRR3 Class CK47
05/27/2048	0.000%	1,474,000	1,284,631
Subordinated Series 2022-FRR3 Class CK61
11/27/2049	0.000%	1,784,000	1,259,423
Subordinated Series 2022-FRR3 Class DK41
10/27/2047	0.000%	1,165,000	1,068,785
Subordinated Series 2022-FRR3 Class DK47
05/27/2048	0.000%	1,473,000	1,251,956
Great Wolf Trust(a),(b)
Subordinated Series 2019-WOLF Class D
1-month Term SOFR + 2.047%
Floor 1.933%
12/15/2036	7.151%	5,335,000	5,269,791
Greystone Commercial Capital Trust(a),(b)
Series 2021-3 Class A
1-month Term SOFR + 2.344%
Floor 2.230%
08/01/2024	7.674%	8,500,000	8,418,658
Greystone CRE Notes Ltd.(a),(b)
Series 2019-FL2 Class A
1-month Term SOFR + 1.364%
Floor 1.180%
09/15/2037	6.687%	2,405,523	2,395,270
GS Mortgage Securities Corp II(a),(c)
Series 2017-375H Class A
09/10/2037	3.591%	5,000,000	4,339,239
GS Mortgage Securities Corp. II(a)
Series 2012-BWTR Class A
11/05/2034	2.954%	3,857,000	2,726,383
GS Mortgage Securities Corp. Trust(a),(b)
Series 2021-ARDN Class A
1-month Term SOFR + 1.364%
Floor 1.250%
11/15/2036	6.687%	3,000,000	2,905,845
GS Mortgage Securities Trust(a),(c)
Series 2013-PEMB Class A
03/05/2033	3.668%	1,890,000	1,417,758
GS Mortgage Securities Trust
Series 2016-GS2 Class A3
05/10/2049	2.791%	4,386,124	4,078,506
Series 2017-GS7 Class A3
08/10/2050	3.167%	10,000,000	9,177,425
Series 2017-GS8 Class A3
11/10/2050	3.205%	20,000,000	18,250,768

Commercial Mortgage-Backed Securities - Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-GC45 Class A5
02/13/2053	2.911%	1,810,000	1,535,651
HGI CRE CLO Ltd.(a),(b)
Series 2022-FL3 Class A
30-day Average SOFR + 1.700%
Floor 1.700%
04/20/2037	7.024%	1,000,000	991,651
Hudson Yards Mortgage Trust(a)
Series 2019-30HY Class A
07/10/2039	3.228%	2,160,000	1,853,696
Hudsons Bay Simon JV Trust(a)
Series 2015-HB10 Class A10
08/05/2034	4.155%	1,820,000	1,581,655
Series 2015-HB7 Class A7
08/05/2034	3.914%	2,520,000	2,220,979
IMT Trust(a)
Series 2017-APTS Class AFX
06/15/2034	3.478%	5,410,000	5,313,714
INTOWN Mortgage Trust(a),(b)
Subordinated Series 2022-STAY Class D
1-month Term SOFR + 4.134%
Floor 4.134%
08/15/2037	9.457%	2,500,000	2,498,429
JPMBB Commercial Mortgage Securities Trust
Series 2014-C26 Class A3
01/15/2048	3.231%	253,774	248,781
Series 2015-C30 Class A5
07/15/2048	3.822%	4,200,000	3,982,599
JPMBB Commercial Mortgage Securities Trust(a),(c)
Subordinated Series 2014-C19 Class D
04/15/2047	4.827%	874,000	804,158
JPMCC_17-JP6
Series 20 17-JP6 Class A5
07/15/2050	3.490%	4,872,000	4,423,220
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4 Class A2
12/15/2049	2.882%	6,009,632	5,559,211
Series 2019-COR6 Class A3
11/13/2052	2.795%	7,500,000	6,351,571
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2018-WPT Class AFX
07/05/2033	4.248%	13,000,000	11,312,632
Series 2019-OSB Class A
06/05/2039	3.397%	2,110,000	1,824,062
JPMorgan Chase Commercial Mortgage Securities Trust(a),(b)
Series 2021-HTL5 Class A
1-month Term SOFR + 1.229%
Floor 1.115%
11/15/2038	6.552%	7,080,000	6,903,084

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023	19

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

Commercial Mortgage-Backed Securities - Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2022-ACB Class E
30-day Average SOFR + 3.350%
Floor 3.350%
03/15/2039	8.674%	6,450,000	6,125,595
Subordinated Series 2021-NYAH Class E
1-month Term SOFR + 1.954%
06/15/2038	7.277%	600,000	481,999
Subordinated Series 2021-NYAH Class H
1-month Term SOFR + 3.504%
06/15/2038	8.827%	3,500,000	2,292,384
KIND Trust(a),(b)
Series 2021-KIND Class A
1-month Term SOFR + 1.064%
Floor 0.950%
08/15/2038	6.387%	4,964,123	4,756,608
Ladder Capital Commercial Mortgage(a)
Series 2017-LC26 Class A4
07/12/2050	3.551%	4,500,000	4,148,046
LAQ Mortgage Trust(a),(b)
Series 2023-LAQ Class A
1-month Term SOFR + 2.091%
Floor 2.091%
03/15/2036	7.414%	2,335,126	2,308,317
Life Mortgage Trust(a),(b)
Series 2022-BMR2 Class A1
1-month Term SOFR + 1.295%
Floor 1.295%
05/15/2039	6.618%	5,000,000	4,890,689
Subordinated Series 2021-BMR Class F
1-month Term SOFR + 2.464%
Floor 2.350%
03/15/2038	7.787%	5,168,457	4,858,350
LSTAR Commercial Mortgage Trust(a)
Series 2017-5 Class A4
03/10/2050	3.390%	800,000	772,532
LSTAR Commercial Mortgage Trust(a),(c)
Subordinated Series 2016-4 Class F
03/10/2049	4.760%	8,000,000	4,859,100
Med Trust(a),(b)
Series 2021-MDLN Class A
1-month Term SOFR + 1.064%
Floor 0.950%
11/15/2038	6.387%	10,230,900	9,980,493
MHP MHIL(a),(b)
Subordinated Series 2022 Class E
30-day Average SOFR + 2.611%
Floor 2.611%
01/15/2027	7.934%	2,734,842	2,577,673
MKT Mortgage Trust(a)
Series 2020-525M Class A
02/12/2040	2.694%	1,575,000	1,163,175

Commercial Mortgage-Backed Securities - Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C21 Class A3
03/15/2048	3.077%	441,584	426,583
Series 2016-C29 Class ASB
05/15/2049	3.140%	475,364	459,645
Morgan Stanley Capital I Trust
Series 2016-UB11 Class A3
08/15/2049	2.531%	8,300,158	7,635,643
Morgan Stanley Capital I Trust(c),(d)
Series 2021-L5 Class XA
05/15/2054	1.414%	13,538,292	828,101
MTN Commercial Mortgage Trust(a),(b)
Series 2022-LPFL Class A
1-month Term SOFR + 1.397%
Floor 1.397%
03/15/2039	6.720%	2,000,000	1,943,875
ORL Trust(a),(b)
Series 2023-GLKS Class A
1-month Term SOFR + 2.350%
Floor 2.350%
10/15/2028	7.685%	5,000,000	4,992,192
PFP Ltd.(a),(b)
Series 2023-10 Class A
1-month Term SOFR + 2.365%
Floor 2.365%
09/16/2038	7.700%	3,200,000	3,202,244
Progress Residential Trust(a)
Subordinated Series 2021-SFR1 Class G
04/17/2038	3.861%	3,830,000	3,372,376
RBS Commercial Funding, Inc., Trust(a),(c)
Series 2013-GSP Class A
01/15/2032	3.961%	1,180,000	1,171,315
RFM Re-REMIC Trust(a),(g)
Series 2022-FRR1 Class AB55
03/28/2049	0.000%	1,150,000	934,961
Series 2022-FRR1 Class CK55
03/28/2049	0.000%	360,000	285,369
Series 2022-FRR1 Class CK60
11/08/2049	0.000%	450,000	329,129
RFM Re-REMIC Trust(a),(c)
Series 2022-FRR1 Class AB60
11/08/2049	2.470%	970,000	798,336
Series 2022-FRR1 Class AB64
03/01/2050	2.314%	1,460,000	1,195,762
SCOTT Trust(a)
Series 2023-SFS Class A
03/15/2040	5.910%	3,340,000	3,287,878
SG Commercial Mortgage Securities Trust
Series 2016-C5 Class A4
10/10/2048	3.055%	5,120,000	4,695,751

20	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

Commercial Mortgage-Backed Securities - Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SPGN TFLM Mortgage Trust(a),(b)
Series 2022 Class A
1-month Term SOFR + 1.550%
Floor 1.550%
02/15/2039	6.873%	5,670,000	5,464,577
SREIT Trust(a),(b)
Subordinated Series 2021-PALM Class E
1-month Term SOFR + 2.024%
Floor 1.910%
10/15/2034	7.348%	6,275,000	5,881,209
Starwood Retail Property Trust(a),(b)
Series 2014-STAR Class A
Prime Rate + -0.882%
Floor 1.220%
11/15/2027	7.618%	2,248,546	1,585,225
StorageMart Commercial Mortgage Trust(a),(b)
Subordinated Series 2022-MINI Class C
1-month Term SOFR + 1.550%
Floor 1.550%
01/15/2039	6.873%	1,350,000	1,295,795
THPT Mortgage Trust(a),(c),(d)
Series 2023-THL Class A
12/10/2034	6.994%	5,000,000	4,983,182
UBS Commercial Mortgage Trust
Series 2018-C10 Class A3
05/15/2051	4.048%	5,468,366	5,097,388
Wells Fargo Commercial Mortgage Trust
Series 2015-LC20 Class A4
04/15/2050	2.925%	1,965,000	1,897,594
Series 2015-SG1 Class A4
09/15/2048	3.789%	9,036,083	8,669,346
Series 2017-C39 Class A4
09/15/2050	3.157%	10,065,000	9,261,929
Series 2018-C45 Class A3
06/15/2051	3.920%	15,968,202	14,680,981
Series 2021-C61 Class A4
11/15/2054	2.658%	7,990,000	6,423,658
Wells Fargo Commercial Mortgage Trust(c),(d)
Series 2021-C59 Class XA
04/15/2054	1.654%	20,394,408	1,529,295
Series 2021-C60 Class XA
08/15/2054	1.651%	4,075,525	310,310
Wells Fargo Commercial Mortgage Trust(c)
Series 2022-C62 Class A4
04/15/2055	4.000%	5,330,000	4,715,656
WF-RBS Commercial Mortgage Trust
Series 2014-C24 Class A3
11/15/2047	3.428%	509,995	501,154

Commercial Mortgage-Backed Securities - Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WF-RBS Commercial Mortgage Trust(a),(c)
Subordinated Series 2013-C14 Class D
06/15/2046	3.964%	470,000	169,106
WSTN Trust(a),(c)
Series 2023-MAUI Class A
07/05/2037	6.518%	2,500,000	2,425,353

Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $787,794,855)			722,388,331

Common Stocks 0.0%

Issuer		Shares	Value ($)
Communication Services 0.0%
Media 0.0%
Intelsat Jackson Holdings SA(h),(i),(j)		2,500,000	2
Intelsat Jackson Holdings SA(h),(i),(j)		832,000	1
Intelsat Jackson Holdings SA(h),(i),(j)		6,033,000	6
Intelsat Jackson Series A, CVR(h),(i),(j)		9,311	0
Intelsat Jackson Series B, CVR(h),(i),(j)		9,311	0

Total			9

Total Communication Services			9

Energy 0.0%
Oil, Gas & Consumable Fuels 0.0%
Prairie Provident Resources, Inc.(i),(j)		1,728	88

Total Energy			88

Financials 0.0%
Financial Services 0.0%
Intelsat Emergence SA(i)		88,937	2,345,714

Total Financials			2,345,714

Total Common Stocks (Cost $3,028,350)			2,345,811

Convertible Bonds 0.0%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 0.0%
Lloyds Banking Group PLC(k),(l)	8.000%	3,207,000	3,041,199

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023	21

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

Convertible Bonds (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UBS Group AG(a),(k),(l)
	9.250%	994,000	1,038,978
	9.250%	325,000	344,618

Total			4,424,795

Total Convertible Bonds (Cost $4,503,815)			4,424,795

Corporate Bonds & Notes 28.8%
Aerospace & Defense 0.4%
BAE Systems PLC(a)
04/15/2030	3.400%	690,000	616,797
Boeing Co. (The)
02/04/2024	1.433%	5,100,000	5,060,151
05/01/2025	4.875%	761,000	753,260
02/01/2028	3.250%	794,000	737,076
05/01/2030	5.150%	1,160,000	1,150,017
02/01/2031	3.625%	4,203,000	3,779,690
02/01/2035	3.250%	1,240,000	996,298
05/01/2040	5.705%	1,050,000	1,034,090
11/01/2048	3.850%	245,000	177,373
05/01/2050	5.805%	1,085,000	1,057,943
08/01/2059	3.950%	3,500,000	2,491,063
05/01/2060	5.930%	1,047,000	1,015,295
Bombardier, Inc.(a)
03/15/2025	7.500%	1,225,000	1,225,605
04/15/2027	7.875%	5,373,000	5,378,078
02/01/2029	7.500%	1,200,000	1,188,363
Embraer Netherlands Finance BV(a)
07/28/2030	7.000%	1,225,000	1,255,554
HEICO Corp.
08/01/2028	5.250%	1,749,000	1,746,030
Lockheed Martin Corp.
02/15/2034	4.750%	490,000	477,591
02/15/2055	5.200%	1,009,000	986,698
11/15/2063	5.900%	493,000	530,359
Northrop Grumman Corp.
03/15/2053	4.950%	74,000	68,126
RTX Corp.
03/15/2054	6.400%	3,280,000	3,565,173
Textron, Inc.
03/01/2024	4.300%	665,000	661,616
03/01/2025	3.875%	289,000	282,806
11/15/2033	6.100%	2,035,000	2,094,277
TransDigm, Inc.(a)
12/01/2031	7.125%	2,910,000	2,961,147
United Technologies Corp.
11/16/2038	4.450%	1,043,000	907,678
06/01/2042	4.500%	2,249,000	1,933,067

Total			44,131,221

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.2%
American Airlines Pass-Through Trust
Series 2015-2 Class AA
09/22/2027	3.600%	98,640	89,157
Series 2016-1 Class AA
07/15/2029	3.575%	522,843	477,194
Series 2016-2 Class AA
06/15/2028	3.200%	528,326	473,176
Series 2017-2 Class AA
10/15/2029	3.350%	1,641,340	1,451,240
Series 2019-1 Class AA
08/15/2033	3.150%	375,096	315,398
Delta Air Lines Pass-Through Trust
06/10/2028	2.000%	5,539,173	4,857,351
06/10/2028	2.500%	872,521	760,649
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2028	4.750%	7,285,382	6,995,404
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(a)
06/20/2027	6.500%	435,050	432,646
Southwest Airlines Co.
06/15/2027	5.125%	1,665,000	1,647,254
U.S. Airways Pass-Through Trust
10/01/2024	5.900%	682,784	677,845
06/03/2025	4.625%	1,922,970	1,825,132
United Airlines Pass-Through Trust
Series 2023-1 Class A
01/15/2036	5.800%	8,532,000	8,184,056
United Airlines, Inc.(a)
04/15/2026	4.375%	250,000	237,674
04/15/2029	4.625%	840,000	749,674
United Airlines, Inc. Pass-Through Trust
10/15/2027	5.875%	727,856	724,295

Total			29,898,145

Apartment REIT 0.1%
American Homes 4 Rent LP
07/15/2031	2.375%	393,000	307,923
04/15/2032	3.625%	570,000	488,971
07/15/2051	3.375%	1,735,000	1,075,276
04/15/2052	4.300%	1,270,000	945,973
Camden Property Trust
11/03/2026	5.850%	1,326,000	1,347,568
Invitation Homes Operating Partnership LP
11/15/2028	2.300%	1,377,000	1,176,881
08/15/2030	5.450%	726,000	702,072
08/15/2031	2.000%	3,306,000	2,504,229
08/15/2033	5.500%	1,315,000	1,256,184

22	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
01/15/2034	2.700%	52,000	39,132

Total			9,844,209

Automotive 1.1%
Adient Global Holdings Ltd.(a)
08/15/2026	4.875%	2,700,000	2,598,586
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	782,000	770,987
04/01/2027	6.500%	875,000	845,798
American Honda Finance Corp.
01/12/2028	4.700%	1,414,000	1,394,150
07/07/2028	5.125%	1,056,000	1,059,515
11/15/2028	5.650%	3,738,000	3,823,123
10/04/2030	5.850%	5,406,000	5,585,072
Aptiv PLC
12/01/2051	3.100%	1,905,000	1,145,985
BMW US Capital LLC(a)
08/11/2033	5.150%	4,201,000	4,162,760
Daimler Truck Finance North America LLC(a)
09/20/2028	5.400%	2,315,000	2,307,621
Dana, Inc.
06/15/2028	5.625%	800,000	761,916
Denso Corp.(a)
09/16/2026	1.239%	4,070,000	3,641,426
Ford Motor Co.
08/19/2032	6.100%	1,335,000	1,301,533
01/15/2043	4.750%	2,600,000	2,005,558
Ford Motor Credit Co. LLC
01/09/2024	3.810%	2,585,000	2,577,396
09/08/2024	3.664%	2,000,000	1,959,066
08/04/2025	4.134%	950,000	912,470
11/13/2025	3.375%	1,000,000	942,136
03/06/2026	6.950%	1,425,000	1,438,109
05/12/2028	6.800%	450,000	458,075
11/07/2028	6.798%	6,145,000	6,265,582
05/03/2029	5.113%	1,405,000	1,318,943
General Motors Co.
10/01/2025	6.125%	529,000	531,680
04/01/2035	5.000%	5,365,000	4,855,379
04/01/2038	5.150%	1,550,000	1,373,190
10/02/2043	6.250%	723,000	693,868
04/01/2045	5.200%	1,500,000	1,267,403
General Motors Financial Co., Inc.
07/13/2025	4.300%	1,060,000	1,034,431
10/10/2025	6.050%	3,385,000	3,399,480
03/01/2026	5.250%	2,260,000	2,234,119
06/23/2028	5.800%	1,850,000	1,850,578
04/06/2030	5.850%	708,000	705,960
06/21/2030	3.600%	1,710,000	1,496,354

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Harley-Davidson Financial Services, Inc.(a)
06/08/2025	3.350%	1,155,000	1,107,358
03/10/2028	6.500%	6,355,000	6,362,923
Hyundai Capital America(a)
06/26/2025	5.800%	5,620,000	5,619,250
09/21/2026	5.950%	4,120,000	4,139,852
06/26/2028	5.680%	1,106,000	1,099,246
09/15/2028	2.100%	1,460,000	1,238,125
09/21/2028	6.100%	1,897,000	1,921,153
01/16/2029	6.500%	1,282,000	1,316,297
Hyundai Capital Services, Inc.(a)
04/24/2025	2.125%	3,320,000	3,158,511
Kia Corp.(a)
04/16/2024	1.000%	1,405,000	1,380,469
LKQ Corp.
06/15/2028	5.750%	3,405,000	3,381,270
Mercedes-Benz Finance North America LLC(a)
08/03/2028	5.100%	3,505,000	3,487,031
Nissan Motor Acceptance Co. LLC(a)
09/15/2028	7.050%	2,150,000	2,181,386
Toyota Motor Credit Corp.
01/13/2027	1.900%	400,000	364,614
09/20/2027	4.550%	1,642,000	1,624,282
09/11/2028	5.250%	6,715,000	6,797,634
11/20/2030	5.550%	4,334,000	4,432,432
Volkswagen Group of America Finance LLC(a)
11/16/2030	6.450%	11,190,000	11,464,176
09/12/2033	5.900%	1,266,000	1,248,188
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	1,350,000	1,384,169

Total			130,426,615

Banking 8.5%
ABN AMRO Bank NV(a),(l)
09/18/2027	6.339%	6,900,000	6,942,355
Subordinated
03/13/2037	3.324%	1,441,000	1,089,835
AIB Group PLC(a),(l)
10/14/2026	7.583%	4,320,000	4,419,704
09/13/2029	6.608%	815,000	831,150
Ally Financial, Inc.
11/15/2027	7.100%	4,885,000	4,982,258
American Express Co.(l)
05/01/2026	4.990%	525,000	519,924
07/27/2029	5.282%	4,680,000	4,658,915
10/30/2031	6.489%	2,055,000	2,163,709
ANZ New Zealand International Ltd.(a)
02/18/2025	2.166%	3,390,000	3,254,505
08/14/2028	5.355%	4,595,000	4,598,728

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023	23

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ASB Bank Ltd.(a),(l)
Subordinated
06/17/2032	5.284%	2,355,000	2,276,917
Banco Bilbao Vizcaya Argentaria SA(l)
Subordinated
11/15/2034	7.883%	5,200,000	5,387,971
Banco Santander SA
05/28/2025	2.746%	3,000,000	2,854,434
11/07/2033	6.938%	7,400,000	7,832,852
Bank of America Corp.(k),(l)
	4.375%	3,016,000	2,607,681
Bank of America Corp.(l)
03/11/2027	1.658%	1,775,000	1,619,202
07/22/2027	1.734%	13,410,000	12,108,503
04/27/2028	4.376%	1,208,000	1,162,302
03/05/2029	3.970%	2,159,000	2,022,749
06/14/2029	2.087%	11,335,000	9,740,104
07/23/2030	3.194%	33,500,000	29,440,812
02/13/2031	2.496%	8,712,000	7,238,877
04/29/2031	2.592%	2,710,000	2,252,833
07/23/2031	1.898%	425,000	333,568
03/11/2032	2.651%	5,426,000	4,410,406
04/22/2032	2.687%	2,464,000	2,003,110
07/21/2032	2.299%	785,000	616,435
10/20/2032	2.572%	9,960,000	7,929,553
02/04/2033	2.972%	1,928,000	1,574,609
04/27/2033	4.571%	1,143,000	1,049,189
04/25/2034	5.288%	3,916,000	3,765,906
09/15/2034	5.872%	5,783,000	5,802,402
Subordinated
09/21/2036	2.482%	1,671,000	1,262,599
03/08/2037	3.846%	1,279,000	1,079,805
Bank of America Corp.
Subordinated
01/22/2025	4.000%	795,000	780,848
04/21/2025	3.950%	2,500,000	2,437,533
03/03/2026	4.450%	2,000,000	1,952,495
Bank of America NA
08/18/2026	5.526%	5,575,000	5,619,955
Bank of Ireland Group PLC(a),(l)
09/16/2026	6.253%	3,560,000	3,559,319
Bank of Montreal
09/25/2028	5.717%	5,805,000	5,873,349
Bank of New York Mellon Corp. (The)(l)
04/26/2027	4.947%	4,700,000	4,647,539
10/25/2034	6.474%	653,000	692,676
Bank of New Zealand(a)
02/21/2025	2.000%	3,915,000	3,746,537
01/27/2027	2.285%	2,140,000	1,946,338
Bank of Nova Scotia (The)(e)
02/01/2034	5.650%	2,213,000	2,197,312

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bank of Nova Scotia (The)(l)
Subordinated
05/04/2037	4.588%	2,129,000	1,810,829
Banque Federative du Credit Mutuel SA(a)
01/26/2026	4.935%	2,208,000	2,175,154
07/13/2028	5.790%	2,215,000	2,236,005
Barclays PLC
03/16/2025	3.650%	270,000	262,360
Subordinated
05/09/2028	4.836%	995,000	937,395
Barclays PLC(l)
05/07/2025	3.932%	4,045,000	4,004,624
06/24/2031	2.645%	3,175,000	2,556,330
03/10/2032	2.667%	12,020,000	9,480,429
BNP Paribas SA(a),(l)
06/09/2026	2.219%	2,150,000	2,033,035
09/30/2028	1.904%	3,535,000	3,056,242
06/12/2029	5.335%	1,815,000	1,795,862
04/19/2032	2.871%	3,775,000	3,063,697
01/20/2033	3.132%	7,920,000	6,453,101
BNP Paribas SA(a),(e),(l)
12/05/2034	5.894%	4,070,000	4,084,012
BPCE SA(a)
01/11/2028	3.250%	460,000	418,851
Subordinated
07/11/2024	4.625%	4,200,000	4,142,264
07/21/2024	5.150%	3,363,000	3,328,519
CaixaBank SA(a),(l)
09/13/2034	6.840%	4,839,000	4,868,032
Canadian Imperial Bank of Commerce
10/03/2033	6.092%	6,036,000	6,156,484
Capital One Financial Corp.(l)
12/06/2024	1.343%	8,945,000	8,942,574
10/29/2027	7.149%	3,985,000	4,056,266
11/02/2027	1.878%	883,000	774,473
06/08/2029	6.312%	2,560,000	2,545,957
Citibank NA(e)
12/04/2026	5.488%	12,160,000	12,230,524
Citigroup, Inc.(k),(l)
	4.700%	10,225,000	9,303,033
	5.000%	1,100,000	1,062,248
Citigroup, Inc.(l)
04/08/2026	3.106%	4,210,000	4,059,337
06/09/2027	1.462%	3,220,000	2,898,313
11/05/2030	2.976%	14,780,000	12,773,257
01/29/2031	2.666%	5,550,000	4,654,700
06/03/2031	2.572%	5,105,000	4,216,739
05/01/2032	2.561%	6,885,000	5,540,216
01/25/2033	3.057%	9,090,000	7,454,903

24	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated
05/25/2034	6.174%	4,690,000	4,652,788
Citigroup, Inc.
05/01/2026	3.400%	1,300,000	1,240,545
Subordinated
06/10/2025	4.400%	4,250,000	4,166,930
05/18/2046	4.750%	395,000	330,010
Citizens Bank NA(l)
08/09/2028	4.575%	829,000	764,867
Citizens Financial Group, Inc.
02/06/2030	2.500%	1,496,000	1,196,156
Citizens Financial Group, Inc.(l)
Subordinated
05/21/2037	5.641%	6,905,000	5,901,840
Commonwealth Bank of Australia(a)
Subordinated
09/12/2039	3.743%	435,000	315,472
Cooperatieve Rabobank UA(a),(l)
06/24/2026	1.339%	970,000	904,260
02/24/2027	1.106%	2,500,000	2,254,459
Credit Agricole SA(a),(l)
10/03/2029	6.316%	6,125,000	6,243,826
Credit Suisse AG
02/21/2025	3.700%	855,000	829,860
08/07/2026	1.250%	289,000	256,924
07/09/2027	5.000%	2,861,000	2,803,822
Credit Suisse Group AG(a),(l)
09/11/2025	2.593%	430,000	418,059
06/05/2026	2.193%	3,297,000	3,102,796
07/15/2026	6.373%	2,485,000	2,491,114
02/02/2027	1.305%	4,520,000	4,079,970
05/14/2032	3.091%	6,040,000	4,923,033
08/12/2033	6.537%	19,300,000	19,696,958
11/15/2033	9.016%	8,446,000	10,005,245
Credit Suisse Group AG(a)
01/09/2028	4.282%	1,005,000	949,591
Danske Bank A/S(a),(l)
09/10/2025	0.976%	5,665,000	5,443,929
09/22/2026	6.259%	9,690,000	9,749,440
Deutsche Bank AG(l)
07/13/2027	7.146%	1,200,000	1,224,123
Subordinated
01/14/2032	3.729%	2,000,000	1,569,552
02/10/2034	7.079%	420,000	402,968
Discover Bank
03/13/2026	4.250%	789,000	750,593
Discover Financial Services
11/06/2024	3.950%	1,495,000	1,461,952

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Discover Financial Services(l)
11/02/2034	7.964%	7,352,000	7,725,920
DNB Bank ASA(a),(l)
09/16/2026	1.127%	3,950,000	3,617,684
Federation des Caisses Desjardins du Quebec(a)
03/14/2028	5.700%	2,210,000	2,217,942
Fifth Third Bancorp(l)
07/27/2029	6.339%	11,583,000	11,706,916
04/25/2033	4.337%	3,412,000	2,993,767
First Horizon Bank
Subordinated
05/01/2030	5.750%	2,730,000	2,453,234
Goldman Sachs Group Inc (The)(l)
01/27/2032	1.992%	1,030,000	798,639
Goldman Sachs Group Inc. (The)(l)
08/10/2026	5.798%	11,345,000	11,358,480
Goldman Sachs Group, Inc. (The)(k),(l)
	3.650%	2,135,000	1,780,033
Goldman Sachs Group, Inc. (The)
12/06/2023	1.217%	7,295,000	7,289,688
Subordinated
05/22/2045	5.150%	2,100,000	1,886,414
Goldman Sachs Group, Inc. (The)(l)
09/29/2025	3.272%	4,160,000	4,067,913
03/09/2027	1.431%	11,330,000	10,274,377
02/24/2028	2.640%	3,320,000	3,023,070
10/24/2029	6.484%	1,398,000	1,447,740
04/22/2032	2.615%	12,585,000	10,139,320
07/21/2032	2.383%	15,470,000	12,188,783
HSBC Holdings PLC(l)
11/07/2025	2.633%	1,148,000	1,111,472
03/10/2026	2.999%	929,000	893,099
06/04/2026	2.099%	1,983,000	1,869,664
05/24/2027	1.589%	3,379,000	3,044,090
08/14/2027	5.887%	7,710,000	7,724,056
09/22/2028	2.013%	11,034,000	9,617,402
08/17/2029	2.206%	8,265,000	7,019,052
05/24/2032	2.804%	480,000	385,132
03/09/2044	6.332%	1,975,000	2,006,237
Huntington Bancshares, Inc.(l)
08/21/2029	6.208%	5,822,000	5,823,660
Subordinated
08/15/2036	2.487%	626,000	453,359
Huntington National Bank (The)
01/10/2030	5.650%	2,367,000	2,298,830
ING Groep NV(l)
09/11/2034	6.114%	1,026,000	1,029,434
Intesa Sanpaolo SpA(a)
11/28/2033	7.200%	1,705,000	1,729,238

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023	25

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Intesa Sanpaolo SpA(a),(l)
06/20/2054	7.778%	3,365,000	3,226,550
Subordinated
06/01/2032	4.198%	1,100,000	852,311
JPMorgan Chase & Co.(k),(l)
	4.000%	4,500,000	4,224,048
	4.600%	7,625,000	7,302,989
	5.000%	1,290,000	1,275,994
JPMorgan Chase & Co.(l)
06/23/2025	0.969%	4,760,000	4,620,651
12/10/2025	1.561%	2,540,000	2,425,142
02/24/2026	2.595%	383,000	368,333
02/04/2027	1.040%	4,299,000	3,899,700
04/22/2027	1.578%	11,910,000	10,842,777
09/22/2027	1.470%	1,797,000	1,610,445
02/24/2028	2.947%	4,610,000	4,270,065
01/23/2029	3.509%	10,345,000	9,600,026
04/23/2029	4.005%	3,180,000	3,003,764
06/01/2029	2.069%	1,446,000	1,253,480
12/05/2029	4.452%	1,150,000	1,100,458
10/15/2030	2.739%	1,990,000	1,718,326
02/04/2032	1.953%	3,030,000	2,380,262
04/22/2032	2.580%	7,675,000	6,274,952
11/08/2032	2.545%	8,145,000	6,549,460
01/25/2033	2.963%	2,380,000	1,967,054
06/01/2034	5.350%	5,635,000	5,506,592
10/23/2034	6.254%	5,343,000	5,584,832
11/15/2048	3.964%	2,475,000	1,960,803
JPMorgan Chase & Co.
Subordinated
09/10/2024	3.875%	5,440,000	5,359,040
KeyBank NA
11/15/2027	5.850%	3,050,000	2,948,245
Subordinated
08/08/2032	4.900%	563,000	458,653
KeyCorp(l)
06/01/2033	4.789%	1,837,000	1,587,775
Lloyds Banking Group PLC
03/12/2024	3.900%	2,600,000	2,585,368
Subordinated
11/04/2024	4.500%	5,560,000	5,461,410
Lloyds Banking Group PLC(l)
05/11/2027	1.627%	1,175,000	1,060,059
08/07/2027	5.985%	3,605,000	3,612,701
08/11/2033	4.976%	3,245,000	3,014,094
Macquarie Group Ltd.(a),(e),(l)
12/07/2034	6.255%	7,070,000	7,065,085
Mizuho Financial Group, Inc.(l)
07/06/2029	5.778%	4,740,000	4,793,229

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley(l)
01/22/2025	0.791%	1,115,000	1,105,710
05/30/2025	0.790%	14,562,000	14,151,798
07/22/2025	2.720%	720,000	704,990
10/21/2025	1.164%	4,545,000	4,339,822
04/28/2026	2.188%	828,000	787,388
05/04/2027	1.593%	3,193,000	2,894,320
07/20/2027	1.512%	962,000	863,816
01/21/2028	2.475%	998,000	909,457
07/22/2028	3.591%	7,821,000	7,318,832
10/18/2028	6.296%	447,000	459,533
01/24/2029	3.772%	4,315,000	4,025,819
04/20/2029	5.164%	1,478,000	1,454,530
07/20/2029	5.449%	2,410,000	2,399,156
01/23/2030	4.431%	2,885,000	2,738,656
02/13/2032	1.794%	1,535,000	1,176,557
04/28/2032	1.928%	2,719,000	2,090,466
07/21/2032	2.239%	9,590,000	7,504,733
10/20/2032	2.511%	1,560,000	1,238,137
01/21/2033	2.943%	3,610,000	2,945,587
10/18/2033	6.342%	370,000	383,102
04/21/2034	5.250%	5,253,000	5,033,808
07/21/2034	5.424%	353,000	342,153
11/01/2034	6.627%	3,389,000	3,591,770
04/22/2039	4.457%	299,000	261,357
Subordinated
09/16/2036	2.484%	3,240,000	2,445,839
04/20/2037	5.297%	1,135,000	1,053,392
01/19/2038	5.948%	2,865,000	2,779,663
Morgan Stanley
01/27/2026	3.875%	6,556,000	6,370,579
07/27/2026	3.125%	990,000	935,860
Subordinated
09/08/2026	4.350%	9,045,000	8,776,389
Morgan Stanley Bank NA
10/30/2026	5.882%	5,570,000	5,660,886
National Bank of Canada(l)
06/09/2025	3.750%	7,465,000	7,371,033
Nationwide Building Society(a),(l)
10/18/2027	6.557%	3,400,000	3,449,652
02/16/2028	2.972%	2,610,000	2,372,434
NatWest Group PLC(l)
09/13/2029	5.808%	1,267,000	1,259,854
Northern Trust Corp.(l)
Subordinated
05/08/2032	3.375%	2,052,000	1,867,348
PNC Financial Services Group, Inc. (The)(k),(l)
	6.000%	706,000	633,423
	6.250%	3,185,000	2,781,165

26	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PNC Financial Services Group, Inc. (The)(l)
06/12/2029	5.582%	11,935,000	11,855,456
10/28/2033	6.037%	3,770,000	3,778,022
01/24/2034	5.068%	1,415,000	1,326,205
10/20/2034	6.875%	3,685,000	3,916,466
Royal Bank of Canada
08/01/2028	5.200%	2,500,000	2,492,356
Royal Bank of Scotland Group PLC(l)
03/22/2025	4.269%	1,735,000	1,724,141
Santander Holdings USA, Inc.(l)
06/12/2029	6.565%	1,145,000	1,152,534
11/09/2031	7.660%	3,520,000	3,674,378
Santander UK Group Holdings PLC(l)
03/15/2025	1.089%	7,385,000	7,261,300
08/21/2026	1.532%	445,000	408,994
06/14/2027	1.673%	1,762,000	1,572,658
Societe Generale SA(a)
03/28/2024	3.875%	5,055,000	5,017,648
Societe Generale SA(a),(l)
01/19/2028	2.797%	4,285,000	3,872,656
06/09/2032	2.889%	480,000	375,770
01/21/2033	3.337%	2,590,000	2,065,432
Standard Chartered PLC(a),(l)
02/08/2030	7.018%	10,085,000	10,386,473
State Street Corp.
08/03/2026	5.272%	2,830,000	2,828,492
State Street Corp.(l)
11/21/2029	5.684%	7,232,000	7,295,514
11/21/2034	6.123%	3,243,000	3,276,427
SunTrust Capital III(b)
3-month Term SOFR + 0.912%
03/14/2028	6.321%	783,000	705,442
Svenska Handelsbanken AB(a)
06/15/2028	5.500%	3,445,000	3,421,708
Swedbank AB(a)
09/12/2026	6.136%	5,800,000	5,837,774
Synchrony Bank
08/22/2025	5.400%	3,625,000	3,514,592
Synchrony Financial
06/13/2025	4.875%	2,185,000	2,112,599
Toronto-Dominion Bank (The)
07/17/2028	5.523%	1,955,000	1,971,329
Truist Financial Corp.(k),(l)
	4.800%	880,000	777,496
	5.100%	1,302,000	1,121,194

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Truist Financial Corp.(l)
03/02/2027	1.267%	340,000	305,944
10/30/2029	7.161%	5,815,000	6,078,590
01/26/2034	5.122%	2,445,000	2,247,423
06/08/2034	5.867%	8,789,000	8,573,116
Subordinated
07/28/2033	4.916%	1,044,000	924,049
U.S. Bancorp(k),(l)
Junior Subordinated
	5.300%	2,980,000	2,514,027
UBS AG
09/11/2028	5.650%	6,640,000	6,712,340
UBS Group AG(a),(l)
05/12/2026	4.488%	980,000	957,585
01/30/2027	1.364%	912,000	824,099
08/10/2027	1.494%	960,000	852,861
09/22/2034	6.301%	1,714,000	1,728,814
UBS Group AG(a),(b)
SOFR + 1.580%
05/12/2026	6.890%	3,055,000	3,069,768
UniCredit SpA(a),(l)
09/22/2026	2.569%	5,195,000	4,821,571
US Bancorp(l)
06/12/2034	5.836%	6,580,000	6,480,718
Subordinated
07/22/2033	4.967%	1,793,000	1,605,479
Wells Fargo & Co.(l)
02/11/2026	2.164%	1,691,000	1,615,555
08/15/2026	4.540%	254,000	249,086
03/24/2028	3.526%	2,161,000	2,026,536
06/02/2028	2.393%	10,530,000	9,465,061
07/25/2028	4.808%	14,890,000	14,519,900
07/25/2029	5.574%	1,360,000	1,358,706
10/23/2029	6.303%	5,615,000	5,786,752
02/11/2031	2.572%	6,775,000	5,662,159
03/02/2033	3.350%	15,345,000	12,849,313
07/25/2033	4.897%	2,740,000	2,566,604
04/24/2034	5.389%	2,349,000	2,260,321
10/23/2034	6.491%	3,959,000	4,139,785
04/30/2041	3.068%	4,650,000	3,330,004

Total			1,018,282,204

Brokerage/Asset Managers/Exchanges 0.3%
Ares Finance Co. IV LLC(a)
02/01/2052	3.650%	1,140,000	738,980
Blackstone Holdings Finance Co. LLC(a)
08/05/2028	1.625%	454,000	382,375
01/10/2030	2.500%	189,000	156,542
01/30/2032	2.000%	1,965,000	1,477,276
Blue Owl Finance LLC(a)
02/15/2032	4.375%	2,540,000	2,115,689

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023	27

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brookfield Finance, Inc.
06/02/2026	4.250%	964,000	933,033
02/15/2052	3.625%	1,591,000	1,049,405
Charles Schwab Corp. (The)(k),(l)
	4.000%	678,000	511,520
Charles Schwab Corp. (The)(l)
05/19/2029	5.643%	1,318,000	1,313,694
08/24/2034	6.136%	764,000	765,962
CI Financial Corp.
06/15/2051	4.100%	684,000	380,363
CME Group, Inc.
03/15/2032	2.650%	1,334,000	1,133,694
Depository Trust & Clearing Corp. (The)(a),(k),(l)
	3.375%	673,000	515,857
Hunt Companies, Inc.(a)
04/15/2029	5.250%	2,150,000	1,847,956
Intercontinental Exchange, Inc.
06/15/2030	2.100%	2,664,000	2,208,404
09/15/2032	1.850%	3,230,000	2,467,076
Jane Street Group/JSG Finance, Inc.(a)
11/15/2029	4.500%	1,000,000	897,719
Jefferies Financial Group, Inc.
07/21/2028	5.875%	3,660,000	3,646,060
Jefferies Group LLC
01/20/2043	6.500%	600,000	601,488
Nomura Holdings, Inc.
07/12/2028	6.070%	7,560,000	7,648,921
07/14/2031	2.608%	1,100,000	872,669
Stifel Financial Corp.
05/15/2030	4.000%	3,755,000	3,282,710

Total			34,947,393

Building Materials 0.1%
Cemex SAB de CV(a),(k),(l)
	5.125%	1,525,000	1,430,223
Ferguson Finance PLC(a)
04/20/2032	4.650%	1,200,000	1,115,464
Fortune Brands Home & Security, Inc.
03/25/2052	4.500%	2,795,000	2,182,229
Fortune Brands Innovations, Inc.
06/01/2033	5.875%	764,000	762,045
Martin Marietta Materials, Inc.
03/15/2030	2.500%	3,380,000	2,846,742
Mohawk Industries, Inc.
09/18/2028	5.850%	684,000	692,891
Standard Industries, Inc.(a)
07/15/2030	4.375%	3,295,000	2,891,418
01/15/2031	3.375%	1,335,000	1,096,548

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Summit Materials LLC /Finance Corp.(a),(e)
01/15/2031	7.250%	2,010,000	2,010,000
Summit Materials LLC/Finance Corp.(a)
01/15/2029	5.250%	500,000	468,158

Total			15,495,718

Cable and Satellite 0.6%
Cable One, Inc.(a)
11/15/2030	4.000%	695,000	542,366
CCO Holdings LLC/Capital Corp.(a)
06/01/2029	5.375%	100,000	92,745
02/01/2031	4.250%	1,725,000	1,440,118
CCO Holdings LLC/Holdings Capital Corp.(a)
01/15/2034	4.250%	1,125,000	877,980
Charter Communications Operating LLC/Capital
01/15/2029	2.250%	616,000	519,078
02/01/2034	6.650%	1,511,000	1,546,279
10/23/2035	6.384%	1,775,000	1,739,598
10/23/2045	6.484%	4,170,000	3,867,377
04/01/2048	5.750%	1,360,000	1,147,016
03/01/2050	4.800%	4,625,000	3,421,759
04/01/2051	3.700%	2,305,000	1,425,690
06/01/2052	3.900%	3,420,000	2,184,066
04/01/2053	5.250%	2,265,000	1,807,933
04/01/2061	3.850%	941,000	561,889
Comcast Corp.
10/15/2025	3.950%	3,095,000	3,031,365
11/15/2027	5.350%	628,000	640,315
02/01/2030	2.650%	723,000	632,437
01/15/2031	1.950%	1,347,000	1,096,801
03/01/2038	3.900%	822,000	698,668
02/01/2050	3.450%	1,900,000	1,359,683
05/15/2064	5.500%	3,173,000	3,091,245
Cox Communications, Inc.(a)
09/15/2028	5.450%	4,420,000	4,421,104
06/15/2031	2.600%	1,975,000	1,598,704
CSC Holdings LLC
06/01/2024	5.250%	2,513,000	2,394,822
CSC Holdings LLC(a)
04/15/2027	5.500%	3,550,000	3,148,951
02/01/2028	5.375%	1,193,000	1,020,021
04/01/2028	7.500%	300,000	205,208
05/15/2028	11.250%	600,000	598,528
02/01/2029	6.500%	3,914,000	3,317,912
01/15/2030	5.750%	1,275,000	721,940
12/01/2030	4.625%	4,725,000	2,609,217
DISH DBS Corp.
11/15/2024	5.875%	2,000,000	1,756,202
07/01/2026	7.750%	2,039,000	1,215,335
DISH Network Corp.(a)
11/15/2027	11.750%	1,925,000	1,911,512

28	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Intelsat Jackson Holdings SA(a)
03/15/2030	6.500%	1,595,000	1,478,800
Sirius XM Radio, Inc.(a)
07/01/2029	5.500%	1,485,000	1,380,542
Time Warner Cable LLC
05/01/2037	6.550%	235,000	221,653
11/15/2040	5.875%	3,890,000	3,357,991
09/01/2041	5.500%	7,444,000	6,168,701
Viasat, Inc.(a)
09/15/2025	5.625%	1,425,000	1,369,017
04/15/2027	5.625%	1,415,000	1,311,123
05/30/2031	7.500%	1,100,000	790,077
VZ Secured Financing BV(a)
01/15/2032	5.000%	3,250,000	2,660,666
Ziggo BV(a)
01/15/2030	4.875%	500,000	427,790

Total			75,810,224

Chemicals 0.3%
Axalta Coating Systems Dutch Holding B BV(a)
02/15/2031	7.250%	660,000	681,602
Braskem Netherlands Finance BV(a)
01/31/2030	4.500%	400,000	328,927
Cabot Corp.
07/01/2029	4.000%	1,810,000	1,672,075
CF Industries, Inc.
03/15/2034	5.150%	3,125,000	2,959,854
06/01/2043	4.950%	1,700,000	1,441,168
Ecolab, Inc.
08/18/2055	2.750%	333,000	202,928
EverArc Escrow Sarl(a)
10/30/2029	5.000%	300,000	243,638
FMC Corp.
05/18/2026	5.150%	490,000	483,173
10/01/2029	3.450%	1,005,000	868,491
10/01/2049	4.500%	340,000	246,487
05/18/2053	6.375%	2,695,000	2,555,600
GC Treasury Center Co., Ltd.(a)
03/18/2031	2.980%	750,000	606,339
03/30/2032	4.400%	950,000	831,680
Huntsman International LLC
06/15/2031	2.950%	7,375,000	5,974,206
Ingevity Corp.(a)
11/01/2028	3.875%	1,510,000	1,288,179
International Flavors & Fragrances, Inc.(a)
10/15/2027	1.832%	455,000	390,843
11/01/2030	2.300%	5,075,000	4,032,368
11/15/2040	3.268%	365,000	245,898
12/01/2050	3.468%	470,000	296,729

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
International Flavors & Fragrances, Inc.
06/01/2047	4.375%	1,115,000	802,933
09/26/2048	5.000%	3,400,000	2,719,368
LYB International Finance III LLC
05/01/2050	4.200%	1,505,000	1,107,157
LyondellBasell Industries NV
04/15/2024	5.750%	713,000	711,907
Mosaic Co. (The)
11/15/2043	5.625%	985,000	897,181
Nutrien Ltd.
11/07/2025	5.950%	496,000	500,048
12/01/2036	5.875%	141,000	140,062
03/27/2053	5.800%	182,000	179,097
Olin Corp.
02/01/2030	5.000%	1,560,000	1,432,350
Rain Carbon, Inc.(a)
09/01/2029	12.250%	650,000	662,957
Rain CII Carbon LLC/Corp.(a)
04/01/2025	7.250%	39,000	37,489
Sasol Financing USA LLC
03/27/2024	5.875%	600,000	594,924

Total			35,135,658

Construction Machinery 0.2%
CNH Industrial Capital LLC
05/23/2025	3.950%	2,940,000	2,868,271
01/12/2029	5.500%	5,354,000	5,346,679
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	5,359,000	4,748,808
John Deere Capital Corp.
01/20/2028	4.750%	1,208,000	1,202,905
07/14/2028	4.950%	2,470,000	2,475,630
06/10/2030	4.700%	2,762,000	2,729,004
Maxim Crane Works Holdings Capital LLC(a)
09/01/2028	11.500%	975,000	973,372
OT Merger Corp.(a)
10/15/2029	7.875%	350,000	198,468
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	200,000	203,556
United Rentals North America, Inc.
01/15/2030	5.250%	3,000,000	2,865,946
02/15/2031	3.875%	1,664,000	1,448,215

Total			25,060,854

Consumer Cyclical Services 0.1%
ADT Security Corp. (The)(a)
08/01/2029	4.125%	1,645,000	1,461,937

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023	29

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Allied Universal Holdco LLC/Finance Corp.(a)
07/15/2026	6.625%	2,300,000	2,236,074
06/01/2029	6.000%	1,300,000	982,661
Allied Universal Holdco LLC/Finance Corp./Atlas Luxco 4 Sarl(a)
06/01/2028	4.625%	1,910,000	1,657,376
06/01/2028	4.625%	990,000	859,624
ANGI Group LLC(a)
08/15/2028	3.875%	1,820,000	1,494,602
Expedia Group, Inc.(a)
05/01/2025	6.250%	1,094,000	1,099,169
Jones Lang LaSalle, Inc.
12/01/2028	6.875%	979,000	1,003,552
Match Group Holdings II LLC(a)
10/01/2031	3.625%	1,785,000	1,476,674
WASH Multifamily Acquisition, Inc.(a)
04/15/2026	5.750%	600,000	564,796

Total			12,836,465

Consumer Products 0.1%
Central Garden & Pet Co.
10/15/2030	4.125%	985,000	844,963
Energizer Holdings, Inc.(a)
03/31/2029	4.375%	1,335,000	1,150,500
Estee Lauder Companies, Inc. (The)
05/15/2033	4.650%	676,000	646,678
Kenvue, Inc.
03/22/2028	5.050%	705,000	709,699
03/22/2033	4.900%	1,706,000	1,691,914
03/22/2043	5.100%	566,000	551,704
03/22/2063	5.200%	1,243,000	1,188,011
Mead Johnson Nutrition Co.
11/15/2025	4.125%	616,000	604,755
Polaris, Inc.
03/15/2029	6.950%	1,320,000	1,356,844
Scotts Miracle-Gro Co. (The)
12/15/2026	5.250%	235,000	225,356
Spectrum Brands, Inc.(a)
07/15/2030	5.500%	643,000	599,997
SWF Escrow Issuer Corp.(a)
10/01/2029	6.500%	950,000	596,399
Tempur Sealy International, Inc.(a)
04/15/2029	4.000%	1,500,000	1,300,979
10/15/2031	3.875%	365,000	293,451
Unilever Capital Corp.
12/08/2033	5.000%	4,385,000	4,384,040
Whirlpool Corp.
03/01/2033	5.500%	870,000	840,121

Total			16,985,411

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 0.2%
Amsted Industries, Inc.(a)
05/15/2030	4.625%	1,685,000	1,454,198
Carrier Global Corp.
02/15/2030	2.722%	291,000	250,458
Carrier Global Corp.(a)
03/15/2034	5.900%	465,000	478,530
Chart Industries, Inc.(a)
01/01/2030	7.500%	475,000	484,573
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	1,440,000	1,436,519
General Electric Co.(b)
3-month Term SOFR + 0.742%
08/15/2036	6.121%	5,380,000	4,842,368
Griffon Corp.
03/01/2028	5.750%	525,000	496,160
Ingersoll Rand, Inc.
08/14/2033	5.700%	3,495,000	3,537,442
Lennox International, Inc.
09/15/2028	5.500%	1,232,000	1,236,347
Nordson Corp.
09/15/2028	5.600%	585,000	597,830
09/15/2033	5.800%	585,000	595,508
Otis Worldwide Corp.
08/16/2028	5.250%	1,180,000	1,185,861
Trane Technologies Financing Ltd.
03/03/2033	5.250%	585,000	581,106
Valmont Industries, Inc.
10/01/2054	5.250%	2,050,000	1,709,010
Veralto Corp.(a)
09/18/2033	5.450%	420,000	417,679

Total			19,303,589

Electric 2.2%
AEP Texas Central Co.(a)
10/01/2025	3.850%	1,828,000	1,762,123
AEP Texas Central Co.
02/15/2033	6.650%	1,385,000	1,450,397
AEP Transmission Co. LLC
08/15/2051	2.750%	1,095,000	654,925
AES Corp. (The)(a)
07/15/2025	3.300%	2,730,000	2,610,053
AES Corp. (The)
01/15/2026	1.375%	662,000	603,893
06/01/2028	5.450%	1,052,000	1,042,751
01/15/2031	2.450%	1,522,000	1,229,409

30	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Alabama Power Co.
12/01/2023	3.550%	964,000	963,932
11/15/2033	5.850%	692,000	715,434
Alliant Energy Finance LLC(a)
03/30/2029	5.950%	1,620,000	1,646,019
Ameren Corp.
02/15/2026	3.650%	590,000	567,904
American Electric Power Co., Inc.(l)
02/15/2062	3.875%	2,855,000	2,348,051
Junior Subordinated
08/14/2025	5.699%	5,700,000	5,705,377
American Transmission Systems, Inc.(a)
01/15/2032	2.650%	2,893,000	2,347,103
09/01/2044	5.000%	749,000	660,420
Appalachian Power Co.
03/01/2049	4.500%	432,000	339,299
Arizona Public Service Co.
12/15/2032	6.350%	5,330,000	5,578,690
08/15/2048	4.200%	570,000	429,973
Avangrid, Inc.
04/15/2025	3.200%	1,614,000	1,558,178
06/01/2029	3.800%	655,000	597,739
Black Hills Corp.
10/15/2029	3.050%	488,000	421,262
Calpine Corp.(a)
02/15/2028	4.500%	2,250,000	2,126,851
03/15/2028	5.125%	575,000	541,236
02/01/2029	4.625%	2,000,000	1,813,303
02/01/2031	5.000%	4,045,000	3,579,753
Cleveland Electric Illuminating Co. (The)(a)
04/01/2028	3.500%	3,293,000	3,030,813
Cleveland Electric Illuminating Co. (The)
12/15/2036	5.950%	1,279,000	1,256,362
CMS Energy Corp.
02/15/2027	2.950%	80,000	73,825
CMS Energy Corp.(l)
06/01/2050	4.750%	2,514,000	2,180,857
12/01/2050	3.750%	386,000	289,666
Commonwealth Edison Co.
08/15/2047	3.750%	409,000	306,615
Consolidated Edison Co. of New York, Inc.
03/15/2034	5.500%	614,000	619,182
03/01/2035	5.300%	171,000	165,847
06/15/2046	3.850%	1,310,000	984,787
06/15/2047	3.875%	1,640,000	1,235,696
11/15/2053	5.900%	844,000	858,312
12/01/2056	4.300%	308,000	237,808
Consumers Energy Co.
02/15/2029	4.900%	1,566,000	1,558,131

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dominion Energy, Inc.(k),(l)
	4.350%	198,000	171,518
	4.650%	5,000,000	4,654,395
Dominion Energy, Inc.
08/15/2026	2.850%	750,000	698,361
11/15/2032	5.375%	1,551,000	1,532,252
DTE Energy Co.
10/01/2026	2.850%	10,155,000	9,479,984
Duke Energy Carolinas LLC
04/15/2031	2.550%	370,000	309,009
12/15/2041	4.250%	14,000	11,636
09/30/2042	4.000%	617,000	493,841
06/01/2045	3.750%	157,000	117,058
03/15/2046	3.875%	46,000	34,790
01/15/2053	5.350%	3,972,000	3,762,533
Duke Energy Corp.(k),(l)
	4.875%	213,000	208,117
Duke Energy Corp.
04/15/2024	3.750%	3,373,000	3,349,495
09/01/2026	2.650%	4,710,000	4,385,221
09/01/2046	3.750%	1,416,000	1,026,319
Duke Energy Florida LLC
12/15/2031	2.400%	1,234,000	1,000,568
11/15/2033	5.875%	1,295,000	1,340,878
11/15/2052	5.950%	739,000	759,366
Duke Energy Indiana LLC
10/01/2049	3.250%	436,000	290,244
Duke Energy Ohio, Inc.
06/01/2030	2.125%	430,000	354,841
06/15/2046	3.700%	3,050,000	2,219,399
Duke Energy Progress LLC
03/15/2033	5.250%	1,570,000	1,561,963
05/15/2042	4.100%	1,437,000	1,165,969
03/15/2043	4.100%	475,000	378,344
03/30/2044	4.375%	770,000	635,467
08/15/2045	4.200%	329,000	262,050
10/15/2046	3.700%	312,000	225,990
09/15/2047	3.600%	940,000	674,892
Duquesne Light Holdings, Inc.(a)
10/01/2030	2.532%	463,000	373,406
Edison International
08/15/2025	4.700%	5,675,000	5,550,719
Enel Finance International NV(a)
04/06/2028	3.500%	2,370,000	2,175,887
Entergy Arkansas LLC
01/15/2033	5.150%	480,000	469,351
04/01/2049	4.200%	941,000	741,685
06/15/2051	2.650%	212,000	121,954

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023	31

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Entergy Corp.
09/15/2025	0.900%	3,770,000	3,466,908
06/15/2030	2.800%	348,000	296,128
06/15/2031	2.400%	801,000	642,288
Entergy Louisiana LLC
10/01/2026	2.400%	2,409,000	2,224,000
Entergy Mississippi LLC
09/01/2033	5.000%	1,039,000	1,002,873
Entergy Texas, Inc.
03/30/2029	4.000%	348,000	326,483
Evergy Kansas Central, Inc.
11/15/2033	5.900%	2,185,000	2,236,015
03/15/2053	5.700%	1,315,000	1,276,463
Evergy Metro, Inc.
06/01/2030	2.250%	572,000	472,298
Eversource Energy
08/15/2025	0.800%	662,000	610,077
08/15/2026	1.400%	752,000	676,290
03/01/2027	2.900%	1,335,000	1,235,618
07/01/2027	4.600%	2,675,000	2,608,649
03/01/2028	5.450%	1,024,000	1,026,309
02/01/2029	5.950%	8,574,000	8,741,989
05/15/2033	5.125%	703,000	678,840
Exelon Corp.
03/15/2028	5.150%	1,648,000	1,647,041
04/15/2046	4.450%	1,050,000	854,448
FirstEnergy Transmission LLC(a)
09/15/2028	2.866%	3,224,000	2,852,138
Florida Power & Light Co.
05/15/2030	4.625%	677,000	662,915
05/15/2033	4.800%	474,000	460,194
12/04/2051	2.875%	359,000	229,047
Georgia Power Co.
09/15/2024	2.200%	848,000	823,357
05/16/2028	4.650%	575,000	564,870
Gulf Power Co.
10/01/2044	4.550%	1,350,000	1,123,679
Idaho Power Co.
04/01/2054	5.800%	1,243,000	1,237,959
Interstate Power and Light Co.
10/15/2033	5.700%	2,765,000	2,784,320
11/30/2051	3.100%	3,194,000	1,972,371
Interstate Power and Light, Co.
12/01/2024	3.250%	552,000	538,143
IPALCO Enterprises, Inc.
05/01/2030	4.250%	1,590,000	1,422,321

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Jersey Central Power & Light Co.(a)
04/01/2024	4.700%	1,600,000	1,591,823
01/15/2026	4.300%	2,000,000	1,938,287
03/01/2032	2.750%	336,000	272,580
Jersey Central Power & Light Co.
06/01/2037	6.150%	1,985,000	2,011,239
Kansas City Power & Light Co.
08/15/2025	3.650%	665,000	644,651
Kentucky Utilities Co.
04/15/2033	5.450%	494,000	494,797
Louisville Gas and Electric Co.
04/15/2033	5.450%	494,000	494,740
Metropolitan Edison Co.(a)
01/15/2029	4.300%	1,928,000	1,827,191
Mississippi Power Co.
03/15/2042	4.250%	414,000	331,708
Mong Duong Finance Holdings BV(a)
05/07/2029	5.125%	276,687	254,659
Monongahela Power Co.(a)
05/15/2027	3.550%	617,000	579,499
02/15/2034	5.850%	1,187,000	1,193,961
Narragansett Electric Co. (The)(a)
04/09/2030	3.395%	2,179,000	1,932,308
National Rural Utilities Cooperative Finance Corp.
02/07/2024	2.950%	3,765,000	3,744,508
11/13/2026	5.600%	4,500,000	4,561,200
03/15/2030	2.400%	1,347,000	1,133,337
04/15/2032	2.750%	1,233,000	1,011,018
12/15/2032	4.150%	309,000	281,453
01/15/2033	5.800%	864,000	881,511
National Rural Utilities Cooperative Finance Corp.(b)
3-month Term SOFR + 3.172%
04/30/2043	8.562%	1,147,000	1,133,227
National Rural Utilities Cooperative Finance Corp.(l)
09/15/2053	7.125%	768,000	778,315
Subordinated
04/20/2046	5.250%	1,687,000	1,607,058
Nevada Power Co.
03/15/2054	6.000%	446,000	452,895
New England Power Co.(a)
10/06/2050	2.807%	3,670,000	2,146,857
NextEra Energy Capital Holdings, Inc.
09/01/2024	4.255%	1,137,000	1,122,605
03/01/2025	6.051%	1,522,000	1,527,825
01/15/2027	1.875%	1,155,000	1,041,448
NextEra Energy Capital Holdings, Inc.(l)
03/15/2082	3.800%	1,497,000	1,245,747

32	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NRG Energy, Inc.(a),(k),(l)
	10.250%	600,000	592,983
NRG Energy, Inc.(a)
12/02/2025	2.000%	560,000	515,325
12/02/2027	2.450%	2,420,000	2,120,566
02/15/2029	3.375%	542,000	464,155
06/15/2029	5.250%	1,875,000	1,750,259
02/15/2032	3.875%	1,125,000	919,961
NRG Energy, Inc.
01/15/2027	6.625%	954,000	947,672
NSTAR Electric Co.
08/15/2031	1.950%	524,000	413,942
Oncor Electric Delivery Co. LLC
09/15/2032	4.550%	1,238,000	1,169,998
Pacific Gas and Electric Co.
07/01/2030	4.550%	5,735,000	5,271,829
04/15/2042	4.450%	562,000	423,497
03/15/2045	4.300%	948,000	682,592
07/01/2050	4.950%	545,000	434,241
PacifiCorp
03/15/2051	3.300%	680,000	416,400
PECO Energy Co.
05/15/2052	4.600%	2,500,000	2,149,265
Pennsylvania Electric Co.(a)
03/30/2026	5.150%	883,000	873,466
03/15/2028	3.250%	1,990,000	1,814,743
Public Service Co. of Colorado
04/01/2053	5.250%	2,815,000	2,599,901
Public Service Electric and Gas Co.
08/01/2053	5.450%	812,000	806,854
Public Service Enterprise Group, Inc.
08/15/2025	0.800%	642,000	593,912
11/15/2027	5.850%	895,000	914,191
08/15/2030	1.600%	466,000	366,965
11/15/2031	2.450%	2,062,000	1,664,838
San Diego Gas & Electric Co.
08/15/2028	4.950%	1,148,000	1,144,530
South Carolina Electric & Gas Co.
05/15/2033	5.300%	676,000	669,633
Southern California Edison Co.
03/01/2028	5.300%	3,740,000	3,773,239
10/01/2028	5.650%	2,520,000	2,566,839
Southern Co. (The)
07/01/2036	4.250%	595,000	523,395
Southern Co. (The)(l)
01/15/2051	4.000%	1,166,000	1,092,639
09/15/2051	3.750%	1,122,000	980,866
Junior Subordinated
08/01/2027	5.113%	932,000	923,948

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southwestern Electric Power Co.
03/15/2026	1.650%	1,096,000	1,008,697
10/01/2026	2.750%	6,450,000	6,001,585
04/01/2033	5.300%	700,000	673,009
Tampa Electric Co.
05/15/2044	4.350%	434,000	341,640
Toledo Edison Co. (The)
05/15/2037	6.150%	951,000	972,638
Tucson Electric Power Co.
12/01/2048	4.850%	259,000	218,995
06/15/2050	4.000%	2,690,000	1,982,442
Virginia Electric & Power Co.
03/15/2027	3.500%	1,446,000	1,374,204
Virginia Electric and Power Co.
04/01/2053	5.450%	955,000	906,572
08/15/2053	5.700%	683,000	672,140
Vistra Corp.(a),(k),(l)
	7.000%	425,000	404,147
	8.000%	4,650,000	4,543,403
Vistra Operations Co. LLC(a)
07/15/2024	3.550%	2,505,000	2,452,506
05/13/2025	5.125%	5,190,000	5,110,340
02/15/2027	5.625%	2,200,000	2,145,690
07/31/2027	5.000%	2,000,000	1,905,150
05/01/2029	4.375%	4,060,000	3,671,920
Vistra Operations Co., LLC(a)
01/30/2027	3.700%	885,000	824,151
WEC Energy Group, Inc.
09/27/2025	5.000%	304,000	301,332
10/01/2027	5.150%	426,000	426,561
10/15/2027	1.375%	1,094,000	946,790
12/15/2028	2.200%	746,000	645,301
Wisconsin Electric Power Co.
06/15/2028	1.700%	680,000	591,691
Wisconsin Public Service Corp.
12/01/2042	3.671%	814,000	605,730
Xcel Energy, Inc.
08/15/2033	5.450%	1,855,000	1,837,754

Total			265,706,988

Environmental 0.1%
GFL Environmental, Inc.(a),(e)
01/15/2031	6.750%	710,000	716,212
Waste Connections, Inc.
04/01/2050	3.050%	885,000	588,568
Waste Management, Inc.
02/15/2029	4.875%	425,000	425,031
06/01/2029	2.000%	330,000	284,024
02/15/2030	4.625%	673,000	659,941
02/15/2033	4.625%	831,000	803,774

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023	33

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/2034	4.875%	2,137,000	2,096,766
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	1,650,000	1,556,690

Total			7,131,006

Finance Companies 0.8%
AerCap Ireland Capital DAC/Global Aviation Trust
02/15/2024	3.150%	3,225,000	3,205,051
10/01/2025	4.450%	1,889,000	1,835,816
10/29/2026	2.450%	445,000	405,372
10/29/2028	3.000%	5,655,000	4,987,780
01/30/2032	3.300%	2,100,000	1,741,752
Air Lease Corp.
03/01/2025	3.250%	2,500,000	2,413,207
07/01/2025	3.375%	2,750,000	2,639,643
01/15/2026	2.875%	2,075,000	1,952,292
08/15/2026	1.875%	2,285,000	2,067,061
12/01/2027	3.625%	465,000	430,270
Aircastle Ltd.(a)
01/26/2028	2.850%	3,335,000	2,902,820
07/18/2028	6.500%	1,725,000	1,720,813
Ares Capital Corp.
03/01/2025	4.250%	210,000	203,504
01/15/2027	7.000%	2,665,000	2,693,875
06/15/2028	2.875%	845,000	721,196
Aviation Capital Group LLC(a)
12/15/2024	5.500%	1,030,000	1,017,525
Avolon Holdings Funding Ltd.(a)
07/01/2024	3.950%	750,000	737,644
02/15/2025	2.875%	2,905,000	2,776,812
11/18/2027	2.528%	2,930,000	2,535,953
Bain Capital Specialty Finance, Inc.
10/13/2026	2.550%	3,250,000	2,859,622
Barings BDC, Inc.
11/23/2026	3.300%	1,230,000	1,101,582
Blackstone Private Credit Fund
12/15/2026	2.625%	5,265,000	4,635,553
Blackstone Private Credit Fund(a)
11/27/2028	7.300%	1,025,000	1,022,375
Blackstone Secured Lending Fund
09/30/2028	2.850%	2,850,000	2,385,057
Blue Owl Capital Corp. II(a)
11/15/2026	8.450%	1,805,000	1,839,469
Blue Owl Credit Income Corp.
09/16/2027	7.750%	953,000	952,387
Blue Owl Credit Income Corp.(a)
06/13/2028	7.950%	4,670,000	4,683,827
FirstCash, Inc.(a)
01/01/2030	5.625%	1,500,000	1,404,157

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freedom Mortgage Corp.(a)
10/01/2028	12.000%	450,000	474,952
FS KKR Capital Corp.
10/12/2028	3.125%	2,650,000	2,233,657
01/15/2029	7.875%	3,530,000	3,592,632
GATX Corp.
05/01/2034	6.900%	4,253,000	4,480,520
GGAM Finance Ltd.(a)
02/15/2027	8.000%	2,055,000	2,072,938
Golub Capital BDC, Inc.
08/24/2026	2.500%	4,625,000	4,112,082
Golub Capital BDC, Inc.(e)
12/05/2028	7.050%	1,870,000	1,847,635
Hercules Capital, Inc.
01/20/2027	3.375%	3,675,000	3,269,042
Main Street Capital Corp.
07/14/2026	3.000%	2,690,000	2,422,831
Morgan Stanley Direct Lending Fund
02/11/2027	4.500%	2,360,000	2,230,093
Nationstar Mortgage Holdings Inc.(a)
08/15/2028	5.500%	1,050,000	978,120
Nationstar Mortgage Holdings, Inc.(a)
12/15/2030	5.125%	800,000	691,259
Navient Corp.
03/15/2027	5.000%	1,555,000	1,451,432
Owl Rock Capital Corp.
07/22/2025	3.750%	1,075,000	1,018,609
01/15/2026	4.250%	1,370,000	1,294,484
Owl Rock Technology Finance Corp.(a)
12/15/2025	4.750%	4,810,000	4,496,922
Park Aerospace Holdings Ltd.(a)
02/15/2024	5.500%	379,000	377,954
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2031	3.875%	1,490,000	1,259,797
Sixth Street Specialty Lending, Inc.
08/14/2028	6.950%	819,000	823,723
SMBC Aviation Capital Finance DAC(a)
07/25/2033	5.700%	1,275,000	1,228,298
Springleaf Finance Corp.
03/15/2024	6.125%	1,300,000	1,299,741

Total			99,529,136

Food and Beverage 0.8%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	9,756,000	9,027,673
Anheuser-Busch InBev Worldwide, Inc.
01/23/2039	5.450%	840,000	842,539

34	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
B&G Foods, Inc.
04/01/2025	5.250%	772,000	758,884
09/15/2027	5.250%	1,075,000	936,109
Bacardi Ltd.(a)
05/15/2048	5.300%	1,060,000	946,204
Cargill Inc.(a)
11/10/2031	2.125%	1,346,000	1,081,194
Cargill, Inc.(a)
04/22/2025	3.500%	2,449,000	2,392,660
06/24/2026	4.500%	2,000,000	1,971,716
04/23/2030	2.125%	750,000	633,214
02/02/2031	1.700%	826,000	654,819
Coca-Cola Europacific Partners PLC(a)
05/03/2024	0.800%	6,295,000	6,148,565
Constellation Brands, Inc.
12/01/2025	4.750%	578,000	571,419
J M Smucker Co. (The)
11/15/2043	6.500%	1,455,000	1,518,560
11/15/2053	6.500%	120,000	127,477
JBS SA/Food Co./Finance, Inc.
02/01/2028	5.125%	2,025,000	1,965,737
02/02/2029	3.000%	1,955,000	1,665,461
12/01/2031	3.750%	3,055,000	2,528,184
05/15/2032	3.000%	3,255,000	2,526,540
12/01/2052	6.500%	2,535,000	2,361,784
JBS USA LUX SA/Food Co./Luxembourg SARL(a)
03/15/2034	6.750%	6,765,000	6,820,012
11/15/2053	7.250%	7,635,000	7,724,210
Kraft Heinz Foods Co.
01/26/2039	6.875%	796,000	871,390
10/01/2039	4.625%	950,000	831,843
02/09/2040	6.500%	1,215,000	1,287,348
06/01/2046	4.375%	1,445,000	1,178,565
Kraft Heinz Foods Co. (The)
07/15/2045	5.200%	1,205,000	1,102,224
Mars, Inc.(a)
04/01/2039	3.875%	1,040,000	858,684
07/16/2040	2.375%	964,000	631,545
Minerva Luxembourg SA(a)
09/13/2033	8.875%	3,800,000	3,844,461
Molson Coors Brewing Co.
07/15/2046	4.200%	415,000	329,182
Nestle Holdings, Inc.(a)
10/01/2027	4.125%	1,167,000	1,142,846
09/15/2030	1.250%	1,147,000	913,832
09/24/2038	3.900%	950,000	827,973
PepsiCo, Inc.
11/10/2026	5.125%	1,353,000	1,365,986

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pilgrim’s Pride Corp.
04/15/2031	4.250%	2,000,000	1,732,065
03/01/2032	3.500%	6,479,000	5,246,044
07/01/2033	6.250%	625,000	616,082
Post Holdings, Inc.(a)
03/01/2027	5.750%	2,676,000	2,630,360
12/15/2029	5.500%	2,210,000	2,078,521
04/15/2030	4.625%	2,684,000	2,397,643
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	1,610,000	1,432,369
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	1,800,000	1,494,000
Smithfield Foods, Inc.(a)
02/01/2027	4.250%	2,500,000	2,350,006
10/15/2030	3.000%	2,020,000	1,597,124
Sysco Corp.
01/17/2034	6.000%	2,475,000	2,577,857
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	2,615,000	2,239,219

Total			94,780,130

Foreign Agencies 0.0%
PT Bank Mandiri Persero Tbk(a)
04/11/2024	3.750%	850,000	842,780

Gaming 0.4%
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	3,100,000	2,723,518
02/15/2030	7.000%	950,000	951,197
CCM Merger, Inc.(a)
05/01/2026	6.375%	1,225,000	1,177,345
Colt Merger Sub, Inc.(a)
07/01/2025	6.250%	175,000	174,065
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%	870,000	851,781
01/15/2029	5.300%	765,000	731,202
01/15/2030	4.000%	4,500,000	3,949,571
01/15/2031	4.000%	510,000	436,015
01/15/2032	3.250%	3,018,000	2,425,865
12/01/2033	6.750%	785,000	792,512
Golden Entertainment, Inc.(a)
04/15/2026	7.625%	1,720,000	1,729,217
International Game Technology PLC(a)
02/15/2025	6.500%	975,000	974,027
01/15/2027	6.250%	400,000	399,331
Jacobs Entertainment, Inc.(a)
02/15/2029	6.750%	1,675,000	1,499,561

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023	35

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MGM Resorts International
05/01/2025	6.750%	1,150,000	1,154,101
09/01/2026	4.625%	188,000	180,622
04/15/2027	5.500%	1,500,000	1,453,626
10/15/2028	4.750%	1,575,000	1,457,232
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	2,110,000	1,756,784
Premier Entertainment Sub LLC/Finance Corp.(a)
09/01/2031	5.875%	2,575,000	1,831,088
Sands China Ltd.
08/08/2028	5.400%	1,000,000	957,264
VICI Properties LP
02/15/2030	4.950%	515,000	478,865
05/15/2032	5.125%	4,096,000	3,769,831
05/15/2052	5.625%	1,110,000	956,305
VICI Properties LP/Note Co., Inc.(a)
06/15/2025	4.625%	220,000	214,126
09/01/2026	4.500%	2,740,000	2,608,157
02/01/2027	5.750%	545,000	536,005
02/15/2027	3.750%	2,000,000	1,851,725
01/15/2028	4.500%	146,000	135,464
02/15/2029	3.875%	1,370,000	1,216,743
08/15/2030	4.125%	249,000	217,369
Wynn Macau Ltd.(a)
01/15/2026	5.500%	1,625,000	1,544,607
Wynn Resorts Finance LLC/Capital Corp.(a)
10/01/2029	5.125%	1,000,000	903,990

Total			42,039,111

Health Care 1.3%
Abbott Laboratories
11/30/2046	4.900%	205,000	197,601
AdaptHealth LLC(a)
08/01/2028	6.125%	1,620,000	1,388,846
08/01/2029	4.625%	925,000	730,856
Barnabas Health, Inc.
07/01/2028	4.000%	3,200,000	3,015,110
Becton Dickinson and Co.
12/15/2024	3.734%	44,000	43,140
02/13/2028	4.693%	1,459,000	1,437,921
08/22/2032	4.298%	2,913,000	2,706,129
05/15/2044	4.875%	1,555,000	1,313,325
Catalent Pharma Solutions, Inc.(a)
07/15/2027	5.000%	700,000	661,282
02/15/2029	3.125%	1,000,000	837,514
Cigna Corp.
03/01/2027	3.400%	2,190,000	2,079,724
08/15/2038	4.800%	429,000	395,926
07/15/2046	4.800%	2,070,000	1,826,044
03/15/2051	3.400%	1,215,000	833,558

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CommonSpirit Health
10/01/2025	1.547%	3,000,000	2,781,315
11/01/2042	4.350%	120,000	97,705
CVS Health Corp.
07/20/2025	3.875%	1,002,000	977,283
02/21/2030	5.125%	3,805,000	3,750,808
09/15/2031	2.125%	903,000	716,321
02/21/2033	5.250%	328,000	322,672
06/01/2033	5.300%	531,000	522,956
07/20/2035	4.875%	720,000	671,780
03/25/2038	4.780%	8,665,000	7,788,641
04/01/2040	4.125%	1,899,000	1,537,542
08/21/2040	2.700%	996,000	665,696
07/20/2045	5.125%	176,000	156,384
03/25/2048	5.050%	4,367,000	3,831,828
06/01/2053	5.875%	4,125,000	4,044,971
06/01/2063	6.000%	777,000	761,409
DaVita, Inc.(a)
06/01/2030	4.625%	2,495,000	2,109,114
02/15/2031	3.750%	1,335,000	1,044,844
Dentsply Sirona, Inc.
06/01/2030	3.250%	1,347,000	1,154,904
Duke University Health System, Inc.
06/01/2047	3.920%	875,000	691,706
Embecta Corp.(a)
02/15/2030	5.000%	1,500,000	1,260,328
Fresenius Medical Care US Finance III, Inc.(a)
12/01/2026	1.875%	3,564,000	3,129,764
GE HealthCare Technologies, Inc.
11/15/2024	5.550%	5,095,000	5,081,804
HCA, Inc.
02/01/2025	5.375%	2,900,000	2,882,903
04/15/2025	5.250%	1,659,000	1,646,073
06/15/2025	7.690%	750,000	769,651
06/15/2026	5.250%	3,135,000	3,107,782
02/15/2027	4.500%	679,000	658,340
03/15/2027	3.125%	687,000	636,959
12/01/2027	7.050%	10,000	10,400
06/15/2029	4.125%	3,850,000	3,569,824
09/01/2030	3.500%	3,874,000	3,407,688
07/15/2031	2.375%	1,580,000	1,257,517
03/15/2032	3.625%	1,605,000	1,383,489
06/15/2047	5.500%	2,515,000	2,261,028
06/15/2049	5.250%	2,165,000	1,880,410
07/15/2051	3.500%	1,697,000	1,107,993
IQVIA, Inc.(a)
05/15/2028	5.700%	7,875,000	7,847,872
02/01/2029	6.250%	2,605,000	2,645,838
Laboratory Corp. of America Holdings
09/01/2024	3.250%	2,561,000	2,510,643
Legacy LifePoint Health LLC(a)
02/15/2027	4.375%	1,575,000	1,379,046

36	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mayo Clinic
11/15/2052	4.128%	750,000	624,729
McKesson Corp.
02/15/2026	5.250%	1,088,000	1,085,686
08/15/2026	1.300%	1,820,000	1,645,559
07/15/2033	5.100%	11,330,000	11,159,395
Medtronic Global Holdings SCA
03/30/2033	4.500%	1,465,000	1,410,305
Memorial Sloan-Kettering Cancer Center
07/01/2052	4.125%	1,130,000	905,615
ModivCare Escrow Issuer, Inc.(a)
10/01/2029	5.000%	2,800,000	2,142,454
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	4,580,000	4,066,150
10/01/2029	5.250%	1,925,000	1,747,054
New York and Presbyterian Hospital (The)
08/01/2119	3.954%	305,000	207,301
NYU Langone Hospitals
07/01/2043	5.750%	705,000	700,569
Quest Diagnostics, Inc.
06/30/2030	2.950%	380,000	326,787
06/30/2031	2.800%	425,000	356,878
11/30/2033	6.400%	912,000	966,388
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.(a)
12/01/2026	9.750%	2,875,000	2,791,113
Tenet Healthcare Corp.
11/01/2027	5.125%	1,450,000	1,392,717
10/01/2028	6.125%	2,725,000	2,640,702
06/01/2029	4.250%	425,000	380,778
01/15/2030	4.375%	4,100,000	3,664,372
Texas Health Resources
11/15/2055	4.330%	700,000	583,380
Thermo Fisher Scientific, Inc.(e)
01/31/2029	5.000%	5,261,000	5,268,948
Thermo Fisher Scientific, Inc.
08/10/2030	4.977%	1,705,000	1,703,933
08/10/2033	5.086%	1,283,000	1,280,743
08/10/2043	5.404%	684,000	683,841
Universal Health Services, Inc.
09/01/2026	1.650%	2,485,000	2,230,941
10/15/2030	2.650%	2,485,000	2,019,993
Zimmer Biomet Holdings, Inc.(e)
12/01/2028	5.350%	1,053,000	1,055,404

Total			152,571,942

Healthcare Insurance 0.4%
Aetna, Inc.
06/15/2036	6.625%	624,000	671,406

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Centene Corp.
12/15/2027	4.250%	4,010,000	3,783,519
07/15/2028	2.450%	3,832,000	3,320,608
12/15/2029	4.625%	850,000	789,521
10/15/2030	3.000%	7,539,000	6,273,073
08/01/2031	2.625%	625,000	496,395
Elevance Health, Inc.
02/08/2026	4.900%	596,000	589,974
Health Care Service Corp., a Mutual Legal Reserve Co.(a)
06/01/2025	1.500%	577,000	542,864
Humana, Inc.
12/01/2028	5.750%	3,025,000	3,086,231
03/15/2034	5.950%	1,522,000	1,566,842
UnitedHealth Group, Inc.
05/15/2032	4.200%	1,374,000	1,294,908
08/15/2039	3.500%	617,000	495,389
05/15/2040	2.750%	366,000	261,819
05/15/2041	3.050%	190,000	140,388
07/15/2045	4.750%	443,000	404,675
10/15/2047	3.750%	473,000	366,582
05/15/2051	3.250%	3,750,000	2,627,041
02/15/2053	5.875%	1,429,000	1,519,346
04/15/2053	5.050%	10,458,000	9,915,358
04/15/2063	5.200%	3,953,000	3,778,618
Wellpoint, Inc.
08/15/2024	3.500%	1,928,000	1,896,529

Total			43,821,086

Healthcare REIT 0.2%
Diversified Healthcare Trust
06/15/2025	9.750%	1,062,000	1,053,781
03/01/2031	4.375%	1,500,000	1,069,083
Healthcare Realty Holdings LP
01/15/2028	3.625%	435,000	393,391
03/15/2030	2.400%	1,514,000	1,193,848
03/15/2031	2.050%	400,000	296,681
Healthcare Trust of America Holdings LP
02/15/2030	3.100%	1,246,000	1,058,561
03/15/2031	2.000%	2,960,000	2,289,620
Healthpeak OP LLC
12/15/2032	5.250%	3,716,000	3,594,010
MPT Operating Partnership LP/Finance Corp.
03/15/2031	3.500%	1,850,000	1,141,810
Omega Healthcare Investors, Inc.
01/15/2025	4.500%	975,000	953,370
Physicians Realty LP
03/15/2027	4.300%	380,000	363,675
01/15/2028	3.950%	77,000	71,610
11/01/2031	2.625%	1,750,000	1,383,048
Sabra Health Care LP
12/01/2031	3.200%	574,000	449,091

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023	37

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Senior Housing Properties Trust
05/01/2024	4.750%	1,100,000	1,045,685
02/15/2028	4.750%	25,000	18,263
Welltower, Inc.
06/01/2031	2.800%	8,255,000	6,877,177

Total			23,252,704

Home Construction 0.2%
Ashton Woods USA LLC/Finance Co.(a)
01/15/2028	6.625%	1,700,000	1,604,419
Brookfield Residential Properties, Inc./US Corp.(a)
09/15/2027	6.250%	1,560,000	1,472,450
02/15/2030	4.875%	2,575,000	2,174,351
Century Communities, Inc.
06/01/2027	6.750%	2,375,000	2,375,529
Empire Communities Corp.(a)
12/15/2025	7.000%	4,225,000	4,055,728
KB Home
06/15/2031	4.000%	1,075,000	912,591
M/I Homes, Inc.
02/01/2028	4.950%	650,000	617,452
Mattamy Group Corp.(a)
03/01/2030	4.625%	4,500,000	3,970,945
MDC Holdings, Inc.
08/06/2061	3.966%	3,540,000	2,093,952
Meritage Homes Corp.
06/06/2027	5.125%	2,000,000	1,933,091
PulteGroup, Inc.
03/01/2026	5.500%	737,000	738,007
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	2,000,000	1,946,275
08/01/2030	5.125%	614,000	565,667

Total			24,460,457

Independent Energy 0.6%
Aker BP ASA(a)
01/15/2030	3.750%	300,000	266,614
01/15/2031	4.000%	6,640,000	5,882,177
06/13/2033	6.000%	1,250,000	1,251,226
Antero Resources Corp.(a)
02/01/2029	7.625%	600,000	615,154
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(a)
11/01/2026	7.000%	600,000	592,383
11/01/2027	9.000%	150,000	189,903
12/31/2028	8.250%	2,500,000	2,511,095
Canadian Natural Resources Ltd.
06/30/2033	6.450%	730,000	751,482
02/15/2037	6.500%	1,368,000	1,390,141

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chesapeake Energy Corp.(a)
02/01/2026	5.500%	2,000,000	1,968,204
CNX Resources Corp.(a)
03/14/2027	7.250%	1,475,000	1,468,126
ConocoPhillips Co.
03/15/2042	3.758%	1,928,000	1,529,923
05/15/2053	5.300%	682,000	660,308
03/15/2054	5.550%	1,356,000	1,350,092
09/15/2063	5.700%	1,370,000	1,384,511
Continental Resources, Inc.
06/01/2024	3.800%	1,683,000	1,663,347
Crescent Energy Finance LLC(a)
05/01/2026	7.250%	892,000	886,167
02/15/2028	9.250%	1,335,000	1,379,169
Devon Energy Corp.
09/15/2024	5.250%	78,000	77,554
07/15/2041	5.600%	1,875,000	1,723,481
Diamondback Energy, Inc.
12/01/2026	3.250%	1,905,000	1,808,776
03/24/2031	3.125%	3,565,000	3,073,116
03/15/2033	6.250%	265,000	274,428
03/15/2052	4.250%	2,142,000	1,617,981
Energean Israel Finance Ltd.(a)
03/30/2026	4.875%	1,321,000	1,209,819
03/30/2028	5.375%	2,518,000	2,192,178
Hess Corp.
04/01/2027	4.300%	1,902,000	1,853,557
Hilcorp Energy I LP/Finance Co.(a)
04/15/2030	6.000%	825,000	769,741
02/01/2031	6.000%	1,560,000	1,447,318
04/15/2032	6.250%	2,350,000	2,171,882
11/01/2033	8.375%	450,000	463,582
Lundin Energy Finance BV(a)
07/15/2026	2.000%	5,128,000	4,675,406
07/15/2031	3.100%	1,575,000	1,300,488
Occidental Petroleum Corp.
07/15/2027	8.500%	213,000	229,881
01/01/2031	6.125%	600,000	606,656
05/01/2031	7.500%	556,000	604,144
03/15/2046	6.600%	633,000	648,528
Ovintiv, Inc.
05/15/2028	5.650%	5,513,000	5,499,321
07/15/2033	6.250%	543,000	542,120
07/15/2053	7.100%	1,204,000	1,248,564
Pioneer Natural Resources Co.
03/29/2026	5.100%	3,350,000	3,340,749
Santos Finance Ltd.(a)
09/19/2033	6.875%	8,790,000	8,870,767

38	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southwestern Energy Co.
02/01/2032	4.750%	1,550,000	1,384,801

Total			73,374,860

Integrated Energy 0.1%
BP Capital Markets America, Inc.
09/11/2033	4.893%	605,000	590,745
06/04/2051	2.939%	1,396,000	903,300
BP Capital Markets PLC(k),(l)
	4.375%	5,000,000	4,829,984
	4.875%	825,000	744,253
Cenovus Energy, Inc.
06/15/2047	5.400%	423,000	377,914
02/15/2052	3.750%	3,750,000	2,600,969
Chevron Corp.
05/11/2050	3.078%	1,540,000	1,086,098
Exxon Mobil Corp.
04/15/2051	3.452%	2,735,000	2,025,291
Reliance Industries Ltd.(a)
01/12/2052	3.625%	1,300,000	870,238

Total			14,028,792

Leisure 0.1%
Carnival Corp.(a)
03/01/2027	5.750%	1,450,000	1,376,812
05/01/2029	6.000%	325,000	299,029
NCL Corp., Ltd.(a)
03/15/2026	5.875%	700,000	662,719
NCL Finance Ltd.(a)
03/15/2028	6.125%	975,000	886,149
Royal Caribbean Cruises Ltd.(a)
08/31/2026	5.500%	275,000	267,702
01/15/2029	9.250%	750,000	797,713
01/15/2030	7.250%	300,000	305,538
Viking Cruises Ltd.(a)
09/15/2027	5.875%	1,575,000	1,485,328

Total			6,080,990

Life Insurance 0.9%
AIG Global Funding(a)
09/22/2025	0.900%	3,545,000	3,261,996
Athene Global Funding(a)
06/29/2026	1.608%	2,930,000	2,601,763
03/08/2027	3.205%	1,430,000	1,292,173
03/24/2028	2.500%	1,620,000	1,399,589
08/19/2028	1.985%	4,380,000	3,663,132
01/07/2029	2.717%	320,000	270,847
Brighthouse Financial Global Funding(a)
01/13/2025	1.750%	3,210,000	3,053,655

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brighthouse Financial, Inc.(a)
12/15/2023	1.200%	4,580,000	4,567,230
CNO Global Funding(a)
01/06/2029	2.650%	5,235,000	4,405,022
Corebridge Financial, Inc.
04/05/2029	3.850%	1,480,000	1,356,026
04/05/2032	3.900%	2,961,000	2,596,670
Corebridge Financial, Inc.(a)
09/15/2033	6.050%	991,000	1,002,827
Corebridge Financial, Inc.(l)
12/15/2052	6.875%	2,014,000	1,935,646
Equitable Financial Life Global Funding(a)
12/02/2025	5.500%	4,165,000	4,130,736
F&G Global Funding(a)
07/07/2025	5.150%	4,475,000	4,372,479
09/20/2028	2.000%	2,160,000	1,789,303
GA Global Funding Trust(a)
12/08/2023	1.250%	2,260,000	2,257,061
01/06/2027	2.250%	5,780,000	5,163,962
Great-West Lifeco US Finance 2020 LP(a)
08/12/2025	0.904%	4,190,000	3,852,623
Hill City Funding Trust(a)
08/15/2041	4.046%	2,750,000	1,879,946
Jackson National Life Global Funding(a)
01/12/2025	1.750%	4,800,000	4,557,728
04/12/2028	5.250%	1,200,000	1,139,014
Lincoln National Corp.
01/15/2031	3.400%	6,000,000	5,008,533
06/15/2040	7.000%	930,000	966,558
MetLife, Inc.
07/15/2033	5.375%	1,745,000	1,738,810
Metropolitan Life Global Funding I(a)
08/25/2029	4.300%	4,965,000	4,698,529
New York Life Global Funding(a)
09/18/2026	5.450%	2,900,000	2,921,623
08/01/2031	1.850%	3,755,000	2,928,359
New York Life Insurance Co.(a)
Subordinated
05/15/2050	3.750%	2,545,000	1,861,279
Northwestern Mutual Global Funding(a)
06/01/2028	1.700%	1,265,000	1,086,498
06/12/2028	4.900%	5,740,000	5,652,931
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
03/30/2051	3.450%	372,000	251,302
Pine Street Trust II(a)
02/15/2049	5.568%	1,890,000	1,600,204

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023	39

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Protective Life Global Funding(a)
01/13/2025	1.646%	2,970,000	2,842,240
Reliance Standard Life Global Funding II(a)
05/07/2025	2.750%	4,340,000	4,129,007
RGA Global Funding(a)
11/21/2028	6.000%	727,000	733,622
01/18/2029	2.700%	3,655,000	3,158,678
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	2,791,000	2,478,803
05/15/2047	4.270%	4,785,000	3,874,435
05/15/2050	3.300%	3,980,000	2,645,159

Total			109,125,998

Lodging 0.0%
Hyatt Hotels Corp.
01/30/2027	5.750%	2,780,000	2,814,775
Marriott International, Inc.
10/15/2032	3.500%	3,400,000	2,889,491

Total			5,704,266

Media and Entertainment 0.4%
AMC Networks, Inc.
04/01/2024	5.000%	1,300,000	1,299,010
Diamond Sports Group LLC/Finance Co.(a),(m)
08/15/2026	0.000%	7,810,000	191,639
Discovery Communications LLC
05/15/2049	5.300%	1,063,000	868,726
09/15/2055	4.000%	1,298,000	856,961
Fox Corp.
10/13/2033	6.500%	7,975,000	8,299,907
Gray Television, Inc.(a)
07/15/2026	5.875%	900,000	849,800
05/15/2027	7.000%	1,460,000	1,326,958
Interpublic Group of Companies, Inc. (The)
04/15/2024	4.200%	333,000	329,778
Meta Platforms, Inc.
08/15/2027	3.500%	773,000	740,440
08/15/2052	4.450%	2,563,000	2,182,454
08/15/2062	4.650%	266,000	228,900
05/15/2063	5.750%	2,469,000	2,512,783
Prosus NV(a)
01/19/2052	4.987%	2,505,000	1,769,869
Take-Two Interactive Software, Inc.
03/28/2028	4.950%	2,830,000	2,798,340
Univision Communications, Inc.(a)
05/01/2029	4.500%	1,690,000	1,482,366

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Viacom, Inc.
04/30/2036	6.875%	197,000	188,192
03/15/2043	4.375%	647,000	440,490
09/01/2043	5.850%	1,085,000	885,489
ViacomCBS, Inc.
01/15/2031	4.950%	880,000	797,323
05/19/2032	4.200%	449,000	379,819
05/19/2050	4.950%	893,000	657,062
Warnermedia Holdings, Inc.
03/15/2027	3.755%	2,401,000	2,265,352
03/15/2032	4.279%	30,000	26,477
03/15/2042	5.050%	8,094,000	6,685,775
03/15/2052	5.141%	15,152,000	12,109,365
03/15/2062	5.391%	713,000	567,756

Total			50,741,031

Metals and Mining 0.4%
Anglo American Capital PLC(a)
03/17/2028	2.250%	530,000	460,899
05/02/2033	5.500%	1,299,000	1,260,020
03/16/2052	4.750%	434,000	347,863
AngloGold Ashanti Holdings PLC
10/01/2030	3.750%	1,400,000	1,179,444
BHP Billiton Finance USA Ltd.
09/08/2030	5.250%	1,162,000	1,173,578
02/28/2033	4.900%	1,135,000	1,117,724
09/08/2033	5.250%	1,279,000	1,281,274
09/08/2053	5.500%	349,000	354,556
Cleveland-Cliffs, Inc.(a)
04/15/2030	6.750%	1,470,000	1,430,818
CSN Resources SA(a),(e)
12/05/2030	8.875%	3,275,000	3,282,107
First Quantum Minerals Ltd.(a)
04/01/2025	7.500%	1,275,000	1,179,961
Freeport-McMoRan, Inc.
11/14/2034	5.400%	5,000,000	4,734,920
Glencore Funding LLC(a)
10/06/2033	6.500%	4,100,000	4,289,796
Hecla Mining Co.
02/15/2028	7.250%	675,000	668,804
Kinross Gold Corp.
07/15/2027	4.500%	1,239,000	1,196,685
Newmont Corp.
10/01/2030	2.250%	10,077,000	8,353,708
Northern Star Resources Ltd.(a)
04/11/2033	6.125%	2,105,000	2,021,160
Novelis Corp.(a)
01/30/2030	4.750%	1,390,000	1,262,978

40	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nucor Corp.
05/23/2027	4.300%	690,000	672,529
05/01/2028	3.950%	1,500,000	1,435,379
Rio Tinto Finance USA PLC
03/09/2033	5.000%	253,000	251,884
03/09/2053	5.125%	1,270,000	1,219,415
Southern Copper Corp.
04/23/2025	3.875%	600,000	585,122
Steel Dynamics, Inc.
06/15/2025	2.400%	491,000	466,843
10/15/2027	1.650%	747,000	651,149
01/15/2031	3.250%	1,510,000	1,312,247

Total			42,190,863

Midstream 1.1%
AmeriGas Partners LP/Finance Corp.
08/20/2026	5.875%	2,300,000	2,240,317
Antero Midstream Partners LP/Finance Corp.(a)
01/15/2028	5.750%	1,300,000	1,259,109
Cheniere Energy Partners LP(a)
06/30/2033	5.950%	1,038,000	1,030,662
Colonial Enterprises, Inc.(a)
05/15/2030	3.250%	3,505,000	3,088,665
Colorado Interstate Gas Co. LLC/Issuing Corp.(a)
08/15/2026	4.150%	2,290,000	2,192,320
Columbia Pipelines Holding Co. LLC(a)
08/15/2028	6.042%	575,000	581,657
Columbia Pipelines Operating Co. LLC(a)
11/15/2033	6.036%	2,815,000	2,843,359
Crestwood Midstream Partners LP/Finance Corp.(a)
05/01/2027	5.625%	1,375,000	1,351,554
DT Midstream, Inc.(a)
06/15/2031	4.375%	1,600,000	1,405,886
EIG Pearl Holdings Sarl(a)
08/31/2036	3.545%	1,400,000	1,167,778
08/31/2036	3.545%	900,000	750,715
Enbridge, Inc.
03/08/2033	5.700%	3,759,000	3,760,159
Enbridge, Inc.(l)
07/15/2080	5.750%	1,213,000	1,055,651
01/15/2084	8.500%	3,925,000	3,935,301
Energy Transfer LP
12/01/2033	6.550%	2,154,000	2,255,647
Energy Transfer Operating LP
01/15/2024	5.875%	2,481,000	2,479,719
05/15/2050	5.000%	3,140,000	2,642,641

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Energy Transfer Partners LP
03/15/2035	4.900%	134,000	121,783
06/15/2038	5.800%	646,000	617,440
10/01/2043	5.950%	280,000	258,852
03/15/2045	5.150%	1,625,000	1,409,084
06/15/2048	6.000%	173,000	165,290
EnLink Midstream LLC(a)
09/01/2030	6.500%	1,325,000	1,332,660
Enterprise Products Operating LLC
02/15/2024	3.900%	500,000	498,005
05/15/2046	4.900%	1,400,000	1,270,444
Enterprise Products Operating LLC(b)
3-month Term SOFR + 3.248%
08/16/2077	8.638%	324,000	321,855
Ferrellgas LP/Finance Corp.(a)
04/01/2029	5.875%	325,000	299,173
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2034	2.160%	726,271	614,928
09/30/2040	2.940%	419,904	330,634
Greensaif Pipelines Bidco Sarl(a)
02/23/2038	6.129%	975,000	974,732
02/23/2042	6.510%	975,000	977,625
Kinder Morgan Energy Partners LP
09/01/2024	4.250%	482,000	476,205
03/15/2032	7.750%	635,000	696,298
09/01/2039	6.500%	1,000,000	998,990
08/15/2042	5.000%	637,000	538,192
03/01/2043	5.000%	531,000	446,040
Kinder Morgan, Inc.
02/01/2033	4.800%	691,000	643,020
02/15/2046	5.050%	332,000	278,590
Magellan Midstream Partners LP
09/15/2046	4.250%	320,000	237,346
MPLX LP
12/01/2024	4.875%	325,000	321,750
06/01/2025	4.875%	200,000	197,892
03/01/2026	1.750%	335,000	308,864
03/15/2028	4.000%	2,434,000	2,299,101
03/01/2047	5.200%	1,500,000	1,303,920
NGPL PipeCo LLC(a)
08/15/2027	4.875%	412,000	396,530
Northern Natural Gas Co.(a)
10/16/2051	3.400%	496,000	320,663
ONEOK Partners LP
09/15/2043	6.200%	721,000	706,245
ONEOK, Inc.
01/15/2026	5.850%	504,000	507,782
09/01/2033	6.050%	4,230,000	4,305,463
03/15/2050	4.500%	6,830,000	5,346,773

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023	41

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Plains All American Pipeline LP/Finance Corp.
10/15/2025	4.650%	1,807,000	1,771,267
06/01/2042	5.150%	2,185,000	1,844,640
Rockies Express Pipeline LLC(a)
07/15/2029	4.950%	2,435,000	2,246,428
05/15/2030	4.800%	1,500,000	1,342,478
Sabine Pass Liquefaction LLC
03/15/2027	5.000%	2,472,000	2,450,149
03/15/2028	4.200%	177,000	169,155
Southern Natural Gas Co. LLC
02/15/2031	7.350%	2,910,000	3,034,072
Sunoco Logistics Partners Operations LP
04/01/2044	5.300%	1,239,000	1,082,018
05/15/2045	5.350%	25,000	21,823
10/01/2047	5.400%	3,041,000	2,678,092
Tallgrass Energy Partners LP/Finance Corp.(a)
10/01/2025	7.500%	1,875,000	1,889,885
01/15/2028	5.500%	142,000	131,493
Targa Resources Corp.
03/01/2029	6.150%	4,490,000	4,589,152
03/30/2034	6.500%	2,142,000	2,238,895
04/15/2052	4.950%	472,000	386,514
07/01/2052	6.250%	753,000	734,888
02/15/2053	6.500%	2,450,000	2,488,044
Targa Resources Partners LP/Finance Corp.
02/01/2031	4.875%	1,189,000	1,106,937
TMS Issuer Sarl(a)
08/23/2032	5.780%	1,030,000	1,044,635
TransCanada PipeLines Ltd.
03/01/2034	4.625%	3,280,000	2,971,299
03/15/2036	5.850%	185,000	183,133
Transcontinental Gas Pipe Line Co. LLC
05/15/2030	3.250%	242,000	213,691
03/15/2048	4.600%	4,875,000	4,056,722
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	1,500,000	1,308,453
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	750,000	658,712
08/15/2031	4.125%	3,250,000	2,804,009
Venture Global LNG, Inc.(a)
02/01/2029	9.500%	1,434,000	1,481,016
06/01/2031	8.375%	1,335,000	1,316,665
Western Gas Partners LP
03/01/2048	5.300%	2,930,000	2,416,040
Williams Companies, Inc. (The)
01/15/2025	3.900%	1,050,000	1,028,509
09/15/2025	4.000%	2,327,000	2,266,126
03/15/2032	8.750%	3,486,000	4,080,268

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Williams Companies., Inc. (The)
03/02/2026	5.400%	3,250,000	3,248,806
Williams Partners LP
03/04/2024	4.300%	2,787,000	2,774,870
03/04/2044	5.400%	263,000	238,985

Total			125,861,178

Natural Gas 0.2%
Boston Gas Co.(a)
08/01/2027	3.150%	1,472,000	1,350,214
KeySpan Corp.
11/15/2030	8.000%	670,000	750,470
KeySpan Gas East Corp.(a)
03/06/2033	5.994%	4,625,000	4,545,006
NiSource, Inc.
02/15/2031	1.700%	605,000	470,374
06/30/2033	5.400%	930,000	921,939
ONE Gas, Inc.
03/11/2024	1.100%	696,000	686,586
Piedmont Natural Gas Co., Inc.
06/15/2033	5.400%	455,000	449,343
Sempra Energy(l)
04/01/2052	4.125%	2,745,000	2,242,138
South Jersey Industries, Inc.
Junior Subordinated
04/15/2031	5.020%	1,422,000	1,100,037
Southern Co. Gas Capital Corp.
09/15/2032	5.150%	5,715,000	5,571,852
03/15/2041	5.875%	1,940,000	1,860,802
05/30/2047	4.400%	443,000	348,426
Southwest Gas Corp.
08/15/2051	3.180%	2,930,000	1,751,296
Washington Gas Light Co.
09/15/2049	3.650%	587,000	402,900

Total			22,451,383

Office REIT 0.1%
Alexandria Real Estate Equities, Inc.
03/15/2052	3.550%	174,000	117,150
04/15/2053	5.150%	169,000	150,974
Highwoods Realty LP
02/01/2034	7.650%	1,835,000	1,847,541
Hudson Pacific Properties LP
11/01/2027	3.950%	3,870,000	3,043,607
02/15/2028	5.950%	3,520,000	2,980,181
04/01/2029	4.650%	670,000	504,336
01/15/2030	3.250%	1,510,000	1,005,075
Kilroy Realty LP
11/15/2033	2.650%	1,875,000	1,301,853

42	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Piedmont Operating Partnership LP
08/15/2030	3.150%	1,675,000	1,212,356
04/01/2032	2.750%	2,339,000	1,551,792

Total			13,714,865

Oil Field Services 0.0%
Schlumberger Holdings Corp.(a)
05/17/2028	3.900%	2,053,000	1,949,978
Schlumberger Investment SA
06/26/2030	2.650%	817,000	711,960

Total			2,661,938

Other Financial Institutions 0.2%
Five Point Operating Co. LP/Capital Corp.(a)
11/15/2025	7.875%	2,350,000	2,251,420
Greystone Commercial Capital Trust(a),(b),(h),(j)
1-month USD LIBOR + 2.270%
05/31/2025	7.720%	9,200,000	8,694,000
Howard Hughes Corp. (The)(a)
08/01/2028	5.375%	500,000	468,670
02/01/2031	4.375%	750,000	622,912
Icahn Enterprises LP/Finance Corp.
05/15/2026	6.250%	900,000	849,211
05/15/2027	5.250%	1,242,000	1,124,482
LeasePlan Corp NV(a)
10/24/2024	2.875%	3,440,000	3,338,415
ORIX Corp.
12/04/2024	3.250%	1,560,000	1,520,744

Total			18,869,854

Other Industry 0.1%
Adtalem Global Education, Inc.(a)
03/01/2028	5.500%	315,000	297,130
AECOM
03/15/2027	5.125%	710,000	690,813
Gohl Capital Ltd.(a)
01/24/2027	4.250%	1,050,000	990,119
Massachusetts Institute of Technology
07/01/2114	4.678%	1,768,000	1,529,689
07/01/2116	3.885%	1,850,000	1,328,353
Northwestern University
12/01/2057	3.662%	1,350,000	992,294
PowerTeam Services LLC(a)
12/04/2025	9.033%	594,000	543,856
President and Fellows of Harvard College
07/15/2046	3.150%	3,031,000	2,178,217
07/15/2056	3.300%	2,230,000	1,571,839

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Trustees of the University of Pennsylvania (The)
09/01/2112	4.674%	1,620,000	1,381,292
University of Southern California
10/01/2039	3.028%	4,525,000	3,496,105

Total			14,999,707

Other REIT 0.2%
American Assets Trust LP
02/01/2031	3.375%	3,115,000	2,385,368
CubeSmart LP
12/15/2028	2.250%	959,000	820,723
Extra Space Storage LP
12/15/2027	3.875%	160,000	149,853
04/01/2029	3.900%	563,000	516,945
06/15/2029	4.000%	570,000	524,413
10/15/2030	2.200%	2,263,000	1,802,606
10/15/2031	2.400%	670,000	527,709
03/15/2032	2.350%	3,369,000	2,612,470
Host Hotels & Resorts LP
06/15/2025	4.000%	1,050,000	1,016,003
02/01/2026	4.500%	520,000	504,148
Ladder Capital Finance Holdings LLLP/Corp.(a)
06/15/2029	4.750%	1,745,000	1,518,522
Lexington Realty Trust
10/01/2031	2.375%	3,805,000	2,907,925
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
06/01/2025	7.500%	2,150,000	2,163,006
Rexford Industrial Realty LP
09/01/2031	2.150%	3,832,000	2,929,989
WP Carey, Inc.
04/01/2033	2.250%	4,080,000	3,011,774
XHR LP(a)
06/01/2029	4.875%	1,625,000	1,455,719

Total			24,847,173

Packaging 0.1%
Amcor Flexibles North America, Inc.
05/17/2025	4.000%	2,085,000	2,034,592
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2027	5.250%	3,000,000	2,205,751
08/15/2027	5.250%	325,000	238,001
Ball Corp.
03/15/2026	4.875%	600,000	588,871
06/15/2029	6.000%	1,800,000	1,795,459
Berry Global Escrow Corp.(a)
07/15/2026	4.875%	1,680,000	1,630,668
Berry Global, Inc.
01/15/2026	1.570%	3,261,000	2,992,221
01/15/2027	1.650%	1,273,000	1,123,971

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023	43

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pactiv Evergreen Group Issuer LLC/Inc.(a)
10/15/2028	4.375%	2,725,000	2,480,703
Reynolds Group Issuer, Inc./LLC(a)
10/15/2027	4.000%	425,000	390,718
Sealed Air Corp.(a)
10/15/2026	1.573%	857,000	761,343
02/01/2028	6.125%	225,000	222,464
02/15/2031	7.250%	895,000	918,902
Trivium Packaging Finance BV(a)
08/15/2027	8.500%	280,000	254,457

Total			17,638,121

Paper 0.0%
Cascades, Inc./USA(a)
01/15/2028	5.375%	1,515,000	1,432,663
Celulosa Arauco y Constitucion SA
11/02/2027	3.875%	700,000	639,248
Celulosa Arauco y Constitucion SA(a)
04/30/2029	4.250%	500,000	446,457
Packaging Corp. of America
12/01/2033	5.700%	914,000	926,614
Suzano Austria GmbH
01/15/2029	6.000%	275,000	272,070
01/15/2030	5.000%	825,000	772,753
01/15/2031	3.750%	1,000,000	844,577
Weyerhaeuser Co.
05/15/2026	4.750%	481,000	473,856

Total			5,808,238

Pharmaceuticals 1.0%
1375209 BC Ltd.(a)
01/30/2028	9.000%	1,720,000	1,659,930
AbbVie, Inc.
11/21/2026	2.950%	838,000	793,610
03/15/2035	4.550%	4,650,000	4,396,371
05/14/2035	4.500%	2,175,000	2,044,787
05/14/2036	4.300%	1,926,000	1,768,257
11/21/2039	4.050%	7,356,000	6,321,824
10/01/2042	4.625%	1,000,000	884,234
05/14/2045	4.700%	680,000	613,881
11/21/2049	4.250%	2,155,000	1,814,414
Amgen, Inc.
03/02/2033	5.250%	3,506,000	3,471,260
03/02/2043	5.600%	11,054,000	10,818,691
01/15/2052	3.000%	4,360,000	2,821,746
02/22/2052	4.200%	345,000	272,169
03/02/2053	5.650%	1,976,000	1,947,864
09/01/2053	2.770%	890,000	529,773
02/22/2062	4.400%	724,000	569,473
03/02/2063	5.750%	3,173,000	3,108,753

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bausch Health Companies, Inc.(a)
01/30/2028	5.000%	1,100,000	408,190
02/15/2029	5.000%	100,000	34,947
02/15/2029	6.250%	3,475,000	1,246,630
01/30/2030	5.250%	1,200,000	426,009
02/15/2031	5.250%	1,200,000	419,963
Bayer US Finance II LLC(a)
12/15/2028	4.375%	5,945,000	5,512,786
06/25/2038	4.625%	1,515,000	1,248,929
07/15/2044	4.400%	2,799,000	2,029,180
06/25/2048	4.875%	3,505,000	2,715,895
Bayer US Finance LLC(a)
10/08/2024	3.375%	520,000	508,070
11/21/2033	6.500%	11,263,000	11,188,281
Bristol Myers Squibb Co.
06/15/2039	4.125%	304,000	261,406
Bristol-Myers Squibb Co.
08/15/2025	3.875%	74,000	72,302
05/15/2044	4.625%	555,000	492,144
11/15/2053	6.250%	6,173,000	6,727,712
11/15/2063	6.400%	1,122,000	1,236,777
CSL Finance PLC(a)
04/27/2029	4.050%	926,000	881,737
04/27/2032	4.250%	432,000	403,918
04/27/2062	4.950%	402,000	346,083
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	1,732,000	1,531,325
Jazz Securities DAC(a)
01/15/2029	4.375%	963,000	867,073
Kevlar SpA(a)
09/01/2029	6.500%	2,300,000	2,037,856
Merck & Co., Inc.
05/17/2033	4.500%	717,000	693,816
05/17/2044	4.900%	694,000	660,301
05/17/2053	5.000%	1,377,000	1,324,100
05/17/2063	5.150%	1,027,000	999,239
Mylan NV
06/15/2046	5.250%	290,000	225,115
Mylan, Inc.
04/15/2048	5.200%	3,250,000	2,474,952
Organon Finance 1 LLC(a)
04/30/2028	4.125%	1,550,000	1,376,032
04/30/2031	5.125%	1,725,000	1,358,577
Pfizer Investment Enterprises Pte., Ltd.
05/19/2030	4.650%	793,000	778,149
05/19/2033	4.750%	3,358,000	3,265,316
05/19/2043	5.110%	178,000	171,043
05/19/2053	5.300%	2,251,000	2,195,947
05/19/2063	5.340%	4,153,000	4,001,517

44	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Roche Holdings, Inc.(a)
11/13/2030	5.489%	2,205,000	2,264,119
11/13/2033	5.593%	495,000	514,335
Royalty Pharma PLC
09/02/2025	1.200%	385,000	355,562
09/02/2027	1.750%	489,000	428,167
09/02/2030	2.200%	2,243,000	1,811,235
09/02/2040	3.300%	1,627,000	1,140,131
09/02/2051	3.350%	1,245,000	779,356
Viatris, Inc.
06/22/2030	2.700%	1,117,000	906,246
06/22/2040	3.850%	5,993,000	4,158,551
06/22/2050	4.000%	2,010,000	1,304,123

Total			117,620,179

Property & Casualty 0.5%
Alleghany Corp.
09/15/2044	4.900%	369,000	332,226
08/15/2051	3.250%	2,173,000	1,488,282
American International Group, Inc.
04/01/2028	4.200%	1,562,000	1,489,633
06/30/2030	3.400%	1,270,000	1,128,396
03/27/2033	5.125%	2,233,000	2,173,684
Aon Corp./Global Holdings PLC
12/02/2031	2.600%	4,495,000	3,671,857
Arch Capital Finance LLC
12/15/2046	5.031%	970,000	842,784
Arthur J. Gallagher & Co.
03/09/2052	3.050%	6,725,000	4,044,187
Assurant, Inc.
02/22/2030	3.700%	1,174,000	1,023,140
Berkshire Hathaway Finance Corp.
03/15/2052	3.850%	994,000	777,426
Berkshire Hathaway, Inc.
03/15/2026	3.125%	4,674,000	4,515,597
CNA Financial Corp.
08/15/2027	3.450%	3,828,000	3,589,141
Fairfax Financial Holdings Ltd.
03/03/2031	3.375%	6,300,000	5,337,616
Farmers Exchange Capital(a)
Subordinated
07/15/2028	7.050%	800,000	805,838
07/15/2048	7.200%	1,290,000	1,234,818
Farmers Exchange Capital II(a),(l)
Subordinated
11/01/2053	6.151%	2,700,000	2,522,666
Farmers Insurance Exchange(a)
05/01/2024	8.625%	1,165,000	1,174,642

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hartford Financial Services Group Inc. (The)(a),(b)
3-month Term SOFR + 2.387%
02/12/2047	7.766%	1,501,000	1,290,271
Hartford Financial Services Group, Inc. (The)
10/15/2036	5.950%	283,000	288,246
Intact Financial Corp.(a)
09/22/2032	5.459%	1,039,000	1,008,649
Liberty Mutual Group, Inc.(a)
10/15/2050	3.951%	2,080,000	1,459,038
05/15/2060	3.950%	698,000	459,241
Markel Corp.
05/20/2049	5.000%	5,095,000	4,353,530
Marsh & McLennan Cos, Inc.
09/15/2033	5.400%	1,456,000	1,481,992
09/15/2053	5.700%	2,542,000	2,590,640
Nationwide Mutual Insurance Co.(a),(b)
Subordinated
3-month Term SOFR + 2.552%
12/15/2024	7.961%	5,725,000	5,716,213
PartnerRe Finance B LLC(l)
10/01/2050	4.500%	2,635,000	2,198,815
Trustage Financial Group, Inc.(a)
04/15/2032	4.625%	2,135,000	1,815,908
Willis North America, Inc.
05/15/2033	5.350%	2,000,000	1,954,151
WR Berkley Corp.
05/12/2050	4.000%	1,480,000	1,086,291

Total			61,854,918

Railroads 0.1%
Burlington Northern Santa Fe LLC
03/15/2042	4.400%	75,000	65,248
03/15/2043	4.450%	360,000	312,428
09/01/2043	5.150%	829,000	791,696
08/01/2046	3.900%	1,163,000	918,655
04/15/2054	5.200%	1,391,000	1,350,250
Canadian Pacific Railway Co.
11/15/2029	2.875%	696,000	610,504
05/01/2050	3.500%	3,280,000	2,313,870
CSX Corp.
05/30/2042	4.750%	482,000	432,307
Norfolk Southern Corp.
11/01/2029	2.550%	431,000	372,824
08/01/2030	5.050%	708,000	704,061
03/15/2034	5.550%	614,000	622,296
08/01/2054	5.350%	705,000	673,108
03/15/2064	5.950%	1,407,000	1,439,376

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023	45

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Union Pacific Corp.
10/01/2051	3.799%	876,000	678,871
08/15/2059	3.950%	337,000	253,374
03/20/2060	3.839%	602,000	448,258

Total			11,987,126

Refining 0.1%
Cosan Luxembourg SA(a)
06/27/2030	7.500%	750,000	759,220
Marathon Petroleum Corp.
12/15/2026	5.125%	578,000	577,190
03/01/2041	6.500%	136,000	139,668
Phillips 66
12/01/2027	4.950%	3,910,000	3,884,958
Phillips 66 Co.
02/15/2045	4.680%	1,300,000	1,093,874
Valero Energy Corp.
12/01/2031	2.800%	3,235,000	2,648,240

Total			9,103,150

Restaurants 0.1%
Brinker International, Inc.(a)
10/01/2024	5.000%	1,850,000	1,821,263
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2029	4.625%	1,500,000	1,330,880
01/15/2030	6.750%	1,615,000	1,362,769
McDonald’s Corp.
09/01/2049	3.625%	910,000	676,699
08/14/2053	5.450%	716,000	705,678
Raising Cane’s Restaurants LLC(a)
05/01/2029	9.375%	535,000	561,962

Total			6,459,251

Retail REIT 0.0%
Brixmor Operating Partnership LP
08/16/2031	2.500%	915,000	722,575
Kimco Realty Corp.
02/01/2033	4.600%	3,780,000	3,463,145
Kite Realty Group LP
10/01/2026	4.000%	320,000	298,351
Realty Income Corp.
08/15/2027	3.950%	193,000	183,806

Total			4,667,877

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Retailers 0.4%
Amazon.com, Inc.
08/22/2027	3.150%	646,000	612,208
12/01/2027	4.550%	461,000	460,585
05/12/2031	2.100%	791,000	659,784
05/12/2041	2.875%	1,257,000	932,090
04/13/2062	4.100%	424,000	346,493
Asbury Automotive Group, Inc.
03/01/2030	4.750%	1,535,000	1,376,019
AutoNation, Inc.
11/15/2024	3.500%	2,185,000	2,133,228
10/01/2025	4.500%	2,465,000	2,401,158
AutoZone, Inc.
04/21/2026	3.125%	415,000	394,239
11/01/2028	6.250%	2,478,000	2,577,306
01/15/2031	1.650%	1,175,000	917,631
Dick’s Sporting Goods, Inc.
01/15/2052	4.100%	2,690,000	1,795,593
Dollar General Corp.
07/05/2033	5.450%	5,665,000	5,526,693
Gap Inc. (The)(a)
10/01/2029	3.625%	1,550,000	1,274,760
Genuine Parts Co.
11/01/2033	6.875%	2,790,000	2,963,765
Hanesbrands, Inc.(a)
05/15/2026	4.875%	1,475,000	1,388,675
Home Depot, Inc. (The)(e)
04/15/2029	4.900%	1,317,000	1,319,555
Kontoor Brands, Inc.(a)
11/15/2029	4.125%	475,000	414,157
L Brands, Inc.
07/01/2036	6.750%	1,495,000	1,389,597
Lowe’s Companies, Inc.
07/01/2053	5.750%	730,000	719,744
04/01/2062	4.450%	539,000	416,739
04/01/2063	5.850%	555,000	538,365
Macy’s Retail Holdings LLC
12/15/2034	4.500%	1,600,000	1,201,945
Magic MergeCo, Inc.(a)
05/01/2029	7.875%	1,400,000	794,391
O’Reilly Automotive, Inc.
11/20/2026	5.750%	2,580,000	2,610,476
Rent-A-Center, Inc.(a)
02/15/2029	6.375%	300,000	273,348
Sally Holdings LLC/Capital, Inc.
12/01/2025	5.625%	2,525,000	2,486,208
Sonic Automotive Inc.(a)
11/15/2031	4.875%	1,620,000	1,363,289

46	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tapestry, Inc.
11/27/2033	7.850%	2,105,000	2,138,595
Target Corp.
01/15/2033	4.400%	2,090,000	2,006,344
01/15/2053	4.800%	696,000	636,589
Tractor Supply Co.
11/01/2030	1.750%	3,885,000	3,076,406
Walmart, Inc.
04/15/2030	4.000%	1,766,000	1,712,154

Total			48,858,129

Supermarkets 0.0%
Ahold Finance U.S.A. LLC
05/01/2029	6.875%	1,800,000	1,946,083
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2029	3.500%	1,520,000	1,347,378
C&S Group Enterprises LLC(a)
12/15/2028	5.000%	2,700,000	2,192,617

Total			5,486,078

Supranational 0.1%
Inter-American Development Bank
10/15/2025	6.800%	2,500,000	2,576,532
07/15/2027	6.750%	4,000,000	4,233,536

Total			6,810,068

Technology 1.3%
Advanced Micro Devices, Inc.
06/01/2032	3.924%	1,784,000	1,662,303
06/01/2052	4.393%	1,812,000	1,585,141
Apple, Inc.
05/11/2050	2.650%	5,095,000	3,308,969
08/05/2061	2.850%	560,000	357,142
08/08/2062	4.100%	351,000	291,568
Avnet, Inc.
03/15/2028	6.250%	2,398,000	2,439,122
06/01/2032	5.500%	2,876,000	2,724,956
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	1,500,000	1,399,023
Boxer Parent Co., Inc.(a)
03/01/2026	9.125%	2,500,000	2,507,261
Broadcom, Inc.
10/15/2024	3.625%	320,000	314,194
Broadcom, Inc.(a)
04/15/2029	4.000%	2,765,000	2,588,579
11/15/2035	3.137%	5,511,000	4,291,795
11/15/2036	3.187%	8,519,000	6,507,413
05/15/2037	4.926%	4,155,000	3,806,862

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CDW LLC/Finance Corp.
05/01/2025	4.125%	2,500,000	2,438,708
12/01/2028	3.276%	3,880,000	3,440,514
CommScope, Inc.(a)
09/01/2029	4.750%	1,500,000	945,283
Concentrix Corp.
08/02/2028	6.600%	641,000	640,564
08/02/2033	6.850%	1,913,000	1,875,122
DXC Technology Co.
09/15/2028	2.375%	5,845,000	4,945,229
Equifax, Inc.
06/01/2028	5.100%	5,695,000	5,625,286
Fidelity National Information Services, Inc.
03/01/2041	3.100%	2,890,000	2,020,409
Fiserv, Inc.
07/01/2024	2.750%	699,000	686,602
03/02/2033	5.600%	4,115,000	4,131,760
08/21/2033	5.625%	2,770,000	2,787,142
Flex Ltd.
01/15/2028	6.000%	2,560,000	2,595,184
Global Payments, Inc.
11/15/2024	1.500%	3,215,000	3,083,590
03/01/2026	1.200%	2,536,000	2,296,992
08/15/2052	5.950%	3,455,000	3,294,945
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	375,000	381,970
Hewlett Packard Enterprise Co.
07/01/2028	5.250%	3,615,000	3,624,434
HP, Inc.
06/17/2031	2.650%	909,000	744,310
Intel Corp.
08/05/2027	3.750%	749,000	721,368
02/10/2030	5.125%	1,202,000	1,217,183
08/12/2041	2.800%	1,687,000	1,192,819
02/10/2053	5.700%	1,517,000	1,543,064
08/12/2061	3.200%	671,000	428,321
02/10/2063	5.900%	1,545,000	1,612,593
International Business Machines Corp.
07/27/2027	4.150%	790,000	768,008
05/15/2029	3.500%	928,000	864,578
Intuit, Inc.
09/15/2028	5.125%	2,311,000	2,332,435
09/15/2033	5.200%	1,934,000	1,949,004
09/15/2053	5.500%	2,562,000	2,631,226
KLA Corp.
07/15/2062	5.250%	895,000	860,489
Leidos, Inc.
02/15/2031	2.300%	845,000	677,418

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023	47

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Marvell Technology, Inc.
02/15/2029	5.750%	815,000	822,575
Microchip Technology, Inc.
02/15/2024	0.972%	345,000	341,517
Micron Technology, Inc.
11/01/2029	6.750%	5,040,000	5,282,804
Microsoft Corp.
06/01/2050	2.525%	373,000	239,820
03/17/2052	2.921%	811,000	560,443
03/17/2062	3.041%	4,290,000	2,913,441
Microsoft Corp.(a)
09/15/2050	2.500%	1,558,000	988,721
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	1,994,000	2,060,148
NCR Corp.(a)
04/15/2029	5.125%	990,000	906,671
10/01/2030	5.250%	680,000	599,358
NetApp, Inc.
06/22/2025	1.875%	1,845,000	1,738,265
NXP BV/Funding LLC
03/01/2026	5.350%	1,056,000	1,052,636
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	342,000	301,482
11/30/2051	3.250%	600,000	392,007
Open Text Corp.(a)
12/01/2027	6.900%	650,000	668,264
Open Text Holdings, Inc.(a)
12/01/2031	4.125%	1,645,000	1,406,752
Oracle Corp.
11/15/2027	3.250%	2,409,000	2,246,537
03/25/2028	2.300%	903,000	803,062
11/09/2029	6.150%	997,000	1,045,830
11/15/2037	3.800%	3,892,000	3,168,558
03/25/2041	3.650%	2,929,000	2,216,021
04/01/2050	3.600%	4,392,000	3,070,801
03/25/2051	3.950%	3,413,000	2,523,184
02/06/2053	5.550%	1,855,000	1,747,299
05/15/2055	4.375%	73,000	56,296
PayPal Holdings, Inc.
10/01/2026	2.650%	964,000	904,385
10/01/2029	2.850%	204,000	181,169
06/01/2030	2.300%	1,435,000	1,214,285
06/01/2062	5.250%	3,394,000	3,166,486
Qorvo, Inc.
12/15/2024	1.750%	1,200,000	1,147,502
QUALCOMM, Inc.
05/20/2053	6.000%	2,378,000	2,577,119

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
S&P Global, Inc.
03/01/2029	2.700%	1,348,000	1,216,214
08/15/2030	1.250%	592,000	467,485
03/01/2032	2.900%	803,000	684,009
S&P Global, Inc.(a)
09/15/2033	5.250%	588,000	592,245
Seagate HDD(a)
12/01/2032	9.625%	776,475	871,429
TD SYNNEX Corp.
08/09/2026	1.750%	314,000	280,113
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	1,550,000	1,533,672
Tencent Holdings Ltd.(a)
04/22/2051	3.840%	2,760,000	1,907,212
Texas Instruments, Inc.
03/14/2053	5.000%	1,016,000	974,202
05/18/2063	5.050%	2,056,000	1,945,453
VMware, Inc.
08/15/2026	1.400%	1,441,000	1,299,877
Western Union Co. (The)
03/15/2026	1.350%	140,000	126,377

Total			154,382,604

Tobacco 0.6%
Altria Group, Inc.
11/01/2028	6.200%	1,116,000	1,148,581
05/06/2030	3.400%	1,280,000	1,137,533
02/04/2041	3.400%	3,910,000	2,705,097
BAT Capital Corp.
08/15/2027	3.557%	409,000	383,018
03/25/2028	2.259%	1,930,000	1,690,874
03/25/2031	2.726%	1,790,000	1,455,009
08/02/2033	6.421%	898,000	914,478
08/15/2037	4.390%	742,000	598,835
09/25/2040	3.734%	562,000	397,141
08/02/2043	7.079%	962,000	978,975
08/15/2047	4.540%	5,800,000	4,246,947
09/06/2049	4.758%	309,000	230,811
03/16/2052	5.650%	2,530,000	2,175,616
08/02/2053	7.081%	4,156,000	4,210,584
BAT International Finance PLC
03/16/2028	4.448%	8,000,000	7,676,230
02/02/2029	5.931%	2,973,000	3,019,375
Imperial Brands Finance PLC(a)
07/26/2024	3.125%	2,000,000	1,960,575
07/21/2025	4.250%	2,000,000	1,952,452
Philip Morris International, Inc.
02/15/2030	5.125%	2,810,000	2,772,796
02/15/2033	5.375%	703,000	692,532
09/07/2033	5.625%	11,270,000	11,316,107

48	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Reynolds American, Inc.
06/12/2025	4.450%	1,325,000	1,303,033
08/15/2035	5.700%	6,525,000	6,125,820
08/04/2041	7.000%	1,127,000	1,123,236
09/15/2043	6.150%	501,000	468,374
08/15/2045	5.850%	4,626,000	4,082,087
Vector Group Ltd.(a)
02/01/2029	5.750%	3,250,000	2,897,785

Total			67,663,901

Transportation Services 0.4%
Element Fleet Management Corp.(a)
06/15/2025	3.850%	2,795,000	2,694,364
06/26/2026	6.271%	1,815,000	1,824,921
Element Fleet Management Corp.(a),(e)
12/04/2028	6.319%	5,350,000	5,404,261
ERAC USA Finance LLC(a)
11/01/2025	3.800%	2,500,000	2,419,049
12/01/2026	3.300%	3,435,000	3,235,856
03/15/2042	5.625%	1,689,000	1,646,349
11/01/2046	4.200%	1,041,000	832,784
FedEx Corp.
04/01/2046	4.550%	498,000	419,372
FedEx Corp. Pass-Through Trust
Series 2020-1 Class AA
02/20/2034	1.875%	618,772	498,368
GN Bondco LLC(a)
10/15/2031	9.500%	1,675,000	1,591,307
Penske Truck Leasing Co. LP/Finance Corp.(a)
11/15/2025	1.200%	842,000	769,345
05/01/2028	5.550%	1,380,000	1,368,215
08/01/2028	6.050%	2,990,000	3,016,852
06/15/2030	6.200%	2,234,000	2,266,065
Penske Truck Leasing Co. LP/PTL Finance Corp.(a)
06/15/2026	1.700%	1,236,000	1,114,662
Penske Truck Leasing Co., LP/Finance Corp.(a)
07/15/2025	4.000%	905,000	878,368
Ryder System, Inc.
06/01/2028	5.250%	1,185,000	1,178,070
12/01/2028	6.300%	912,000	941,248
12/01/2033	6.600%	6,720,000	7,062,208
Triton Container International Ltd.(a)
04/15/2026	2.050%	617,000	557,463
06/15/2031	3.150%	558,000	427,318
TTX Co.(a)
01/15/2025	3.600%	1,620,000	1,585,008
XPO, Inc.(a)
06/01/2028	6.250%	575,000	569,581
06/01/2031	7.125%	275,000	277,847

Total			42,578,881

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 0.7%
American Tower Corp.
02/15/2024	5.000%	665,000	663,546
03/15/2027	3.650%	684,000	645,327
04/15/2031	2.700%	4,545,000	3,742,772
09/15/2031	2.300%	477,000	378,251
03/15/2033	5.650%	4,176,000	4,163,197
07/15/2033	5.550%	6,619,000	6,548,608
Crown Castle International Corp.
07/15/2026	1.050%	401,000	356,564
03/15/2027	2.900%	684,000	628,634
04/01/2031	2.100%	877,000	689,338
07/15/2031	2.500%	4,369,000	3,512,562
04/01/2041	2.900%	1,652,000	1,114,340
Crown Castle, Inc.
09/01/2028	4.800%	1,609,000	1,555,884
05/01/2033	5.100%	785,000	751,281
Digicel International Finance Ltd./Holdings(a)
05/25/2024	8.750%	2,425,000	2,233,099
05/25/2024	8.750%	700,000	652,443
Digicel International Finance Ltd./Holdings(a),(n)
12/31/2025	13.000%	860,640	592,611
Digicel International Finance Ltd./Holdings(a),(m)
Subordinated
12/31/2026	0.000%	500,000	10,000
Digicel Ltd.(a),(m)
12/01/2023	0.000%	1,300,000	39,000
Sprint Capital Corp.
11/15/2028	6.875%	1,766,000	1,869,608
03/15/2032	8.750%	3,140,000	3,751,344
Sprint Corp.
06/15/2024	7.125%	5,225,000	5,252,164
Sprint Spectrum Co. I/II/III LLC(a)
03/20/2025	4.738%	1,921,125	1,905,468
03/20/2028	5.152%	7,447,500	7,338,647
T-Mobile US, Inc.
02/15/2026	2.250%	99,000	92,603
04/15/2027	3.750%	3,514,000	3,351,927
02/01/2028	4.750%	961,000	940,443
02/15/2028	2.050%	1,548,000	1,361,649
02/15/2029	2.625%	597,000	525,742
04/15/2029	3.375%	3,200,000	2,902,665
04/15/2030	3.875%	5,132,000	4,712,794
02/15/2031	2.550%	2,165,000	1,794,490
04/15/2031	3.500%	3,258,000	2,867,557
07/15/2033	5.050%	4,690,000	4,547,341
04/15/2040	4.375%	3,970,000	3,392,872
02/15/2041	3.000%	3,880,000	2,732,750
04/15/2050	4.500%	332,000	274,775
06/15/2054	6.000%	1,306,000	1,334,702
09/15/2062	5.800%	1,266,000	1,242,550

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023	49

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vmed O2 UK Financing I PLC(a)
07/15/2031	4.750%	1,580,000	1,349,635
Vodafone Group PLC
02/10/2063	5.750%	550,000	521,211

Total			82,340,394

Wirelines 0.4%
AT&T, Inc.
02/15/2034	5.400%	1,830,000	1,809,844
05/15/2035	4.500%	179,000	161,817
08/15/2037	4.900%	584,000	532,045
03/01/2039	4.850%	1,086,000	974,760
06/01/2041	3.500%	659,000	489,564
09/15/2053	3.500%	9,456,000	6,299,962
09/15/2055	3.550%	4,128,000	2,725,829
12/01/2057	3.800%	594,000	405,960
09/15/2059	3.650%	6,015,000	3,968,451
Bell Canada
05/11/2033	5.100%	2,309,000	2,257,375
C&W Senior Financing DAC(a)
09/15/2027	6.875%	385,000	350,458
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	1,500,000	1,148,229
Frontier Communications Corp.(a)
05/01/2028	5.000%	269,000	241,426
Frontier Communications Holdings LLC(a)
03/15/2031	8.625%	3,108,000	3,063,469
GCI LLC(a)
10/15/2028	4.750%	1,480,000	1,327,922
Iliad Holding SAS(a)
10/15/2026	6.500%	550,000	535,954
10/15/2028	7.000%	500,000	478,570
Level 3 Financing, Inc.(a)
03/01/2027	3.400%	1,925,000	1,621,812
09/15/2027	4.625%	225,000	119,250
07/01/2028	4.250%	425,000	177,767
05/15/2030	10.500%	950,000	881,790
Qwest Corp.
09/15/2025	7.250%	3,978,000	3,757,724
Telecom Italia Capital SA
06/04/2038	7.721%	1,550,000	1,544,803
Total Play Telecomunicaciones SA de CV(a)
09/20/2028	6.375%	1,270,000	583,170
Verizon Communications, Inc.
02/15/2025	3.376%	2,527,000	2,468,101
12/03/2029	4.016%	530,000	497,261
01/20/2031	1.750%	555,000	437,465
03/21/2031	2.550%	552,000	458,079
03/15/2032	2.355%	4,020,000	3,205,543
11/01/2034	4.400%	3,852,000	3,541,989

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
01/15/2036	4.272%	1,020,000	914,749
03/22/2041	3.400%	2,127,000	1,608,110

Total			48,589,248

Total Corporate Bonds & Notes (Cost $3,688,958,341)			3,438,794,107

Foreign Government Obligations(o),(p) 1.3%

Australia 0.0%
NBN Co., Ltd.(a)
05/05/2026	1.450%	581,000	530,309
01/08/2027	1.625%	1,230,000	1,104,413
10/06/2033	6.000%	1,676,000	1,733,612

Total			3,368,334

Azerbaijan 0.0%
Southern Gas Corridor CJSC(a)
03/24/2026	6.875%	450,000	452,395

Bermuda 0.0%
Bermuda Government International Bond(a)
08/20/2030	2.375%	1,105,000	904,783

Brazil 0.0%
Brazil Minas SPE via State of Minas Gerais(a)
02/15/2028	5.333%	1,450,000	1,408,591
Brazilian Government International Bond
06/12/2030	3.875%	800,000	714,181
10/20/2033	6.000%	350,000	340,743

Total			2,463,515

Canada 0.0%
Province of British Columbia
09/01/2036	7.250%	2,000,000	2,423,025
Province of Manitoba
06/22/2026	2.125%	300,000	281,104
Province of Quebec(l)
03/02/2026	7.485%	230,000	241,792

Total			2,945,921

Chile 0.1%
Chile Government International Bond
01/31/2034	3.500%	850,000	730,932
Corp. Nacional del Cobre de Chile(a)
01/08/2034	5.950%	1,925,000	1,889,079
09/08/2053	6.300%	950,000	907,269
Corporación Nacional del Cobre de Chile(a)
11/04/2044	4.875%	200,000	161,378

50	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

Foreign Government Obligations(o),(p) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Empresa Nacional del Petroleo(a)
08/05/2026	3.750%	750,000	702,966
11/06/2029	5.250%	450,000	425,278

Total			4,816,902

Colombia 0.1%
Colombia Government International Bond
03/15/2029	4.500%	750,000	673,701
01/30/2030	3.000%	315,000	252,409
04/15/2031	3.125%	200,000	154,447
04/20/2033	8.000%	200,000	207,893
Ecopetrol SA
01/19/2029	8.625%	5,830,000	6,038,978
04/29/2030	6.875%	2,000,000	1,891,990
01/13/2033	8.875%	3,764,000	3,879,876

Total			13,099,294

Dominican Republic 0.1%
Dominican Republic International Bond(a)
01/27/2025	5.500%	100,000	98,836
01/27/2025	5.500%	100,000	98,836
07/19/2028	6.000%	1,400,000	1,364,840
07/19/2028	6.000%	275,000	268,093
02/22/2029	5.500%	2,655,000	2,516,744
02/22/2029	5.500%	161,000	152,616
01/30/2030	4.500%	628,000	555,280
09/23/2032	4.875%	750,000	647,897

Total			5,703,142

Guatemala 0.0%
Guatemala Government Bond(a)
08/10/2029	5.250%	450,000	418,737
10/07/2033	3.700%	794,000	615,572

Total			1,034,309

Hungary 0.0%
Hungary Government International Bond(a)
09/22/2031	2.125%	1,400,000	1,078,544

India 0.0%
Export-Import Bank of India(a)
08/05/2026	3.375%	860,000	817,216
02/01/2028	3.875%	1,025,000	964,389
01/13/2031	2.250%	1,030,000	827,678
Indian Railway Finance Corp., Ltd.(a)
01/21/2032	3.570%	1,110,000	953,743
Power Finance Corp., Ltd.(a)
12/06/2028	6.150%	546,000	558,108

Total			4,121,134

Foreign Government Obligations(o),(p) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Indonesia 0.1%
Freeport Indonesia PT(a)
04/14/2032	5.315%	1,045,000	989,749
Indonesia Asahan Aluminium PT/Mineral Industri Persero(a)
05/15/2030	5.450%	560,000	544,685
Indonesia Government International Bond(a)
01/17/2038	7.750%	1,000,000	1,226,928
Lembaga Pembiayaan Ekspor Indonesia(a)
04/06/2024	3.875%	1,450,000	1,438,861
Perusahaan Penerbit SBSN Indonesia III(a)
06/23/2030	2.800%	1,000,000	872,852
PT Pertamina Persero(a)
08/25/2030	3.100%	1,424,000	1,236,606
05/20/2043	5.625%	250,000	231,815
PT Perusahaan Listrik Negara(a)
05/15/2027	4.125%	5,000,000	4,795,700
05/21/2028	5.450%	850,000	846,092

Total			12,183,288

Israel 0.0%
Israel Electric Corp., Ltd.(a)
08/14/2028	4.250%	2,200,000	2,001,182

Italy 0.1%
Cassa Depositi e Prestiti SpA(a)
05/05/2026	5.750%	1,200,000	1,187,022
Republic of Italy Government International Bond
10/17/2029	2.875%	1,700,000	1,486,140
06/15/2033	5.375%	8,270,000	8,031,304

Total			10,704,466

Japan 0.0%
Japan Bank for International Cooperation
05/23/2024	2.500%	600,000	591,362
Japan Finance Organization for Municipalities(a)
03/12/2024	3.000%	400,000	397,036

Total			988,398

Kazakhstan 0.0%
KazMunayGas National Co. JSC(a)
04/19/2027	4.750%	300,000	285,497
04/24/2030	5.375%	962,000	905,583
KazTransGas JSC(a)
09/26/2027	4.375%	200,000	186,826

Total			1,377,906

Marshall Islands 0.0%
Nakilat, Inc.(a)
12/31/2033	6.067%	1,004,171	1,014,864

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023	51

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

Foreign Government Obligations(o),(p) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mexico 0.3%
Comision Federal de Electricidad(a)
05/15/2029	4.688%	3,647,000	3,316,020
Mexico City Airport Trust(a)
10/31/2026	4.250%	1,435,000	1,365,676
04/30/2028	3.875%	420,000	384,786
10/31/2046	5.500%	667,000	520,000
07/31/2047	5.500%	4,424,000	3,452,384
Mexico Government International Bond
04/22/2029	4.500%	1,500,000	1,440,649
05/24/2031	2.659%	2,368,000	1,935,281
04/27/2032	4.750%	250,000	232,541
05/19/2033	4.875%	300,000	279,008
02/09/2035	6.350%	200,000	202,018
05/04/2053	6.338%	340,000	325,046
05/24/2061	3.771%	550,000	348,958
04/19/2071	3.750%	750,000	466,474
Pemex Project Funding Master Trust
06/15/2038	6.625%	50,000	32,845
Petroleos Mexicanos
03/13/2027	6.500%	11,947,000	10,764,671
02/12/2028	5.350%	276,000	229,386
01/23/2029	6.500%	625,000	523,505
01/28/2031	5.950%	3,025,000	2,267,680
02/16/2032	6.700%	4,723,000	3,679,897
02/07/2033	10.000%	1,375,000	1,283,462
06/15/2035	6.625%	2,215,000	1,557,843
01/23/2046	5.625%	300,000	169,638
09/21/2047	6.750%	2,482,000	1,517,787

Total			36,295,555

Morocco 0.0%
Morocco Government International Bond(a)
12/15/2027	2.375%	1,300,000	1,140,969
12/15/2050	4.000%	350,000	232,028
OCP SA(a)
06/23/2031	3.750%	350,000	289,160

Total			1,662,157

Norway 0.0%
Equinor ASA
04/06/2030	3.125%	826,000	752,639

Oman 0.0%
Oman Government International Bond(a)
01/17/2028	5.625%	600,000	601,144

Panama 0.0%
Banco Nacional de Panama(a)
08/11/2030	2.500%	875,000	642,632
08/11/2030	2.500%	600,000	440,662

Foreign Government Obligations(o),(p) (continued)

Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Panama Government International Bond
03/16/2025	3.750%		200,000	193,020
01/23/2030	3.160%		657,000	540,366
09/29/2032	2.252%		200,000	140,278
01/19/2033	3.298%		250,000	189,358
01/31/2036	6.875%		1,200,000	1,150,107

Total				3,296,423

Paraguay 0.0%
Paraguay Government International Bond(a)
04/28/2031	4.950%		730,000	688,898

Peru 0.1%
Corporación Financiera de Desarrollo SA(a)
09/28/2027	2.400%		600,000	522,048
Peruvian Government International Bond
01/23/2031	2.783%		1,120,000	945,155
12/01/2032	1.862%		100,000	75,296
03/14/2037	6.550%		1,785,000	1,909,505
12/01/2060	2.780%		600,000	347,814
Petroleos del Peru SA(a)
06/19/2032	4.750%		2,100,000	1,473,668

Total				5,273,486

Philippines 0.0%
Philippine Government International Bond
05/05/2030	2.457%		800,000	687,027
01/15/2032	6.375%		400,000	433,693
10/23/2034	6.375%		275,000	298,847

Total				1,419,567

Poland 0.0%
Republic of Poland Government International Bond
10/04/2033	4.875%		790,000	766,305

Romania 0.1%
Romanian Government International Bond(a)
02/17/2028	6.625%		200,000	203,645
02/14/2031	3.000%		2,100,000	1,706,953
05/25/2034	6.000%		5,488,000	5,311,046
12/02/2040	2.625	%EUR	500,000	333,828

Total				7,555,472

Saudi Arabia 0.0%
Gaci First Investment Co.(a)
10/13/2032	5.250%		300,000	300,111
Saudi Government International Bond(a)
02/02/2061	3.450%		575,000	364,212

Total				664,323

52	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

Foreign Government Obligations(o),(p) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Serbia 0.1%
Serbia International Bond(a)
12/01/2030	2.125%	6,640,000	5,094,919
09/26/2033	6.500%	2,800,000	2,753,475

Total			7,848,394

South Africa 0.1%
Eskom Holdings SOC Ltd.(a)
02/11/2025	7.125%	950,000	946,535
Republic of South Africa Government International Bond
10/12/2028	4.300%	525,000	471,958
09/30/2029	4.850%	3,275,000	2,932,999
06/22/2030	5.875%	510,000	472,906
South Africa Government International Bond
01/17/2024	4.665%	1,100,000	1,096,970

Total			5,921,368

Ukraine 0.0%
Ukraine Government International Bond(a)
09/01/2024	7.750%	2,410,000	748,497
02/01/2026	8.994%	1,000,000	299,399
09/01/2027	7.750%	3,050,000	832,724
11/01/2030	9.750%	3,850,000	1,108,674

Total			2,989,294

United Arab Emirates 0.0%
DP World Ltd.(a)
07/02/2037	6.850%	300,000	316,465
Finance Department Government of Sharjah(a)
11/23/2032	6.500%	202,000	204,319

Total			520,784

United States 0.1%
Antares Holdings LP(a)
07/15/2027	3.750%	4,605,000	4,027,679
BOC Aviation USA Corp.(a)
04/29/2024	1.625%	2,015,000	1,981,495

Total			6,009,174

Virgin Islands 0.0%
Sinopec Group Overseas Development Ltd.(a)
04/28/2025	3.250%	400,000	388,517
04/28/2025	3.250%	300,000	291,387

Total			679,904

Total Foreign Government Obligations (Cost $173,502,355)			151,203,264

Municipal Bonds 0.3%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 0.1%
University of California
Refunding Revenue Bonds
Taxable General
Series 2017AX
07/01/2025	3.063%	5,700,000	5,515,980
University of Michigan
Revenue Bonds
Taxable
Series 2022A
04/01/2122	4.454%	4,020,000	3,257,806
University of Virginia
Refunding Revenue Bonds
Taxable
Series 2021B
11/01/2051	2.584%	2,020,000	1,253,223
Revenue Bonds
Taxable
Series 2017C
09/01/2117	4.179%	725,000	553,728

Total			10,580,737

Hospital 0.1%
California Health Facilities Financing Authority
Refunding Revenue Bonds
Cedars-Sinai Health System
Series 2021
08/15/2051	3.000%	1,785,000	1,324,903
Regents of the University of California Medical Center
Revenue Bonds
Taxable
Series 2020N
05/15/2060	3.256%	5,525,000	3,511,004

Total			4,835,907

Local General Obligation 0.0%
City of New York
Unlimited General Obligation Bonds
Series 2010 (BAM)
03/01/2036	5.968%	3,100,000	3,206,690

Sales Tax 0.0%
Puerto Rico Sales Tax Financing Corp.(q)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	2,740,000	2,656,649

Special Non Property Tax 0.1%
New York City Transitional Finance Authority
Refunding Revenue Bonds
Future Tax Secured
Subordinated Series 2020B-3
08/01/2035	2.000%	3,000,000	2,098,602

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023	53

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Future Tax Secured
Subordinated Series 2020D-3
11/01/2032	2.400%	1,045,000	825,423
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds
Build America Bonds
Series 2010
08/01/2037	5.508%	1,245,000	1,223,836
State of Illinois
Revenue Bonds
Taxable Sales Tax
Series 2013
06/15/2028	3.350%	2,500,000	2,297,242

Total			6,445,103

Turnpike / Bridge / Toll Road 0.0%
Bay Area Toll Authority
Revenue Bonds
Series 2009 (BAM)
04/01/2049	6.263%	1,920,000	2,102,131
Pennsylvania Turnpike Commission
Revenue Bonds
Build America Bonds
Series 2009
12/01/2039	6.105%	1,620,000	1,716,116
Texas Private Activity Bond Surface Transportation Corp.
Revenue Bonds
Taxable North Tarrant Express Managed Lanes Project
Series 2019
12/31/2049	3.922%	875,000	668,387

Total			4,486,634

Total Municipal Bonds (Cost $39,153,526)			32,211,720

Residential Mortgage-Backed Securities - Agency 26.5%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS
CMO Series 2011-84 Class Z
09/25/2041	5.250%	1,188,029	1,173,421
Federal Home Loan Mortgage Corp.
08/01/2024-
02/01/2025	8.000%	956	956
10/01/2028-
07/01/2032	7.000%	90,539	93,036
03/01/2031-
06/01/2052	3.000%	89,630,716	76,499,274
10/01/2031-
07/01/2037	6.000%	319,378	329,439
04/01/2033-
11/01/2053	5.500%	67,371,889	66,439,954

Residential Mortgage-Backed Securities - Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/01/2033-
05/01/2052	3.500%	55,345,994	49,456,271
10/01/2039-
06/01/2053	5.000%	29,673,978	28,611,763
09/01/2040-
10/01/2052	4.000%	40,123,882	36,737,120
09/01/2040-
04/01/2053	4.500%	61,870,550	58,025,328
06/01/2050-
10/01/2052	2.500%	308,636,813	250,845,121
12/01/2050-
04/01/2052	2.000%	46,189,070	35,980,769
CMO Series 2060 Class Z
05/15/2028	6.500%	41,717	42,011
CMO Series 2310 Class Z
04/15/2031	6.000%	37,268	37,671
CMO Series 2725 Class TA
12/15/2033	4.500%	1,525,000	1,469,446
CMO Series 2882 Class ZC
11/15/2034	6.000%	2,483,370	2,467,382
CMO Series 2953 Class LZ
03/15/2035	6.000%	2,259,380	2,285,022
CMO Series 3028 Class ZE
09/15/2035	5.500%	154,456	149,706
CMO Series 3032 Class PZ
09/15/2035	5.800%	371,914	372,486
CMO Series 3071 Class ZP
11/15/2035	5.500%	8,109,166	8,029,775
CMO Series 3121 Class EZ
03/15/2036	6.000%	85,997	86,202
CMO Series 3181 Class AZ
07/15/2036	6.500%	27,705	28,333
CMO Series 353 Class 300
12/15/2046	3.000%	5,308,932	4,529,600
CMO Series 3740 Class BA
10/15/2040	4.000%	1,099,410	1,023,694
CMO Series 3747 Class HY
10/15/2040	4.500%	2,970,970	2,855,843
CMO Series 3753 Class KZ
11/15/2040	4.500%	5,165,597	4,943,802
CMO Series 3769 Class ZC
12/15/2040	4.500%	2,595,061	2,486,338
CMO Series 3841 Class JZ
04/15/2041	5.000%	227,406	223,006
CMO Series 3888 Class ZG
07/15/2041	4.000%	506,172	473,393
CMO Series 3926 Class NY
09/15/2041	4.000%	419,415	392,578

54	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

Residential Mortgage-Backed Securities - Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3928 Class MB
09/15/2041	4.500%	1,015,758	972,351
CMO Series 3934 Class CB
10/15/2041	4.000%	2,593,799	2,408,137
CMO Series 3982 Class TZ
01/15/2042	4.000%	969,725	897,722
CMO Series 4027 Class AB
12/15/2040	4.000%	1,166,071	1,095,930
CMO Series 4057 Class ZB
06/15/2042	3.500%	5,726,747	5,137,531
CMO Series 4057 Class ZL
06/15/2042	3.500%	6,294,592	5,537,146
CMO Series 4077 Class KM
11/15/2041	3.500%	7,892	7,833
CMO Series 4091 Class KB
08/15/2042	3.000%	6,500,000	5,553,677
CMO Series 4182 Class QN
02/15/2033	3.000%	102,746	101,547
CMO Series 4361 Class VB
02/15/2038	3.000%	2,140,944	2,102,371
CMO Series 4421 Class PB
12/15/2044	4.000%	5,941,237	5,234,555
CMO Series 4440 Class ZX
01/15/2045	4.000%	12,267,111	10,870,440
CMO Series 4463 Class ZA
04/15/2045	4.000%	4,504,901	4,110,385
CMO Series 4495 Class PA
09/15/2043	3.500%	118,690	112,565
CMO Series 4682 Class HZ
04/15/2047	3.500%	3,050,286	2,655,521
CMO Series 4771 Class HZ
03/15/2048	3.500%	9,780,578	8,390,998
CMO Series 4774 Class KA
12/15/2045	4.500%	71,083	70,433
CMO Series 4787 Class PY
05/15/2048	4.000%	1,060,458	960,769
CMO Series 4793 Class CD
06/15/2048	3.000%	801,264	687,029
CMO Series 4839 Class A
04/15/2051	4.000%	2,624,572	2,427,834
CMO Series 4941 Class CZ
11/25/2049	3.000%	1,124,517	920,889

Residential Mortgage-Backed Securities - Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(r)
06/01/2043-
07/01/2043	3.500%	7,979,575	7,281,820
05/01/2052	3.000%	12,865,465	10,858,304
06/01/2052	2.000%	24,634,628	19,142,941
09/01/2052-
10/01/2052	4.000%	57,075,868	51,831,974
08/01/2053	5.000%	18,069,823	17,391,416
Federal Home Loan Mortgage Corp.(b),(d)
-1.0 x 30-day Average SOFR +
5.986%
Cap 6.100%
11/15/2043	0.662%	11,866,281	807,705
CMO Series 2013-4258 Class SJ
-1.0 x 30-day Average SOFR +
6.536%
Cap 6.650%
10/15/2043	1.212%	2,917,537	392,997
CMO Series 2014-4313 Class MS
-1.0 x 30-day Average SOFR +
6.036%
Cap 6.150%
04/15/2039	0.712%	4,202,619	283,484
CMO Series 3404 Class AS
-1.0 x 30-day Average SOFR +
5.781%
Cap 5.895%
01/15/2038	0.457%	1,472,005	88,444
CMO Series 3578 Class DI
-1.0 x 30-day Average SOFR +
6.536%
Cap 6.650%
04/15/2036	1.212%	2,147,243	133,019
CMO Series 3833 Class LI
-1.0 x 30-day Average SOFR +
0.286%
10/15/2040	0.000%	5,474,613	329,387
CMO Series 3892 Class SC
-1.0 x 30-day Average SOFR +
5.836%
Cap 5.950%
07/15/2041	0.512%	3,328,845	216,201
CMO Series 3997 Class SK
-1.0 x 30-day Average SOFR +
6.486%
Cap 6.600%
11/15/2041	1.162%	6,095,952	297,453
CMO Series 4087 Class SC
-1.0 x 30-day Average SOFR +
5.436%
Cap 5.550%
07/15/2042	0.112%	4,130,247	202,943

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023	55

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

Residential Mortgage-Backed Securities - Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4281 Class SA
-1.0 x 30-day Average SOFR +
5.986%
Cap 6.100%
12/15/2043	0.662%	6,570,645	414,485
CMO Series 4635 Class SE
-1.0 x 30-day Average SOFR +
5.986%
Cap 6.100%
12/15/2046	0.662%	10,307,207	577,355
CMO Series 4910 Class SG
-1.0 x 30-day Average SOFR +
5.936%
Cap 6.050%
09/25/2049	0.607%	15,562,890	1,736,890
Federal Home Loan Mortgage Corp.(b)
CMO Series 2380 Class F
30-day Average SOFR +
0.564%
Floor 0.450%, Cap 8.500%
11/15/2031	5.889%	61,855	61,706
CMO Series 2557 Class FG
30-day Average SOFR +
0.514%
Floor 0.400%, Cap 8.000%
01/15/2033	5.839%	148,135	147,678
CMO Series 2962 Class PF
30-day Average SOFR +
0.364%
Floor 0.250%, Cap 7.000%
03/15/2035	5.689%	62,627	62,239
CMO Series 2981 Class FU
30-day Average SOFR +
0.314%
Floor 0.200%, Cap 8.000%
05/15/2030	5.639%	176,791	174,862
CMO Series 3065 Class EB
-3.0 x 30-day Average SOFR +
19.547%
Cap 19.890%
11/15/2035	3.574%	293,716	294,524
CMO Series 3081 Class GC
-3.7 x 30-day Average SOFR +
23.414%
Cap 23.833%
12/15/2035	3.892%	464,923	451,239
CMO Series 3085 Class FV
30-day Average SOFR +
0.814%
Floor 0.700%, Cap 8.000%
08/15/2035	6.139%	416,189	417,013

Residential Mortgage-Backed Securities - Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3564 Class FC
30-day Average SOFR +
1.364%
Floor 1.250%, Cap 6.500%
01/15/2037	6.500%	152,714	150,611
CMO Series 3680 Class FA
30-day Average SOFR +
1.114%
Floor 1.000%, Cap 6.000%
06/15/2040	6.000%	462,882	450,401
CMO Series 3852 Class QN
-3.6 x 30-day Average SOFR +
26.796%
Cap 5.500%
05/15/2041	5.500%	19,268	18,091
CMO Series 4048 Class FJ
30-day Average SOFR +
0.514%
Floor 0.400%, Cap
9,999.000%
07/15/2037	5.618%	717,509	704,724
CMO Series 5115 Class FD
30-day Average SOFR +
0.250%
Floor 0.250%, Cap 4.000%
08/15/2043	4.000%	6,486,981	6,085,501
Federal Home Loan Mortgage Corp.(d)
CMO Series 303 Class C21
01/15/2043	4.000%	9,987,261	1,683,403
CMO Series 303 Class C30
12/15/2042	4.500%	6,423,761	1,028,920
CMO Series 364 Class C15
12/15/2046	3.500%	4,077,099	665,430
CMO Series 4146 Class IA
12/15/2032	3.500%	4,442,695	448,544
CMO Series 4186 Class IB
03/15/2033	3.000%	4,592,861	402,845
CMO Series 4627 Class PI
05/15/2044	3.500%	1,397,568	43,303
CMO Series 4698 Class BI
07/15/2047	5.000%	11,347,328	1,946,025
CMO Series 5048 Class HI
01/15/2042	4.500%	2,903,904	464,189
CMO Series 5078 Class NI
06/15/2042	4.000%	2,740,000	513,483
Federal Home Loan Mortgage Corp.(c),(d)
CMO Series 351 Class 213
02/15/2046	4.126%	280,985	51,963
CMO Series 364 Class 141
12/15/2046	2.752%	323,185	45,311

56	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

Residential Mortgage-Backed Securities - Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 364 Class 151
12/15/2046	3.381%	317,008	50,583
CMO Series 364 Class 158
12/15/2046	3.831%	169,925	30,036
CMO Series 364 Class 167
12/15/2046	2.550%	302,297	35,768
CMO Series 364 Class C23
12/15/2046	2.935%	3,973,084	555,927
CMO Series 364 Class C24
12/15/2046	3.456%	2,247,665	369,807
CMO Series 364 Class C25
12/15/2046	3.969%	691,897	130,625
CMO Series 368 Class C15
01/25/2048	3.249%	4,424,982	557,681
CMO Series 5094 Class IO
12/15/2048	1.492%	13,330,288	914,742
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through
Certificates(c),(d)
CMO Series K051 Class X1
09/25/2025	0.630%	16,520,364	119,935
CMO Series K058 Class X1
08/25/2026	1.037%	2,307,847	46,313
CMO Series KW02 Class X1
12/25/2026	0.398%	9,392,770	27,823
Federal Home Loan Mortgage Corp. REMICS(b),(d)
CMO Series 204236 Class IS
-1.0 x 30-day Average SOFR +
5.886%
Cap 6.000%
08/15/2043	0.562%	10,456,024	811,688
CMO Series 204419 Class BS
-1.0 x 30-day Average SOFR +
5.936%
Cap 6.050%
05/15/2053	0.612%	25,903,387	2,610,953
CMO Series 204461 Class SA
-1.0 x 30-day Average SOFR +
6.086%
Cap 6.200%
04/15/2045	0.762%	6,079,087	561,003
CMO Series 204839 Class WS
-1.0 x 30-day Average SOFR +
5.986%
Cap 6.100%
08/15/2056	0.662%	37,795,920	4,770,711
Federal Home Loan Mortgage Corp. REMICS(d)
CMO Series 204695 Class OI
06/15/2047	4.000%	2,934,697	495,610

Residential Mortgage-Backed Securities - Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 204864 Class IU
12/15/2048	4.500%	2,699,056	493,909
CMO Series 205012 Class MI
09/25/2050	4.000%	9,373,864	1,831,873
CMO Series 205038 Class ID
11/25/2050	3.500%	30,749,813	5,315,290
CMO Series 4257 Class IK
12/15/2042	4.000%	3,555,003	622,855
CMO Series 4999 Class IA
08/25/2050	4.500%	9,959,407	2,182,161
CMO Series 5043 Class IO
11/25/2050	5.000%	16,617,829	3,802,563
CMO Series 5058 Class NI
06/25/2050	3.000%	15,334,890	2,698,131
CMO Series 5079 Class DI
02/25/2051	6.500%	10,348,683	2,055,652
CMO Series 5088 Class IB
03/25/2051	2.500%	25,139,906	4,057,815
CMO Series 5095 Class AI
04/25/2051	3.500%	21,750,787	3,757,283
CMO Series 5113 Class MI
06/25/2051	3.500%	18,063,162	3,535,373
CMO Series 5115 Class GI
09/25/2050	3.000%	10,943,014	1,956,342
CMO Series 5153 Class JI
10/25/2051	3.500%	8,590,663	1,539,449
CMO Series 5217 Class PI
04/25/2052	3.500%	5,708,849	661,948
CMO Series 5223 Class IM
02/25/2042	5.500%	10,076,017	1,805,120
Federal Home Loan Mortgage Corp. REMICS
CMO Series 3843 Class JZ
04/15/2041	5.100%	1,046,350	1,016,226
CMO Series 4372 Class Z
08/15/2044	3.000%	2,981,774	2,596,351
CMO Series 4402 Class YB
10/15/2044	3.000%	2,552,462	2,203,380
CMO Series 4612 Class HZ
08/15/2046	2.500%	7,179,571	5,540,449
CMO Series 4753 Class VZ
12/15/2047	3.000%	1,190,986	880,178
CMO Series 4755 Class Z
02/15/2048	3.000%	1,190,986	983,461
CMO Series 5237 Class GA
09/25/2046	4.000%	2,244,348	2,091,349

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023	57

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

Residential Mortgage-Backed Securities - Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. REMICS(c),(d)
CMO Series 5065 Class EI
11/25/2044	5.399%	1,394,639	306,076
Federal National Mortgage Association
06/01/2024	9.000%	4	4
02/01/2025-
08/01/2027	8.000%	5,949	6,002
03/01/2026-
03/01/2053	7.000%	1,360,381	1,398,511
04/01/2027-
06/01/2032	7.500%	19,671	20,083
05/01/2029-
03/01/2053	6.000%	19,123,163	19,232,812
08/01/2029-
10/01/2052	3.000%	279,171,645	237,374,662
01/01/2031-
06/01/2053	2.500%	265,398,662	216,716,161
03/01/2033-
09/01/2053	5.500%	49,745,500	49,055,137
10/01/2033-
12/01/2052	3.500%	101,786,781	90,632,939
07/01/2039-
08/01/2053	5.000%	108,834,626	104,937,451
08/01/2040-
04/01/2052	2.000%	248,744,527	195,333,949
10/01/2040-
06/01/2056	4.500%	69,095,181	64,855,925
02/01/2041-
11/01/2052	4.000%	121,501,091	111,556,936
11/01/2050-
06/01/2051	1.500%	40,801,729	30,204,941
06/01/2053	6.500%	3,369,902	3,423,603
CMO Series 2003-22 Class Z
04/25/2033	6.000%	79,727	79,941
CMO Series 2003-33 Class PT
05/25/2033	4.500%	3,732	3,594
CMO Series 2007-50 Class DZ
06/25/2037	5.500%	404,004	402,353
CMO Series 2010-139 Class HA
11/25/2040	4.000%	1,395,924	1,284,743
CMO Series 2010-37 Class A1
05/25/2035	5.410%	32,569	32,322
CMO Series 2011-18 Class ZK
03/25/2041	4.000%	2,956,869	2,774,060
CMO Series 2011-53 Class WT
06/25/2041	4.500%	267,727	254,981
CMO Series 2011-87 Class GB
09/25/2041	4.500%	7,000,000	6,629,309
CMO Series 2012-121 Class GZ
11/25/2042	3.500%	9,946,671	8,807,517
CMO Series 2012-68 Class ZA
07/25/2042	3.500%	7,918,751	7,121,960

Residential Mortgage-Backed Securities - Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2012-94
09/25/2042	3.500%	9,229,863	8,184,383
CMO Series 2013-106 Class LA
08/25/2041	4.000%	1,521,566	1,415,946
CMO Series 2013-16 Class GD
03/25/2033	3.000%	931,505	911,312
CMO Series 2013-66 Class AP
05/25/2043	6.000%	38,654	36,058
CMO Series 2018-38 Class PA
06/25/2047	3.500%	439,266	415,090
CMO Series 2018-55 Class PA
01/25/2047	3.500%	1,138,072	1,094,254
CMO Series 2018-64 Class ET
09/25/2048	3.000%	2,618,273	2,282,580
CMO Series 2018-94D Class KD
12/25/2048	3.500%	682,501	613,165
CMO Series 2019-9 Class DZ
03/25/2049	4.000%	3,279,213	2,962,642
CMO Series 98-17 Class Z
04/18/2028	6.500%	25,277	25,003
Federal National Mortgage Association(r)
11/01/2050-
04/01/2052	2.000%	66,601,682	51,861,812
05/01/2051	2.500%	11,081,493	8,997,794
06/01/2052-
06/01/2053	4.500%	21,390,242	20,039,070
08/01/2052	3.000%	9,667,233	8,155,024
04/01/2053	5.000%	35,628,515	34,298,806
07/01/2053	5.500%	46,474,077	45,818,125
Federal National Mortgage Association(b)
CMO Series 2002-59 Class HF
30-day Average SOFR +
0.464%
Floor 0.350%, Cap 8.000%
08/17/2032	5.789%	4,787	4,785
CMO Series 2004-93 Class FC
30-day Average SOFR +
0.314%
Floor 0.200%, Cap 8.000%
12/25/2034	5.643%	221,407	219,107
CMO Series 2006-71 Class SH
-2.6 x 30-day Average SOFR +
15.437%
Cap 15.738%
05/25/2035	1.462%	126,104	115,752
CMO Series 2007-90 Class F
30-day Average SOFR +
0.604%
Floor 0.490%, Cap 7.000%
09/25/2037	5.933%	10,144	10,059

58	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

Residential Mortgage-Backed Securities - Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-W7 Class 1A4
-6.0 x 30-day Average SOFR +
38.493%
Cap 39.180%
07/25/2037	6.525%	39,897	45,632
CMO Series 2008-15 Class AS
-5.0 x 30-day Average SOFR +
32.428%
Cap 33.000%
08/25/2036	5.787%	213,344	249,216
CMO Series 2010-142 Class HS
-2.0 x 30-day Average SOFR +
9.771%
Cap 10.000%
12/25/2040	0.000%	452,249	261,021
CMO Series 2010-150 Class FL
30-day Average SOFR +
0.664%
Floor 0.550%, Cap 7.000%
10/25/2040	5.993%	95,828	94,923
CMO Series 2012-1 Class FA
30-day Average SOFR +
0.614%
Floor 0.500%, Cap 6.500%
02/25/2042	5.943%	703,564	679,044
CMO Series 2012-115 Class MT
-3.0 x 30-day Average SOFR +
13.157%
Cap 4.500%
10/25/2042	0.000%	310,600	186,594
CMO Series 2016-32 Class GT
-4.5 x 30-day Average SOFR +
17.485%
Cap 4.500%
01/25/2043	0.000%	32,299	18,777
Federal National Mortgage Association(b),(d)
CMO Series 2004-29 Class PS
-1.0 x 30-day Average SOFR +
7.486%
Cap 7.600%
05/25/2034	2.157%	973,795	102,614
CMO Series 2006-43 Class SJ
-1.0 x 30-day Average SOFR +
6.476%
Cap 6.590%
06/25/2036	1.147%	709,984	62,708
CMO Series 2009-100 Class SA
-1.0 x 30-day Average SOFR +
6.086%
Cap 6.200%
12/25/2039	0.757%	2,274,562	211,184

Residential Mortgage-Backed Securities - Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2009-87 Class NS
-1.0 x 30-day Average SOFR +
6.136%
Cap 6.250%
11/25/2039	0.807%	3,499,979	230,532
CMO Series 2010-131 Class SA
-1.0 x 30-day Average SOFR +
6.486%
Cap 6.600%
11/25/2040	1.157%	3,011,206	301,224
CMO Series 2010-21 Class SA
-1.0 x 30-day Average SOFR +
6.136%
Cap 6.250%
03/25/2040	0.807%	5,399,547	349,843
CMO Series 2010-57 Class SA
-1.0 x 30-day Average SOFR +
6.336%
Cap 6.450%
06/25/2040	1.007%	1,333,475	111,516
CMO Series 2011-131 Class ST
-1.0 x 30-day Average SOFR +
6.426%
Cap 6.540%
12/25/2041	1.097%	17,063,425	1,927,979
CMO Series 2011-47 Class GS
-1.0 x 30-day Average SOFR +
5.816%
Cap 5.930%
06/25/2041	0.487%	4,439,299	302,057
CMO Series 2012-17 Class MS
-1.0 x 30-day Average SOFR +
6.586%
Cap 6.700%
03/25/2027	1.257%	877,559	12,704
CMO Series 2013-10 Class SJ
-1.0 x 30-day Average SOFR +
6.036%
Cap 6.150%
02/25/2043	0.707%	3,850,454	318,954
CMO Series 2013-19 Class KS
-1.0 x 30-day Average SOFR +
6.086%
Cap 6.200%
10/25/2041	0.757%	3,487,976	213,803
CMO Series 2013-34 Class SC
-1.0 x 30-day Average SOFR +
6.036%
Cap 6.150%
04/25/2043	0.707%	10,852,286	1,065,492

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023	59

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

Residential Mortgage-Backed Securities - Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2014-40 Class HS
-1.0 x 30-day Average SOFR +
6.586%
Cap 6.700%
07/25/2044	1.257%	2,788,889	402,011
CMO Series 2014-52 Class SL
-1.0 x 30-day Average SOFR +
5.986%
Cap 6.100%
09/25/2044	0.657%	4,748,469	486,729
CMO Series 2015-81 Class SD
-1.0 x 30-day Average SOFR +
6.586%
Cap 6.700%
01/25/2037	1.257%	3,067,846	209,062
CMO Series 2016-19 Class SA
-1.0 x 30-day Average SOFR +
5.986%
Cap 6.100%
04/25/2046	0.657%	4,158,497	279,708
CMO Series 2016-32 Class SA
-1.0 x 30-day Average SOFR +
5.986%
Cap 6.100%
10/25/2034	0.657%	1,884,057	126,803
CMO Series 2016-60 Class QS
-1.0 x 30-day Average SOFR +
5.986%
Cap 6.100%
09/25/2046	0.657%	5,435,030	395,592
CMO Series 2016-60 Class SD
-1.0 x 30-day Average SOFR +
5.986%
Cap 6.100%
09/25/2046	0.657%	18,482,771	1,264,961
CMO Series 2016-60 Class SE
-1.0 x 30-day Average SOFR +
6.136%
Cap 6.250%
09/25/2046	0.807%	5,310,689	347,297
CMO Series 2016-82 Class SG
-1.0 x 30-day Average SOFR +
5.986%
Cap 6.100%
11/25/2046	0.657%	7,452,997	473,350
CMO Series 2016-88 Class BS
-1.0 x 30-day Average SOFR +
5.986%
Cap 6.100%
12/25/2046	0.657%	12,663,188	966,085

Residential Mortgage-Backed Securities - Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-93 Class SL
-1.0 x 30-day Average SOFR +
6.536%
Cap 6.650%
12/25/2046	1.207%	3,318,892	233,552
CMO Series 2017-26 Class SA
-1.0 x 30-day Average SOFR +
6.036%
Cap 6.150%
04/25/2047	0.707%	5,028,325	311,751
CMO Series 2017-57 Class SD
-1.0 x 30-day Average SOFR +
3.836%
Cap 2.750%
08/25/2047	0.000%	5,766,374	92,003
CMO Series 2018-43 Class SE
-1.0 x 30-day Average SOFR +
6.136%
Cap 6.250%
09/25/2038	0.807%	4,087,481	307,144
CMO Series 2018-61 Class SA
-1.0 x 30-day Average SOFR +
6.086%
Cap 6.200%
08/25/2048	0.757%	2,986,154	218,482
CMO Series 2019-35 Class SH
-1.0 x 30-day Average SOFR +
6.036%
Cap 6.150%
07/25/2049	0.707%	12,224,358	802,458
CMO Series 2019-39 Class SB
-1.0 x 30-day Average SOFR +
5.986%
Cap 6.100%
08/25/2049	0.657%	10,974,359	713,674
Federal National Mortgage Association(d)
CMO Series 2013-16 Class MI
03/25/2043	4.000%	3,564,457	367,832
CMO Series 2013-23 Class AI
03/25/2043	5.000%	4,643,023	798,045
CMO Series 2013-35 Class IB
04/25/2033	3.000%	5,213,763	478,623
CMO Series 2013-41 Class HI
02/25/2033	3.000%	5,888,482	370,759
CMO Series 2015-54 Class GI
07/25/2045	5.500%	22,592,611	3,767,216
CMO Series 2020-42 Class AI
06/25/2050	2.500%	18,241,658	1,969,457
CMO Series 2020-72 Class LI
12/25/2040	5.000%	5,127,014	1,026,751

60	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

Residential Mortgage-Backed Securities - Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 20434 Class C24
06/25/2053	4.500%	31,952,409	7,423,497
CMO Series 385 Class 8
12/25/2037	5.500%	1,781,125	355,651
CMO Series 426 Class C58
03/25/2052	3.000%	37,001,120	6,224,724
CMO Series 427 Class C17
01/25/2035	3.000%	11,093,708	1,094,340
CMO Series 427 Class C57
02/25/2032	2.500%	63,990,687	4,215,406
Federal National Mortgage Association(c),(d)
CMO Series 2021-24 Class IO
03/25/2059	1.132%	8,066,956	474,379
Federal National Mortgage Association REMICS
CMO Series 2010-136 Class CY
12/25/2040	4.000%	1,593,977	1,490,189
CMO Series 2012-105 Class Z
10/25/2042	3.500%	2,647,120	2,343,131
CMO Series 2013-18 Class ZA
03/25/2043	3.000%	3,453,710	3,029,356
CMO Series 2013-70 Class JZ
07/25/2043	3.000%	13,526,420	11,364,864
CMO Series 2018-11 Class BX
12/25/2047	4.000%	8,674,430	7,845,046
CMO Series 2019-70 Class CB
12/25/2049	3.500%	2,647,567	2,328,665
CMO Series 2020-46 Class JG
07/25/2050	2.000%	2,065,993	1,620,399
Federal National Mortgage Association REMICS(d)
CMO Series 2013-10 Class GI
02/25/2033	3.000%	7,482,623	622,119
CMO Series 2017-54 Class ID
07/25/2047	4.000%	2,443,322	419,013
CMO Series 2020-74 Class HI
10/25/2050	5.500%	4,930,909	905,105
CMO Series 2020-99 Class IB
05/25/2050	3.500%	10,447,254	1,893,595
CMO Series 2021-1 Class IB
02/25/2061	3.500%	13,602,458	2,421,232
CMO Series 2021-74 Class LI
11/25/2051	3.500%	21,727,590	4,215,572
CMO Series 2022-38 Class IH
07/25/2052	4.500%	2,777,777	680,845
CMO Series 2022-5 Class LI
02/25/2052	3.000%	29,249,768	3,776,920

Residential Mortgage-Backed Securities - Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association REMICS(b),(d)
CMO Series 2017-14 Class DS
-1.0 x 30-day Average SOFR +
5.936%
Cap 6.050%
03/25/2047	0.607%	8,680,871	853,893
CMO Series 2017-38 Class S
-1.0 x 30-day Average SOFR +
5.986%
Cap 6.100%
05/25/2047	0.657%	4,109,037	396,500
CMO Series 2018-45 Class SM
-1.0 x 30-day Average SOFR +
6.086%
Cap 6.200%
06/25/2048	0.757%	11,094,446	1,204,826
CMO Series 3908 Class XS
-1.0 x 30-day Average SOFR +
6.336%
Cap 6.450%
06/15/2039	1.012%	8,466,068	741,058
Government National Mortgage Association
05/15/2040-
10/20/2048	5.000%	2,242,979	2,214,126
05/20/2041-
05/20/2053	4.500%	11,724,280	11,028,493
02/15/2042-
08/20/2052	4.000%	16,358,408	14,945,015
03/20/2046-
05/20/2050	3.500%	33,263,625	30,065,948
12/20/2046-
06/20/2052	3.000%	98,340,075	85,245,469
03/20/2051-
04/20/2052	2.500%	33,637,850	28,100,010
01/20/2053-
04/20/2053	5.500%	43,538,419	43,243,089
CMO Series 2005-45 Class ZA
06/16/2035	6.000%	1,656,008	1,665,638
CMO Series 2009-104 Class YD
11/20/2039	5.000%	1,284,337	1,251,956
CMO Series 2009-55 Class LX
07/20/2039	5.000%	1,586,682	1,568,372
CMO Series 2009-67 Class DB
08/20/2039	5.000%	1,742,701	1,702,359
CMO Series 2010-108 Class WL
04/16/2040	4.000%	1,761,372	1,673,454
CMO Series 2010-120 Class AY
09/20/2040	4.000%	1,616,912	1,530,182
CMO Series 2010-135 Class PE
10/16/2040	4.000%	3,626,781	3,442,710

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023	61

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

Residential Mortgage-Backed Securities - Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2014-3 Class EP
02/16/2043	2.750%	4,763,201	4,332,246
CMO Series 2016-111 Class PB
08/20/2046	2.500%	1,097,000	772,167
CMO Series 2018-1 Class LZ
01/20/2048	3.000%	4,410,096	3,277,537
CMO Series 2018-115 Class DE
08/20/2048	3.500%	1,479,647	1,320,050
CMO Series 2018-147 Class BZ
10/20/2048	3.500%	4,097,432	3,693,333
CMO Series 2018-53 Class AL
11/20/2045	3.500%	733,755	688,903
Government National Mortgage Association(b)
1-year CMT + 1.134%
03/20/2066	6.525%	85,489	85,396
1-year CMT + 0.723%
04/20/2066	6.111%	225,590	224,536
CMO Series 2006-37 Class AS
-6.0 x 1-month Term SOFR +
38.973%
Cap 39.660%
07/20/2036	6.987%	484,916	588,856
CMO Series 2010-H03 Class FA
1-month Term SOFR + 0.664%
Floor 0.550%, Cap 10.690%
03/20/2060	5.982%	233,488	232,654
CMO Series 2010-H26 Class LF
1-month Term SOFR + 0.464%
Floor 0.350%, Cap 13.898%
08/20/2058	5.789%	98,837	98,217
CMO Series 2011-114 Class KF
1-month Term SOFR + 0.564%
Floor 0.450%, Cap 6.500%
03/20/2041	5.896%	35,819	35,702
CMO Series 2012-H20 Class BA
1-month Term SOFR + 0.814%
Floor 0.700%, Cap 10.500%
09/20/2062	5.999%	44,140	43,953
CMO Series 2012-H21 Class CF
1-month Term SOFR + 0.814%
Floor 0.700%
05/20/2061	4.871%	1,680	1,620
CMO Series 2012-H21 Class DF
1-month Term SOFR + 0.764%
Floor 0.650%
05/20/2061	4.871%	1,497	1,483
CMO Series 2012-H25 Class FA
1-month Term SOFR + 0.814%
Floor 0.700%
12/20/2061	4.700%	26,113	25,711

Residential Mortgage-Backed Securities - Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-115 Class EF
1-month Term SOFR + 0.364%
Floor 0.250%, Cap 6.500%
04/16/2028	5.694%	22,198	22,193
CMO Series 2013-H02 Class FD
1-month Term SOFR + 0.454%
Floor 0.340%, Cap 10.500%
12/20/2062	5.779%	76,801	76,232
CMO Series 2013-H05 Class FB
1-month Term SOFR + 0.514%
Floor 0.400%
02/20/2062	4.968%	1,906	1,867
CMO Series 2013-H08 Class BF
1-month Term SOFR + 0.514%
Floor 0.400%, Cap 10.000%
03/20/2063	5.839%	597,879	591,674
CMO Series 2013-H14 Class FD
1-month Term SOFR + 0.584%
Floor 0.470%, Cap 11.000%
06/20/2063	5.909%	310,699	308,987
CMO Series 2013-H17 Class FA
1-month Term SOFR + 0.664%
Floor 0.550%, Cap 11.000%
07/20/2063	5.989%	67,532	67,308
CMO Series 2013-H18 Class EA
1-month Term SOFR + 0.614%
Floor 0.500%, Cap 10.190%
07/20/2063	5.939%	68,298	68,070
CMO Series 2013-H19 Class FC
1-month Term SOFR + 0.714%
Floor 0.600%, Cap 11.000%
08/20/2063	6.039%	455,830	454,622
CMO Series 2015-H26 Class FC
1-month Term SOFR + 0.714%
Floor 0.600%, Cap 11.000%
08/20/2065	6.039%	43,496	43,397
CMO Series 2017-H03 Class FB
1-month Term SOFR + 0.764%
Floor 0.650%, Cap 15.000%
06/20/2066	6.089%	1,037,667	1,035,917
CMO Series 2018-H04 Class FM
1-month Term SOFR + 0.414%
Floor 0.300%, Cap 11.000%
03/20/2068	5.739%	1,447,894	1,435,042
CMO Series 2019-H01 Class FL
1-month Term SOFR + 0.564%
Floor 0.450%, Cap 11.000%
12/20/2068	5.889%	326,314	325,072

62	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

Residential Mortgage-Backed Securities - Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-H10 Class FM
1-month Term SOFR + 0.514%
Floor 0.400%, Cap 11.000%
05/20/2069	5.839%	1,251,438	1,240,806
CMO Series 2020-H13 Class FM
1-month Term SOFR + 0.514%
Floor 0.400%, Cap 11.000%
08/20/2070	5.839%	1,850,985	1,823,602
CMO Series 2022-H01 Class FE
1-month Term SOFR + 0.614%
Floor 0.500%, Cap 99.000%
01/20/2072	5.825%	10,489,337	10,369,474
CMO Series 2022-H09 Class EF
30-day Average SOFR +
0.450%
Floor 0.450%, Cap 11.000%
04/20/2072	5.775%	4,749,134	4,709,009
CMO Series 2022-H09 Class GF
30-day Average SOFR +
0.700%
Floor 0.700%
04/20/2072	6.025%	3,099,015	3,068,027
CMO Series 2022-H22 Class FE
30-day Average SOFR +
1.040%
Floor 1.040%, Cap 7.500%
09/20/2072	6.365%	2,532,087	2,500,683
Government National Mortgage Association(b),(d)
CMO Series 2010-31 Class ES
-1.0 x 1-month Term SOFR +
4.886%
Cap 5.000%
03/20/2040	0.000%	6,485,146	343,329
CMO Series 2011-13 Class S
-1.0 x 1-month Term SOFR +
5.836%
Cap 5.950%
01/16/2041	0.506%	4,315,732	270,085
CMO Series 2011-30 Class SB
-1.0 x 1-month Term SOFR +
6.486%
Cap 6.600%
02/20/2041	1.155%	2,091,409	173,779
CMO Series 2015-155 Class SA
-1.0 x 1-month Term SOFR +
5.586%
Cap 5.700%
10/20/2045	0.255%	2,748,228	232,957

Residential Mortgage-Backed Securities - Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-93 Class CS
-1.0 x 1-month Term SOFR +
6.086%
Cap 6.200%
06/20/2047	0.754%	8,490,546	936,864
CMO Series 2019-123 Class SP
-1.0 x 1-month Term SOFR +
5.986%
Cap 6.100%
10/20/2049	0.654%	11,452,337	748,681
CMO Series 2019-13 Class SA
-1.0 x 1-month Term SOFR +
5.986%
Cap 6.100%
01/20/2049	0.654%	8,908,524	806,722
CMO Series 2019-6 Class SJ
-1.0 x 1-month Term SOFR +
5.986%
Cap 6.100%
01/20/2049	0.654%	7,412,631	496,169
CMO Series 2019-86 Class SG
-1.0 x 1-month Term SOFR +
5.486%
Cap 5.600%
07/20/2049	0.155%	3,635,368	188,597
Government National Mortgage Association(c)
CMO Series 2010-H17 Class XQ
07/20/2060	5.140%	1,278	929
CMO Series 2017-H04 Class DA
12/20/2066	4.334%	405	395
Series 2003-72 Class Z
11/16/2045	5.414%	256,277	246,822
Government National Mortgage Association(d)
CMO Series 2013-3 Class IT
01/20/2043	5.000%	3,041,443	637,438
CMO Series 2016-88 Class PI
07/20/2046	4.000%	5,688,917	910,176
CMO Series 2016-89 Class HI
07/20/2046	3.500%	2,177,140	340,539
CMO Series 2017-101 Class AI
07/20/2047	4.000%	3,765,521	514,934
CMO Series 2017-52 Class AI
04/20/2047	6.000%	2,795,264	456,453
CMO Series 2017-68 Class TI
05/20/2047	5.500%	1,123,456	176,055
CMO Series 2017-88 Class JI
09/20/2046	5.500%	1,790,746	336,697
CMO Series 2019-108 Class MI
07/20/2049	3.500%	7,499,033	1,049,537

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023	63

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

Residential Mortgage-Backed Securities - Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-99 Class AI
08/16/2049	4.000%	5,107,096	1,096,748
CMO Series 2020-134 Class AI
09/20/2050	3.000%	9,466,901	1,509,864
CMO Series 2020-34 Class IO
12/20/2039	5.000%	8,190,241	1,627,566
Government National Mortgage Association(c),(d)
CMO Series 2014-150 Class IO
07/16/2056	0.378%	10,856,778	171,110
CMO Series 2014-H05 Class AI
02/20/2064	1.419%	4,197,914	158,282
CMO Series 2014-H14 Class BI
06/20/2064	1.632%	4,762,184	152,161
CMO Series 2014-H15 Class HI
05/20/2064	1.436%	3,374,411	111,426
CMO Series 2014-H20 Class HI
10/20/2064	1.309%	1,089,640	62,337
CMO Series 2015-163 Class IO
12/16/2057	0.738%	1,582,098	49,185
CMO Series 2015-189 Class IG
01/16/2057	0.621%	6,351,859	154,936
CMO Series 2015-30 Class IO
07/16/2056	0.690%	2,475,254	75,792
CMO Series 2015-32 Class IO
09/16/2049	0.577%	3,690,837	67,578
CMO Series 2015-73 Class IO
11/16/2055	0.438%	1,451,276	19,432
CMO Series 2015-9 Class IO
02/16/2049	0.520%	6,628,839	102,895
CMO Series 2015-H22 Class BI
09/20/2065	1.776%	1,705,084	59,172
CMO Series 2016-72 Class IO
12/16/2055	0.766%	6,637,594	180,176
CMO Series 2020-171 Class IO
10/16/2060	0.957%	6,001,060	394,570
CMO Series 2020-32 Class IA
03/16/2047	3.973%	9,717,375	1,484,380
CMO Series 2021-33 Class IO
10/16/2062	0.841%	7,808,704	473,721
CMO Series 2021-40 Class IO
02/16/2063	0.824%	6,857,599	415,441
CMO Series 2021-H03 Class IO
04/20/2070	0.000%	12,902,246	1,809
CMO Series 2021-H08 Class IA
01/20/2068	0.008%	1,780,016	4,880

Residential Mortgage-Backed Securities - Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association TBA(e)
12/20/2053	2.500%	35,325,000	29,485,336
12/20/2053	4.500%	49,475,000	46,786,448
12/20/2053	5.000%	49,775,000	48,347,211
12/20/2053	5.500%	37,775,000	37,496,988
Seasoned Credit Risk Transfer Trust
CMO Series 2018-2 Class MV (FHLMC)
11/25/2057	3.500%	3,940,316	3,482,180
Uniform Mortgage-Backed Security TBA(e)
12/13/2053	2.000%	58,200,000	45,191,390
12/13/2053-
01/16/2054	2.500%	19,850,000	16,071,929
12/13/2053-
01/16/2054	3.000%	64,300,000	54,192,077
12/13/2053	3.500%	30,775,000	26,982,699
12/13/2053	4.000%	36,975,000	33,565,645
12/13/2053-
01/16/2054	4.500%	39,875,000	37,334,671
12/13/2053	5.000%	66,600,000	64,086,675
12/13/2053-
01/16/2054	5.500%	79,400,000	78,236,404
12/13/2053-
01/16/2054	6.000%	26,201,000	26,271,422
01/16/2054	6.500%	9,690,000	9,837,241

Total Residential Mortgage-Backed Securities - Agency (Cost $3,367,000,638)			3,165,211,917

Residential Mortgage-Backed Securities - Non-Agency(o) 3.8%

ACE Securities Corp. Home Equity Loan Trust(b)
CMO Series 2006-OP1 Class A2D
1-month Term SOFR + 0.594%
Floor 0.240%
04/25/2036	5.937%	7,174,430	6,329,111
Ajax Mortgage Loan Trust(a),(c)
CMO Series 2019-F Class A1
07/25/2059	2.860%	4,188,974	3,927,973
Angel Oak Mortgage Trust(a),(c)
CMO Series 2022-6 Class A1
07/25/2067	4.300%	16,604,770	15,500,021
Arroyo Mortgage Trust(a)
CMO Series 2022-1 Class A3
12/25/2056	3.650%	1,000,000	702,023
Banc of America Funding Trust
CMO Series 2006-3 Class 4A14
03/25/2036	6.000%	321,478	249,233
CMO Series 2006-3 Class 5A3
03/25/2036	5.500%	297,080	253,972
Banc of America Funding Trust(s)
CMO Series 2006-D Class 3A1
05/20/2036	4.391%	639,160	547,260

64	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

Residential Mortgage-Backed Securities - Non-Agency(o) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banc of America Funding Trust(b)
CMO Series 2007-C Class 7A1
1-month Term SOFR + 0.534%
Floor 0.420%
05/20/2047	5.866%	1,360,994	1,201,622
Bayview MSR Opportunity Master Fund Trust(a),(b)
CMO Series 2022-2 Class AF
30-day Average SOFR +
0.850%
12/25/2051	6.178%	2,173,731	1,967,521
Bayview MSR Opportunity Master Fund Trust(a),(c)
Subordinated CMO Series 2021-5 Class B1
11/25/2051	3.485%	954,620	747,838
Subordinated CMO Series 2022-2 Class B3A
12/25/2051	3.403%	1,441,249	1,005,388
Bellemeade Re Ltd.(a),(b)
CMO Series 2019-1A Class M2
1-month Term SOFR + 2.814%
Floor 2.700%
03/25/2029	8.157%	1,541,933	1,552,426
CMO Series 2021-3A Class M1C
30-day Average SOFR +
1.550%
Floor 1.550%
09/25/2031	6.878%	2,200,000	2,146,650
CMO Series 2022-1 Class M1C
30-day Average SOFR +
3.700%
Floor 3.700%
01/26/2032	9.029%	2,500,000	2,506,257
BRAVO Residential Funding Trust(a),(c)
CMO Series 2021-B Class A1
04/01/2069	2.115%	7,969,850	7,648,821
Carrington Mortgage Loan Trust(b)
CMO Series 2006-NC3 Class A3
1-month Term SOFR + 0.264%
Floor 0.150%, Cap 12.500%
08/25/2036	5.757%	1,276,876	1,193,861
CMO Series 2006-NC3 Class A4
1-month Term SOFR + 0.354%
Floor 0.240%, Cap 12.500%
08/25/2036	5.937%	9,300,000	7,117,170
Chase Mortgage Finance Corp.(a),(c)
Subordinated CMO Series 2019-1 Class B2
03/25/2050	3.890%	913,261	751,798
Subordinated Series 2016-SH1 Class M2
04/25/2045	3.750%	188,852	167,652
CIM Group(a),(c)
CMO Series 2020-R7 Class A1A
12/27/2061	2.250%	5,800,668	4,947,626

Residential Mortgage-Backed Securities - Non-Agency(o) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CIM Trust(a),(c)
CMO Series 2019-J2 Class B1
10/25/2049	3.768%	810,080	687,296
CMO Series 2019-R5 Class M2
09/25/2059	3.250%	1,100,000	948,126
CMO Series 2020-R6 Class A1A
12/25/2060	2.250%	3,816,848	3,252,111
CMO Series 2021-NR2 Class A1
07/25/2059	2.568%	4,350,488	4,226,178
CMO Series 2021-R3 Class A1A
06/25/2057	1.951%	7,308,360	6,329,782
CMO Series 2022-I1 Class A1
02/25/2067	4.350%	5,515,108	5,259,679
CMO Series 2023-NR2 Class A1
06/25/2062	6.000%	5,787,872	5,479,306
CMO Series 2023-R1 Class A1A
04/25/2062	5.400%	12,243,465	11,537,277
CMO Series 2023-R3 Class A1A
01/25/2063	4.500%	10,486,509	9,494,008
Citicorp Mortgage Securities Trust
CMO Series 2007-8 Class 1A3
09/25/2037	6.000%	179,637	172,658
Citigroup Mortgage Loan Trust(a),(c)
CMO Series 2022-A Class A1
09/25/2062	6.170%	2,183,996	2,157,300
Citigroup Mortgage Loan Trust, Inc.(a),(c)
Subordinated CMO Series 2021-J2 Class B3W
07/25/2051	2.769%	466,014	322,480
Connecticut Avenue Securities(a),(b)
CMO Series 2023-R07 Class 2M2
30-day Average SOFR +
3.250%
09/25/2043	8.578%	1,000,000	1,030,454
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-R01 Class 2M2
30-day Average SOFR +
2.564%
07/25/2031	7.893%	97,658	97,779
CMO Series 2020-R02 Class 2M2
30-day Average SOFR +
2.114%
01/25/2040	7.443%	212,337	214,291
CMO Series 2020-SBT1 Class 1M2
30-day Average SOFR +
3.764%
02/25/2040	9.093%	1,500,000	1,558,129

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023	65

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

Residential Mortgage-Backed Securities - Non-Agency(o) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-SBT1 Class 2M2
30-day Average SOFR +
3.764%
02/25/2040	9.093%	3,500,000	3,645,957
CMO Series 2022-R07 Class 1M2
30-day Average SOFR +
4.650%
06/25/2042	9.978%	2,700,000	2,904,197
CMO Series 2023-R01 Class 1M2
30-day Average SOFR +
3.750%
12/25/2042	9.078%	3,750,000	3,933,789
Subordinated CMO Series 2019-R05 Class 1B1
30-day Average SOFR +
4.214%
07/25/2039	9.543%	1,506,848	1,563,292
Subordinated CMO Series 2020-R02 Class 2B1
30-day Average SOFR +
3.114%
01/25/2040	8.443%	5,250,000	5,253,315
Subordinated CMO Series 2022-R02 Class 2B1
30-day Average SOFR +
4.500%
01/25/2042	9.828%	1,000,000	1,030,499
Subordinated CMO Series 2022-R04 Class 1B1
30-day Average SOFR +
5.250%
03/25/2042	10.578%	750,000	799,186
Countrywide Home Loan Mortgage Pass-Through Trust(c)
CMO Series 2007-HY5 Class 1A1
09/25/2047	4.713%	291,025	217,083
Credit Suisse Mortgage Capital Trust(a),(c)
CMO Series 2021-RP11 Class PT
10/25/2061	3.769%	7,567,203	5,500,360
Credit Suisse Mortgage Trust(a),(c)
CMO Series 2022-ATH2 Class A1
05/25/2067	4.547%	6,387,442	6,036,429
CMO Series 2022-ATH3 Class A3
08/25/2067	6.567%	1,380,457	1,356,124
CMO Series 2022-JR1 Class A1
10/25/2066	4.267%	4,058,935	3,958,688
Credit-Based Asset Servicing & Securitization LLC(c)
CMO Series 2007-CB1 Class AF3
01/25/2037	5.737%	3,352,881	1,028,629
CSMC Trust(a),(c)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	4,941,605	4,571,201
CMO Series 2020-RPL2 Class A12
02/25/2060	3.525%	3,227,888	3,365,042

Residential Mortgage-Backed Securities - Non-Agency(o) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-RPL6 Class A1
03/25/2059	2.688%	2,391,554	2,351,686
CMO Series 2021-NQM6 Class A1
07/25/2066	1.174%	7,743,535	5,879,039
CMO Series 2022-RPL4 Class A1
04/25/2062	3.904%	2,565,061	2,347,976
CSMCM Trust(a)
CMO Series 2021-RP11 Class CERT
10/27/2061	3.778%	313,646	230,235
CSMCM Trust Certificates(a),(c)
CMO Series 2018-RPL4 Class CERT
07/25/2050	3.735%	1,413,810	1,225,612
Deephaven Residential Mortgage Trust(a),(c)
CMO Series 2021-4 Class M1
11/25/2066	3.257%	2,000,000	1,320,224
Domino’s Pizza Master Issuer LLC(a)
CMO Series 2015-1A Class A2II
10/25/2045	4.474%	1,860,000	1,798,226
Downey Savings & Loan Association Mortgage Loan Trust(b)
CMO Series 2005-AR6 Class 2A1A
1-month Term SOFR + 0.694%
Floor 0.290%, Cap 11.000%
10/19/2045	6.026%	1,099,442	908,283
CMO Series 2006-AR2 Class 2A1A
1-month Term SOFR + 0.314%
Floor 0.200%
10/19/2036	5.646%	1,794,168	1,190,190
First Franklin Mortgage Loan Trust(b)
CMO Series 2006-FF18 Class A2D
1-month Term SOFR + 0.324%
Floor 0.210%
12/25/2037	5.877%	1,188,612	1,005,612
CMO Series 2007-FF2 Class A2B
1-month Term SOFR + 0.214%
Floor 0.100%
03/25/2037	5.657%	3,193,510	1,483,261
First Horizon Mortgage Pass-Through Trust(c)
CMO Series 2007-AR1 Class 1A1
05/25/2037	4.010%	197,282	80,937
Flagstar Mortgage Trust(a),(c)
Subordinated CMO Series 2018-5 Class B3
09/25/2048	4.457%	885,783	776,522
Subordinated CMO Series 2019-2 Class B1
12/25/2049	4.007%	855,211	722,509
Subordinated CMO Series 2019-2 Class B2
12/25/2049	4.007%	914,664	764,985
Subordinated CMO Series 2021-12 Class B2
11/25/2051	2.982%	1,240,686	909,587

66	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

Residential Mortgage-Backed Securities - Non-Agency(o) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-DNA5 Class M2
30-day Average SOFR +
1.650%
01/25/2034	6.978%	1,002,620	1,005,027
CMO Series 2021-HQA1 Class B1
30-day Average SOFR +
3.000%
08/25/2033	8.328%	6,500,000	6,509,738
CMO Series 2021-HQA1 Class M2
30-day Average SOFR +
2.250%
08/25/2033	7.578%	10,482,782	10,431,210
CMO Series 2021-HQA3 Class M2
30-day Average SOFR +
2.100%
09/25/2041	7.428%	2,410,000	2,367,213
CMO Series 2021-HQA4 Class M2
30-day Average SOFR +
2.350%
12/25/2041	7.678%	3,000,000	2,955,659
CMO Series 2022-DNA1 Class M2
30-day Average SOFR +
2.500%
01/25/2042	7.828%	4,875,000	4,857,175
CMO Series 2022-DNA3 Class M1B
30-day Average SOFR +
2.900%
04/25/2042	8.228%	4,140,000	4,228,944
Subordinated CMO Series 2021-DNA3 Class B1
30-day Average SOFR +
3.500%
10/25/2033	8.828%	2,025,000	2,090,193
Subordinated CMO Series 2021-DNA6 Class B1
30-day Average SOFR +
3.400%
10/25/2041	8.728%	2,000,000	2,026,250
Subordinated CMO Series 2021-DNA7 Class M2
30-day Average SOFR +
1.800%
11/25/2041	7.128%	960,000	947,060
Subordinated CMO Series 2021-HQA3 Class B1
30-day Average SOFR +
3.350%
09/25/2041	8.678%	620,000	619,994
Subordinated CMO Series 2022-DNA6 Class M2
30-day Average SOFR +
5.750%
09/25/2042	11.078%	6,000,000	6,568,834

Residential Mortgage-Backed Securities - Non-Agency(o) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-HQA5 Class M2
30-day Average SOFR +
2.600%
11/25/2050	7.928%	4,080,046	4,147,714
CMO Series 2022-DNA2 Class M1B
30-day Average SOFR +
2.400%
02/25/2042	7.728%	5,000,000	5,041,000
Subordinated CMO Series 2020-HQA5 Class B1
30-day Average SOFR +
4.000%
11/25/2050	9.328%	1,805,000	1,932,862
Subordinated CMO Series 2021-DNA7 Class B1
30-day Average SOFR +
3.650%
11/25/2041	8.971%	710,000	721,319
Galton Funding Mortgage Trust(a),(c)
CMO Series 2019-1 Class B1
02/25/2059	4.250%	1,578,332	1,429,829
CMO Series 2019-1 Class B2
02/25/2059	4.500%	886,353	805,596
Subordinated CMO Series 2018-2 Class B2
10/25/2058	4.750%	465,456	433,240
GCAT LLC(a),(c)
CMO Series 2021-1 Class A1
11/25/2049	2.487%	5,565,711	5,094,807
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2021-3 Class M1B
30-day Average SOFR +
2.900%
Floor 2.900%
02/25/2034	8.221%	1,000,000	1,003,109
GS Mortgage-Backed Securities Corp. Trust(a),(c)
CMO Series 2019-PJ3 Class A1
03/25/2050	3.500%	16,772	14,837
GS Mortgage-Backed Securities Trust(a),(c)
CMO Series 2023-PJ4 Class A3
01/25/2054	6.000%	2,411,799	2,383,725
Subordinated CMO Series 2021-GR3 Class B3
04/25/2052	3.384%	983,824	705,348
GSAMP Trust(b)
CMO Series 2004-OPT Class M1
1-month Term SOFR + 0.984%
Floor 0.580%
11/25/2034	6.327%	837,838	773,538
GSR Mortgage Loan Trust(c)
CMO Series 2006-AR2 Class 2A1
04/25/2036	3.833%	921,745	605,199

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023	67

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

Residential Mortgage-Backed Securities - Non-Agency(o) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HarborView Mortgage Loan Trust(b)
CMO Series 2006-10 Class 1A1A
1-month Term SOFR + 0.314%
Floor 0.200%
11/19/2036	5.846%	5,434,177	4,216,213
HSI Asset Securitization Corp. Trust(b)
CMO Series 2006-OPT1 Class M1
1-month Term SOFR + 0.654%
Floor 0.360%
12/25/2035	5.997%	410,113	406,733
JPMorgan Alternative Loan Trust(b)
CMO Series 2007-S1 Class A1
1-month Term SOFR + 0.674%
Floor 0.280%, Cap 11.500%
04/25/2047	6.017%	2,306,978	2,171,793
JPMorgan Mortgage Acquisition Trust(b)
CMO Series 2007-CH5 Class A5
1-month Term SOFR + 0.374%
Floor 0.260%
06/25/2037	5.717%	220,812	220,082
JPMorgan Mortgage Trust(a),(c)
CMO Series 2018-5 Class A13
10/25/2048	3.500%	878,896	729,099
CMO Series 2018-6 Class 1A10
12/25/2048	3.500%	133,634	113,203
CMO Series 2019-1 Class A3
05/25/2049	4.000%	232,224	206,123
CMO Series 2019-2 Class A3
08/25/2049	4.000%	77,569	70,973
CMO Series 2019-5 Class A3
11/25/2049	4.000%	178,254	159,763
CMO Series 2019-8 Class A15
03/25/2050	3.500%	136,739	116,311
CMO Series 2019-9 Class B2A
05/25/2050	3.408%	1,383,070	1,128,778
CMO Series 2019-HYB1 Class B1
10/25/2049	4.830%	938,800	873,961
CMO Series 2019-INV2 Class A3
02/25/2050	3.500%	128,640	108,992
CMO Series 2019-LTV3 Class B3
03/25/2050	4.356%	1,558,869	1,358,350
CMO Series 2020-1 Class A15
06/25/2050	3.500%	417,872	358,421
CMO Series 2020-2 Class A15
07/25/2050	3.500%	268,961	227,577
CMO Series 2020-5 Class A15
12/25/2050	3.000%	196,574	157,421
CMO Series 2020-5 Class B1
12/25/2050	3.574%	925,519	753,893

Residential Mortgage-Backed Securities - Non-Agency(o) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-13 Class A3
04/25/2052	2.500%	9,692,739	7,541,406
Subordinated CMO Series 2017-1 Class B4
01/25/2047	3.449%	392,327	329,910
Subordinated CMO Series 2017-3 Class B1
08/25/2047	3.747%	1,176,737	1,026,710
Subordinated CMO Series 2017-6 Class B2
12/25/2048	3.778%	509,656	431,786
Subordinated CMO Series 2018-8 Class B1
01/25/2049	4.042%	1,060,309	916,287
Subordinated CMO Series 2018-8 Class B2
01/25/2049	4.042%	883,591	767,328
Subordinated CMO Series 2019-2 Class B2
08/25/2049	4.420%	2,084,550	1,846,019
Subordinated CMO Series 2019-6 Class B1
12/25/2049	4.245%	915,532	799,946
Subordinated CMO Series 2019-8 Class B3A
03/25/2050	3.408%	1,833,696	1,486,504
Subordinated CMO Series 2019-LTV1 Class B2
06/25/2049	4.605%	1,472,166	1,358,106
Subordinated CMO Series 2019-LTV2 Class B2
12/25/2049	4.706%	1,095,800	1,007,114
Subordinated CMO Series 2019-LTV2 Class B3
12/25/2049	4.706%	913,167	832,634
Subordinated CMO Series 2020-8 Class B2
03/25/2051	3.515%	1,835,998	1,482,111
Subordinated CMO Series 2021-14 Class B2
05/25/2052	3.158%	1,500,000	1,135,556
Subordinated CMO Series 2022-LTV2 Class A1
11/25/2052	3.304%	1,544,467	1,145,971
Subordinated CMO Series 2023-10 Class B3
05/25/2054	6.534%	1,000,000	917,660
Subordinated CMO Series 2023-8 Class B3
02/25/2054	6.356%	1,995,349	1,816,588
JPMorgan Mortgage Trust(a),(b)
CMO Series 2018-7FRB Class A1
1-month Term SOFR + 0.864%
04/25/2046	6.140%	476,935	451,117
CMO Series 2023-HE2 Class A1
30-day Average SOFR +
1.700%
03/25/2054	7.025%	577,800	578,020
JPMorgan Trust(a),(c)
Subordinated CMO Series 2015-3 Class B3
05/25/2045	3.636%	385,424	343,848

68	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

Residential Mortgage-Backed Securities - Non-Agency(o) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Legacy Mortgage Asset Trust(a),(c)
CMO Series 2019-PR1 Class A1
09/25/2059	7.858%	5,761,173	5,718,867
CMO Series 2020-GS1 Class A1
10/25/2059	5.882%	2,858,182	2,881,421
CMO Series 2020-GS2 Class A1
03/25/2060	2.750%	10,323,052	10,278,198
CMO Series 2020-SL1 Class A
01/25/2060	2.734%	209,523	208,920
CMO Series 2021-GS1 Class A1
10/25/2066	1.892%	919,304	875,665
CMO Series 2021-SL1 Class A
09/25/2060	1.991%	505,576	500,635
CMO Series 2021-SL2 Class A
10/25/2068	1.875%	234,117	218,222
Lehman XS Trust(b)
CMO Series 2005-5N Class 3A1A
1-month Term SOFR + 0.414%
Floor 0.300%
11/25/2035	5.757%	287,797	281,356
CMO Series 2006-2N Class 1A1
1-month Term SOFR + 0.634%
Floor 0.260%
02/25/2046	5.977%	1,066,278	905,063
loanDepot GMSR Master Trust(a),(b)
Series 2018-GT1 Class A
1-month Term SOFR + 2.914%
Floor 2.800%
10/16/2025	8.227%	1,300,000	1,200,682
Long Beach Mortgage Loan Trust(b)
CMO Series 2006-10 Class 1A
1-month Term SOFR + 0.414%
Floor 0.150%
11/25/2036	5.757%	3,510,077	2,443,009
CMO Series 2006-11 Class 2A2
1-month Term SOFR + 0.214%
Floor 0.100%
12/25/2036	5.657%	29,077,139	9,892,700
MASTR Alternative Loan Trust
CMO Series 2004-12 Class 4A1
12/25/2034	5.500%	335,013	321,329
Mello Mortgage Capital Acceptance Trust(a),(c)
Subordinated CMO Series 2021-INV1 Class B3
06/25/2051	2.960%	1,923,983	1,322,238
Merrill Lynch First Franklin Mortgage Loan Trust(b)
CMO Series 2007-1 Class A2D
1-month Term SOFR + 0.454%
Floor 0.340%
04/25/2037	5.797%	15,689,640	6,036,641

Residential Mortgage-Backed Securities - Non-Agency(o) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MortgageIT Trust(b)
CMO Series 2005-5 Class A1
1-month Term SOFR + 0.634%
Floor 0.260%, Cap 11.500%
12/25/2035	5.977%	412,072	397,494
New Residential Mortgage Loan Trust(a),(b)
CMO Series 2018-4A Class A1S
1-month Term SOFR + 0.864%
Floor 0.750%
01/25/2048	6.207%	826,991	806,881
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1B
30-day Average SOFR +
2.050%
Floor 2.050%
10/25/2033	7.378%	536,345	536,190
CMO Series 2021-1A Class M1C
30-day Average SOFR +
3.000%
Floor 3.000%
10/25/2033	8.328%	2,250,000	2,275,454
Oaktown Re VII Ltd.(a),(b)
CMO Series 2021-2 Class M1B
30-day Average SOFR +
2.900%
Floor 2.900%
04/25/2034	8.221%	2,200,000	2,197,005
CMO Series 2021-2 Class M1C
30-day Average SOFR +
3.350%
Floor 3.350%
04/25/2034	8.671%	2,000,000	1,982,015
OBX Trust(a),(c)
CMO Series 2019-EXP1 Class 1A3
01/25/2059	4.000%	41,336	39,299
CMO Series 2019-INV2 Class A25
05/27/2049	4.000%	85,301	75,052
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates(b)
CMO Series 2005-4 Class M2
1-month Term SOFR + 0.864%
Floor 0.500%
11/25/2035	6.207%	11,526,000	11,087,197
Preston Ridge Partners Mortgage Trust(a),(c)
CMO Series 2022-4 Class A1
08/25/2027	5.000%	2,908,994	2,829,919
Pretium Mortgage Credit Partners LLC(a),(c)
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	5,517,558	5,165,168
CMO Series 2022-RN2 Class A1
06/25/2052	5.000%	7,755,592	7,408,130

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023	69

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

Residential Mortgage-Backed Securities - Non-Agency(o) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-RN2 Class A2
06/25/2052	6.500%	13,780,000	12,991,143
CMO Series 2022-RN3 Class A1
08/25/2052	5.000%	8,822,184	8,512,657
Radnor RE Ltd.(a),(b)
CMO Series 2021-1 Class M1C
30-day Average SOFR +
2.700%
Floor 2.700%
12/27/2033	7.328%	3,000,000	3,024,278
RALI Trust(c)
CMO Series 2005-QA4 Class A41
04/25/2035	4.339%	8,524	8,422
RALI Trust(c),(d)
CMO Series 2006-QS18 Class 1AV
12/25/2036	0.464%	18,717,105	313,637
CMO Series 2007-QS1 Class 2AV
01/25/2037	0.155%	20,434,618	102,410
Rathlin Residential(a),(b)
CMO Series 2021-1A Class A
1-month EURIBOR + 2.000%
09/27/2075	5.845%	EUR 2,187,832	2,318,368
RCKT Mortgage Trust(a),(c)
Subordinated CMO Series 2019-1 Class B4
09/25/2049	3.838%	3,539,903	2,875,074
RFMSI Trust(c)
CMO Series 2005-SA5 Class 1A
11/25/2035	4.034%	591,538	355,071
CMO Series 2006-SA4 Class 2A1
11/25/2036	5.555%	138,694	118,139
Seasoned Credit Risk Transfer Trust(c)
CMO Series 2017-3SC Class HT (FHLMC)
07/25/2056	3.250%	16,651,192	13,716,105
Seasoned Credit Risk Transfer Trust
CMO Series 2017-4 Class M45T
06/25/2057	4.500%	2,271,501	2,116,200
CMO Series 2018-2 Class HT (FHLMC)
11/25/2057	3.000%	260,670	217,903
CMO Series 2018-3 Class HT (FHLMC)
08/25/2057	3.000%	286,940	237,856
CMO Series 2018-4 Class HT (FHLMC)
03/25/2058	3.000%	239,422	197,772
CMO Series 2019-1 Class HT (FHLMC)
07/25/2058	3.000%	960,202	800,397
CMO Series 2019-2 Class HT (FHLMC)
08/25/2058	3.000%	176,494	146,252
CMO Series 2019-3 Class HT (FHLMC)
10/25/2058	3.000%	70,561	58,615

Residential Mortgage-Backed Securities - Non-Agency(o) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sequoia Mortgage Trust(a),(c)
CMO Series 2019-4 Class A19
11/25/2049	3.500%	142,379	118,009
CMO Series 2019-CH2 Class A1
08/25/2049	4.500%	25,369	24,695
CMO Series 2021-5 Class A19
07/25/2051	2.500%	653,640	493,039
Subordinated CMO Series 2018-6 Class B1
07/25/2048	4.162%	1,082,770	967,442
Subordinated CMO Series 2019-2 Class B2
06/25/2049	4.261%	1,746,780	1,564,361
Subordinated CMO Series 2020-3 Class B2
04/25/2050	3.320%	973,578	779,215
Subordinated CMO Series 2023-3 Class B3
09/25/2053	6.248%	1,364,668	1,237,187
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2021-3 Class A1
06/25/2056	1.127%	5,416,885	4,275,541
Structured Adjustable Rate Mortgage Loan Trust(c)
CMO Series 2004-20 Class 1A2
01/25/2035	5.115%	324,622	296,080
CMO Series 2006-5 Class 1A1
06/25/2036	4.581%	594,338	526,845
Texas Capital Bank NA(a),(b)
CMO Series 2021 Class NOTE
3-month USD LIBOR + 4.500%
09/30/2024	10.156%	5,338,182	5,297,043
Toorak Mortgage Corp., Ltd.(a),(c)
CMO Series 2022-INV2 Class A1
06/25/2057	4.350%	5,638,503	5,334,770
Towd Point HE Trust(a)
CMO Series 2023-1 Class A1A
02/25/2063	6.875%	945,099	949,976
Verus Securitization Trust(a),(c)
CMO Series 2022-INV1 Class A3
08/25/2067	5.830%	1,773,012	1,713,179
WaMu Asset-Backed Certificates Trust(b)
CMO Series 2007-HE1 Class 2A3
1-month Term SOFR + 0.264%
Floor 0.150%
01/25/2037	5.607%	3,225,596	1,448,491
WaMu Mortgage Pass-Through Certificates Trust(c)
CMO Series 2003-AR8 Class A
08/25/2033	5.558%	181,392	169,943
CMO Series 2004-AR4 Class A6
06/25/2034	5.054%	1,498,643	1,388,304
CMO Series 2004-AR7 Class A6
07/25/2034	4.957%	684,210	629,830

70	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

Residential Mortgage-Backed Securities - Non-Agency(o) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-HY1 Class 3A3
02/25/2037	3.704%	2,117,811	1,726,416
CMO Series 2007-HY3 Class 1A1
03/25/2037	3.478%	384,230	298,086
WaMu Mortgage Pass-Through Certificates Trust(b)
CMO Series 2005-AR11 Class A1A
1-month Term SOFR + 0.754%
Floor 0.320%, Cap 10.500%
08/25/2045	6.097%	529,509	488,710
CMO Series 2005-AR17 Class A1A1
1-month Term SOFR + 0.654%
Floor 0.270%, Cap 10.500%
12/25/2045	5.997%	1,829,862	1,680,421
CMO Series 2005-AR2 Class 2A1A
1-month Term SOFR + 0.734%
Floor 0.310%, Cap 10.500%
01/25/2045	6.077%	459,620	437,513
CMO Series 2005-AR9 Class A1A
1-month Term SOFR + 0.754%
Floor 0.320%, Cap 10.500%
07/25/2045	6.097%	418,265	387,214
CMO Series 2006-AR4 Class 1A1A
1-year MTA + 0.940%
Floor 0.940%
05/25/2046	5.952%	1,072,602	958,043
CMO Series 2006-AR5 Class A12A
1-year MTA + 0.980%
Floor 0.980%
06/25/2046	5.992%	322,256	279,628
CMO Series 2007-OC2 Class A3
1-month Term SOFR + 0.734%
Floor 0.310%
06/25/2037	6.077%	1,635,661	1,498,431
Wells Fargo Mortgage-Backed Securities Trust(a),(c)
CMO Series 2019-1 Class A1
11/25/2048	3.936%	40,159	37,020
Subordinated CMO Series 2018-1 Class B3
07/25/2047	3.660%	1,049,556	859,843
Subordinated CMO Series 2020-1 Class B3
12/25/2049	3.377%	1,863,076	1,475,629

Total Residential Mortgage-Backed Securities - Non-Agency (Cost $488,955,210)			454,017,432

Senior Loans 0.5%

Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
TransDigm, Inc.(b),(t)
Tranche I Term Loan
3-month Term SOFR + 3.250%
08/24/2028	8.640%	695,168	695,321

Airlines 0.0%
United AirLines, Inc.(b),(t)
Tranche B Term Loan
1-month Term SOFR + 3.750%
Floor 0.750%
04/21/2028	9.207%	854,877	853,902

Brokerage/Asset Managers/Exchanges 0.0%
Deerfield Dakota Holding LLC(b),(t)
1st Lien Term Loan
3-month Term SOFR + 3.750%
Floor 1.000%
04/09/2027	9.140%	714,585	699,579

Cable and Satellite 0.1%
Charter Communications Operating LLC(b),(t)
Tranche B2 Term Loan
3-month Term SOFR + 1.750%
02/01/2027	7.133%	240,602	240,055
CSC Holdings LLC(b),(t)
Term Loan
1-month Term SOFR + 2.500%
04/15/2027	7.937%	3,098,442	2,895,587
1-month Term SOFR + 4.500%
01/18/2028	9.823%	1,922,743	1,849,448
DirectTV Financing LLC(b),(t)
Term Loan
1-month Term SOFR + 5.000%
Floor 0.750%
08/02/2027	10.645%	1,189,000	1,168,288
Virgin Media Bristol LLC(b),(t)
Tranche N Term Loan
1-month Term SOFR + 2.500%
01/31/2028	7.937%	1,250,000	1,229,013
Tranche Y Term Loan
6-month Term SOFR + 3.250%
03/31/2031	8.790%	350,000	344,806

Total			7,727,197

Chemicals 0.0%
Chemours Co. (The)(b),(t)
Tranche B3 Term Loan
1-month Term SOFR + 3.500%
08/18/2028	8.848%	953,325	940,818

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023	71

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

Senior Loans (continued)

Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.0%
8th Avenue Food & Provisions, Inc.(b),(t)
1st Lien Term Loan
1-month Term SOFR + 3.750%
10/01/2025	9.213%	64,121	60,365
Amentum Government Services Holdings LLC(b),(t)
Tranche 1 1st Lien Term Loan
1-month Term SOFR + 4.000%
01/29/2027	9.463%	308,101	307,100
Arches Buyer, Inc.(b),(t)
Term Loan
1-month Term SOFR + 3.250%
Floor 0.500%
12/06/2027	8.698%	255,462	250,991
Pre-Paid Legal Services, Inc.(b),(t)
1st Lien Term Loan
1-month Term SOFR + 3.500%
Floor 0.500%
12/15/2028	8.963%	260,769	258,021
Safe Fleet Holdings LLC(b),(t)
Term Loan
1-month Term SOFR + 3.750%
Floor 0.500%
02/23/2029	9.191%	168,091	168,301
Spin Holdco, Inc.(b),(t)
Term Loan
3-month Term SOFR + 4.000%
Floor 0.750%
03/04/2028	9.664%	723,705	626,135
TruGreen LP(b),(t)
1st Lien Term Loan
1-month Term SOFR + 4.000%
Floor 0.750%
11/02/2027	9.448%	285,317	267,282

Total			1,938,195

Consumer Products 0.0%
Osmosis Buyer Ltd.(b),(t)
Tranche B Term Loan
1-month Term SOFR + 3.750%
Floor 0.500%
07/31/2028	9.071%	340,249	333,699

Diversified Manufacturing 0.0%
Filtration Group Corp.(b),(t)
Term Loan
1-month Term SOFR + 4.250%
Floor 0.500%
10/21/2028	9.713%	187,264	187,459

Senior Loans (continued)

Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Environmental 0.0%
Patriot Container Corp./Wastequip(b),(t)
1st Lien Term Loan
1-month Term SOFR + 3.750%
Floor 1.000%
03/20/2025	9.198%	126,406	119,589

Finance Companies 0.0%
Avolon Borrower 1 LLC(b),(t)
Tranche B5 Term Loan
1-month Term SOFR + 2.250%
Floor 0.500%
12/01/2027	7.681%	1,954,774	1,955,223
Tranche B6 Term Loan
1-month Term SOFR + 2.500%
Floor 0.500%
06/22/2028	7.831%	175,372	175,573

Total			2,130,796

Food and Beverage 0.0%
City Brewing Co. LLC(b),(r),(t)
1st Lien Term Loan
3-month Term SOFR + 3.500%
Floor 0.750%
04/05/2028	9.164%	489,287	393,387
H-Food Holdings, LLC/Hearthside Food Solutions LLC(b),(t)
Term Loan
3-month Term SOFR + 3.688%
05/23/2025	9.337%	60,534	46,813
Naked Juice LLC(b),(t)
1st Lien Term Loan
3-month Term SOFR + 3.250%
Floor 0.500%
01/24/2029	8.740%	1,545,079	1,444,896
2nd Lien Term Loan
3-month Term SOFR + 6.000%
Floor 0.500%
01/24/2030	11.490%	251,405	199,711

Total			2,084,807

Gaming 0.0%
Churchill Downs, Inc.(b),(t)
Tranche B Term Loan
1-month Term SOFR + 2.000%
03/17/2028	7.448%	99,490	99,199
Fertitta Entertainment LLC(b),(t)
Tranche B Term Loan
1-month Term SOFR + 4.000%
Floor 0.500%
01/27/2029	9.348%	539,559	535,313

72	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

Senior Loans (continued)

Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Light and Wonder International, Inc.(b),(t)
Tranche B Term Loan
1-month Term SOFR + 3.000%
Floor 0.500%
04/14/2029	8.421%	453,055	453,137

Total			1,087,649

Health Care 0.1%
Avantor Funding, Inc.(b),(t)
Tranche B5 Term Loan
1-month Term SOFR + 2.250%
Floor 0.500%
11/08/2027	7.698%	416,070	415,916
Bausch & Lomb Corp.(b),(t)
Term Loan
3-month Term SOFR + 3.250%
Floor 0.500%
05/10/2027	8.755%	217,367	210,466
Bausch & Lomb Corp. (b),(t)
Term Loan
1-month Term SOFR + 4.000%
Floor 0.500%
09/29/2028	9.348%	444,670	434,664
Gainwell Acquisition Corp.(b),(t)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.000%
Floor 0.750%
10/01/2027	9.490%	736,743	709,115
ICON PLC(b),(t)
Term Loan
3-month Term SOFR + 2.250%
Floor 0.500%
07/03/2028	7.902%	487,670	488,382
3-month Term SOFR + 2.250%
Cap 0.500%
07/03/2028	7.902%	121,503	121,681
Medline Borrower LP(b),(t)
Term Loan
1-month Term SOFR + 3.000%
Floor 0.500%
10/23/2028	8.463%	492,500	492,436
Star Parent, Inc.(b),(t)
Term Loan
3-month Term SOFR + 4.000%
09/27/2030	9.386%	312,893	305,549

Total			3,178,209

Leisure 0.0%
William Morris Endeavor Entertainment LLC/IMG Worldwide Holdings LLC(b),(t)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.750%
05/18/2025	8.213%	536,285	535,539

Senior Loans (continued)

Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 0.0%
Diamond Sports Group LLC(b),(t)
1st Lien Term Loan
3-month Term SOFR + 8.000%
Floor 1.000%
05/25/2026	12.775%	331,326	239,029
Diamond Sports Group LLC(m),(t)
2nd Lien Term Loan
08/24/2026	10.680%	4,770,042	101,363
MH Sub I LLC/Micro Holding Corp.(b),(t)
1st Lien Term Loan
1-month Term SOFR + 4.250%
Floor 0.500%
05/03/2028	9.598%	275,960	266,953

Total			607,345

Other Financial Institutions 0.0%
Trans Union LLC(b),(t)
Tranche B6 Term Loan
1-month Term SOFR + 2.250%
Floor 0.500%
12/01/2028	7.713%	696,578	696,341

Other Industry 0.0%
Adtalem Global Education, Inc.(b),(t)
Tranche B Term Loan
1-month Term SOFR + 4.000%
Floor 0.750%
08/12/2028	9.463%	432,404	431,954
Artera Services LLC(b),(t)
1st Lien Term Loan
3-month Term SOFR + 3.250%
Floor 1.000%
03/06/2025	8.740%	445,568	405,217

Total			837,171

Packaging 0.0%
Berry Global, Inc. (b),(t)
Tranche AA Term Loan
1-month Term SOFR + 1.750%
07/01/2029	7.186%	2,665,077	2,655,350

Paper 0.0%
Mativ Holdings, Inc.(b),(t)
Delayed Draw Term Loan
1-month Term SOFR + 2.500%
05/06/2027	7.948%	371,809	360,655

Pharmaceuticals 0.1%
Elanco Animal Health, Inc.(b),(t)
Term Loan
1-month Term SOFR + 1.750%
08/01/2027	7.170%	1,846,264	1,815,265

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023	73

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

Senior Loans (continued)

Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Grifols Worldwide Operations Ltd.(b),(t)
Tranche B Term Loan
1-month Term SOFR + 2.000%
11/15/2027	7.538%	1,353,536	1,336,238
Jazz Pharmaceuticals PLC(b),(t)
Term Loan
1-month Term SOFR + 3.500%
Floor 0.500%
05/05/2028	8.963%	1,197,184	1,198,848
Organon & Co.(b),(t)
Term Loan
1-month Term SOFR + 3.000%
Floor 0.500%
06/02/2028	8.436%	3,008,898	3,001,376
Sunshine Luxembourg VII SARL(b),(t)
Tranche B3 Term Loan
3-month Term SOFR + 3.750%
Floor 0.750%
10/01/2026	8.990%	500,000	501,460

Total			7,853,187

Property & Casualty 0.0%
Acrisure LLC(b),(t)
1st Lien Term Loan
3-month Term SOFR + 3.500%
02/15/2027	9.150%	900,949	892,129
AmWINS Group, Inc.(b),(t)
Term Loan
1-month Term SOFR + 2.250%
Floor 0.750%
02/19/2028	7.713%	1,630,426	1,627,605

Total			2,519,734

Railroads 0.0%
Genesee & Wyoming, Inc.(b),(t)
Term Loan
3-month Term SOFR + 2.000%
12/30/2026	7.490%	90,565	90,588

Restaurants 0.0%
1011778 BC ULC(b),(t)
Tranche B5 Term Loan
1-month Term SOFR + 2.250%
09/23/2030	7.598%	404,488	402,656
KFC Holding Co./Yum! Brands(b),(t)
Tranche B Term Loan
1-month Term SOFR + 1.750%
03/15/2028	7.196%	364,449	363,629

Total			766,285

Senior Loans (continued)

Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Retailers 0.0%
Great Outdoors Group LLC(b),(t)
Tranche B2 Term Loan
3-month Term SOFR + 3.750%
Floor 0.750%
03/06/2028	9.402%	1,567,005	1,552,181
Michaels Companies, Inc. (The)(b),(t)
Tranche B Term Loan
3-month Term SOFR + 4.250%
Floor 0.750%
04/15/2028	9.902%	1,955,000	1,483,356

Total			3,035,537

Technology 0.1%
athenahealth Group, Inc.(b),(t)
Term Loan
1-month Term SOFR + 3.250%
Floor 0.500%
02/15/2029	8.598%	1,397,396	1,370,231
Central Parent LLC(b),(t)
1st Lien Term Loan
3-month Term SOFR + 4.000%
07/06/2029	9.406%	328,373	328,432
Coherent Corp.(b),(t)
Tranche B Term Loan
1-month Term SOFR + 2.750%
Floor 0.500%
07/02/2029	8.213%	131,997	131,832
CommScope, Inc.(b),(t)
Term Loan
1-month Term SOFR + 3.250%
04/06/2026	8.713%	1,038,218	905,658
DTI Holdco, Inc.(b),(t)
1st Lien Term Loan
3-month Term SOFR + 4.750%
Floor 0.750%
04/26/2029	10.133%	87,081	84,880
EagleView Technology Corp.(b),(r),(t)
1st Lien Term Loan
3-month Term SOFR + 3.500%
08/14/2025	9.153%	644,185	614,527
Entegris, Inc.(b),(t)
Tranche B Term Loan
3-month Term SOFR + 2.500%
07/06/2029	7.890%	59,334	59,400
Gen Digital, Inc.(b),(t)
Tranche A Term Loan
1-month Term SOFR + 1.500%
09/10/2027	6.948%	597,757	595,366

74	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

Senior Loans (continued)

Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Hudson River Trading LLC(b),(t)
Term Loan
1-month Term SOFR + 3.000%
03/20/2028	8.463%	1,147,959	1,138,500
Open Text Corp.(b),(t)
Term Loan
1-month Term SOFR + 1.750%
05/30/2025	7.198%	343,217	343,309
1-month Term SOFR + 2.750%
01/31/2030	8.198%	358,159	358,517
Oracle Corp.(b),(t)
Tranche 1 Term Loan
1-month Term SOFR + 1.600%
08/16/2027	7.043%	1,730,353	1,713,049
Peraton Corp.(b),(t)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.750%
Floor 0.750%
02/01/2028	9.198%	832,620	826,825
Proofpoint, Inc.(b),(t)
1st Lien Term Loan
1-month Term SOFR + 3.250%
Floor 0.500%
08/31/2028	8.713%	158,637	157,356
RealPage, Inc.(b),(t)
1st Lien Term Loan
1-month Term SOFR + 3.000%
Floor 0.500%
04/24/2028	8.463%	133,300	129,885
Renaissance Holding Corp.(b),(t)
1st Lien Term Loan
1-month Term SOFR + 4.750%
Floor 0.500%
04/05/2030	10.098%	352,024	351,183
Xerox Corp.(b),(r),(t)
Tranche B Term Loan
1-month Term SOFR + 4.000%
Floor 0.500%
11/17/2029	9.348%	75,608	74,191

Total			9,183,141

Wireless 0.1%
Digicel International Finance Ltd.(b),(t)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.250%
05/28/2024	5.010%	2,704,005	2,514,725
SBA Senior Finance II LLC(b),(t)
Term Loan
1-month Term SOFR + 1.750%
04/11/2025	7.200%	705,888	706,361

Total			3,221,086

Senior Loans (continued)

Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines 0.0%
Frontier Communications Holdings LLC(b),(t)
Tranche B Term Loan
1-month Term SOFR + 3.750%
Floor 0.750%
10/08/2027	9.213%	208,265	203,775
Level 3 Financing, Inc.(b),(t)
Tranche B Term Loan
1-month Term SOFR + 1.750%
03/01/2027	7.213%	420,000	390,776
Lumen Technologies, Inc.(b),(r),(t)
Tranche B Term Loan
1-month Term SOFR + 2.250%
03/15/2027	7.713%	150,000	89,679
Zayo Group Holdings, Inc.(b),(t)
Term Loan
1-month Term SOFR + 3.000%
03/09/2027	8.463%	1,613,487	1,375,336
1-month Term SOFR + 4.325%
Floor 0.500%
03/09/2027	9.673%	302,723	257,566

Total			2,317,132

Total Senior Loans (Cost $59,044,200)			56,656,311

Treasury Bills 0.5%

Issuer	Yield	Principal Amount ($)	Value ($)
United States 0.5%
U.S. Treasury Bills(u)
12/14/2023	5.200%	3,000,000	2,994,027
12/21/2023	5.220%	43,000,000	42,871,246
U.S. Treasury Bills
01/18/2024	5.180%	10,000,000	9,930,991
02/15/2024	5.310%	6,000,000	5,933,573

Total			61,729,837

Total Treasury Bills (Cost $61,729,723)			61,729,837

U.S. Government & Agency Obligations 0.1%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(g)
STRIPS
05/15/2030	0.000%	295,000	217,789
Residual Funding Corp.(g)
STRIPS
01/15/2030	0.000%	9,066,000	6,766,973
04/15/2030	0.000%	425,000	312,925

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023	75

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

U.S. Government & Agency Obligations (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Resolution Funding Corp.(g)
STRIPS
04/15/2030	0.000%	2,965,000	2,192,941
Tennessee Valley Authority Principal STRIP(g)
09/15/2024	0.000%	445,000	425,074

Total U.S. Government & Agency Obligations (Cost $10,784,517)			9,915,702

U.S. Treasury Obligations 18.0%
U.S. Treasury
09/30/2024	2.125%	20,000,000	19,492,969
04/30/2025	0.375%	3,400,000	3,187,766
08/31/2025	5.000%	5,695,000	5,712,574
10/31/2025	5.000%	85,581,000	85,982,161
11/30/2025	4.875%	91,860,000	92,165,004
12/15/2025	4.000%	17,195,000	16,965,286
11/15/2026	4.625%	112,288,000	112,788,033
04/30/2028	3.500%	102,745,000	99,301,438
05/31/2028	3.625%	22,975,000	22,327,033
07/31/2028	4.125%	25,670,000	25,461,431
08/31/2028	4.375%	23,200,000	23,267,063
09/30/2028	4.625%	41,677,000	42,237,035
10/31/2028	4.875%	236,200,800	242,105,820
11/30/2028	4.375%	171,248,000	171,957,075
12/31/2029	3.875%	100,000,000	97,390,625
10/31/2030	4.875%	13,661,500	14,082,018
11/30/2030	4.375%	42,265,000	42,317,831
05/15/2033	3.375%	21,080,000	19,495,706
08/15/2033	3.875%	25,500,000	24,543,750
11/15/2033	4.500%	114,788,700	116,277,366
11/15/2040	1.375%	28,825,000	17,655,312
08/15/2041	1.750%	80,675,000	51,909,320
02/15/2042	2.375%	30,190,000	21,505,658
05/15/2042	3.250%	52,060,000	42,632,259
11/15/2042	2.750%	32,165,000	24,224,266
02/15/2043	3.875%	3,945,000	3,519,680
05/15/2043	3.875%	23,430,000	20,885,648
08/15/2043	4.375%	155,867,000	149,096,527
11/15/2043	4.750%	109,066,900	109,936,027
08/15/2049	2.250%	7,360,000	4,733,400
05/15/2050	1.250%	20,680,000	10,155,819
11/15/2050	1.625%	31,720,000	17,282,444
11/15/2052	4.000%	10,000,000	9,148,437
05/15/2053	3.625%	68,680,000	58,667,744
08/15/2053	4.125%	71,705,200	67,122,790

U.S. Treasury Obligations (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/15/2053	5.000%	130,417,000	135,633,680
U.S. Treasury(u)
05/15/2041	2.250%	57,200,000	40,451,125
11/15/2041	2.000%	68,115,000	45,647,693
08/15/2043	3.625%	4,995,000	4,289,456
U.S. Treasury(g)
STRIPS
02/15/2039	0.000%	2,670,000	1,291,925
05/15/2039	0.000%	4,595,000	2,190,164
02/15/2040	0.000%	5,735,000	2,621,522
05/15/2040	0.000%	980,000	441,727
11/15/2040	0.000%	3,590,000	1,571,046
02/15/2041	0.000%	7,960,000	3,434,616
05/15/2041	0.000%	7,485,000	3,189,896
08/15/2041	0.000%	4,455,000	1,872,840
11/15/2041	0.000%	3,500,000	1,452,090
05/15/2042	0.000%	400,000	161,641
08/15/2042	0.000%	5,510,000	2,206,798
11/15/2043	0.000%	6,314,000	2,378,109
02/15/2044	0.000%	980,000	365,203
08/15/2044	0.000%	1,255,000	457,340
02/15/2045	0.000%	8,770,000	3,233,595
02/15/2045	0.000%	695,000	247,621
08/15/2048	0.000%	1,913,621	588,438
02/15/2049	0.000%	2,000,000	606,328
U.S. Treasury(g),(u)
STRIPS
05/15/2043	0.000%	17,045,000	6,568,317

Total U.S. Treasury Obligations (Cost $2,270,340,791)			2,146,434,485

Money Market Funds 8.9%

		Shares	Value ($)
Columbia Short-Term Cash Fund, 5.605%(v),(w)		1,067,564,354	1,067,350,841

Total Money Market Funds (Cost $1,067,305,387)			1,067,350,841

Total Investments in Securities (Cost: $13,485,186,415)			12,719,383,612

Other Assets & Liabilities, Net			(784,473,880)

Net Assets			11,934,909,732

At November 30, 2023, securities and/or cash totaling $62,551,782 were pledged as collateral.

76	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

Investments in derivatives

Forward foreign currency exchange contracts

Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
572,379 EUR	621,320 USD	State Street	12/15/2023	—	(2,046)

Long futures contracts

Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	466	03/2024	USD	54,259,875	557,796	—
U.S. Long Bond	349	03/2024	USD	40,636,688	32,822	—
U.S. Treasury 10-Year Note	1,717	03/2024	USD	188,521,234	881,624	—
U.S. Treasury 10-Year Note	69	03/2024	USD	7,575,984	69,935	—
U.S. Treasury 2-Year Note	4,115	03/2024	USD	841,356,760	2,304,880	—
U.S. Treasury 2-Year Note	2,643	03/2024	USD	540,390,259	1,699,863	—
U.S. Treasury 2-Year Note	649	03/2024	USD	132,695,149	516,638	—
U.S. Treasury 5-Year Note	2,754	03/2024	USD	294,269,205	1,277,191	—
U.S. Treasury 5-Year Note	642	03/2024	USD	68,598,703	446,560	—
U.S. Treasury 5-Year Note	655	03/2024	USD	69,987,774	—	(258,837)
U.S. Treasury Ultra 10-Year Note	474	03/2024	USD	53,806,406	432,309	—
U.S. Treasury Ultra 10-Year Note	470	03/2024	USD	53,352,344	384,997	—
U.S. Treasury Ultra Bond	1,406	03/2024	USD	172,938,000	1,905,134	—
U.S. Treasury Ultra Bond	844	03/2024	USD	103,812,000	1,869,670	—
U.S. Treasury Ultra Bond	427	03/2024	USD	52,521,000	626,005	—

Total					13,005,424	(258,837)

Short futures contracts

Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury Ultra 10-Year Note	(323)	03/2024	USD	(36,665,547)	—	(406,941)

Cleared interest rate swap contracts

Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SOFR	Fixed rate of 3.520%	Receives Annually, Pays Annually	Citi	12/20/2053	USD	15,356,000	791,001	—	—	791,001	—
Fixed rate of 5.384%	SOFR	Receives Annually, Pays Annually	JPMorgan	08/31/2024	USD	427,680,000	246,092	—	—	246,092	—
Fixed rate of 4.946%	SOFR	Receives Annually, Pays Annually	JPMorgan	03/08/2025	USD	33,920,000	(71,743)	—	—	—	(71,743)
Fixed rate of 5.088%	SOFR	Receives Annually, Pays Annually	JPMorgan	03/10/2025	USD	107,139,000	68,948	—	—	68,948	—
SOFR	Fixed rate of 4.805%	Receives Annually, Pays Annually	JPMorgan	08/31/2025	USD	167,010,000	(94,386)	—	—	—	(94,386)

Total							939,912	—	—	1,106,041	(166,129)

Cleared credit default swap contracts - sell protection

Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 41	JPMorgan	12/20/2028	5.000	Quarterly	4.039	USD	117,660,000	3,114,221	—	—	3,114,221	—
Markit CDX North America High Yield Index, Series 41	JPMorgan	12/20/2028	5.000	Quarterly	4.039	USD	11,129,100	463,281	—	—	463,281	—

Total								3,577,502	—	—	3,577,502	—

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023	77

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

*

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Reference index and values for swap contracts as of period end

Reference index		Reference rate
SOFR	Secured Overnight Financing Rate	5.330%

Notes to Portfolio of Investments

(a)

Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2023, the total value of these securities amounted to $3,095,255,689, which represents 25.93% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of November 30, 2023.
(c)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of November 30, 2023.

(d)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(e)	Represents a security purchased on a when-issued basis.
(f)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(g)	Zero coupon bond.
(h)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2023, the total value of these securities amounted to $8,694,009, which represents 0.07% of total net assets.

(i)	Non-income producing investment.
(j)	Valuation based on significant unobservable inputs.
(k)	Perpetual security with no specified maturity date.
(l)

Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of November 30, 2023.

(m)	Represents a security in default.
(n)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(o)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(p)	Principal and interest may not be guaranteed by a governmental entity.
(q)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At November 30, 2023, the total value of these securities amounted to $2,656,649, which represents 0.02% of total net assets.

(r)	Represents a security purchased on a forward commitment basis.
(s)	Represents a variable rate security where the coupon adjusts periodically through an auction process.
(t)

The stated interest rate represents the weighted average interest rate at November 30, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(u)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(v)	The rate shown is the seven-day current annualized yield at November 30, 2023.
(w)

As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.605%
	1,015,009,456	1,881,556,461	(1,829,198,744)	(16,332)	1,067,350,841	155,262	14,163,703	1,067,564,354

78	Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager Total Return Bond Strategies Fund, November 30, 2023 (Unaudited)

Abbreviation Legend

BAM	Build America Mutual Assurance Co.
BIG	Bond Investors Guarantee
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
CVR	Contingent Value Rights
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced

Currency Legend

EUR	Euro
USD	US Dollar

Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Multi-Manager Total Return Bond Strategies Fund | First Quarter Report 2023	79

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.

1QT101_08_P01_(01/24)